POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT ON FORM N-1A

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON March 4, 2026

1933 Act Registration File No.: 333-289838

1940 Act File No.: 811-24117

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 11	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 15	[X]

Corgi ETF Trust I

(Exact Name of Registrant as Specified in Charter)

425 Bush St, Suite 500

San Francisco, CA 94104

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (855) 552-6744

Northwest Registered Agent Service, Inc.

8 The Green, STE B

Dover, DE 19901

(Name and Address of Agent for Service)

With copies to:

Emily Z. Yuan

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Peter Skaliy (Counsel / Filing Contact)
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104
Tel: (404) 275-0259

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [], 2026 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRELIMINARY PROSPECTUS

SUBJECT TO COMPLETION

March 4, 2026

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Prospectus

May [], 2026

Important Information About the Funds

This prospectus describes the exchange-traded funds listed above (each, a 'Fund,' and collectively, the 'Funds"), each of which is authorized to offer one class of shares through this prospectus.

The Funds seek daily leveraged (2x) investment results and are intended to be used as short-term trading vehicles. The Funds do not seek to achieve their stated investment objective over a period of time greater than one trading day.

The Funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. The Funds are very different from most mutual funds and exchange-traded funds. Investors should note that:

  The Funds are riskier than alternatives that do not use leverage because each Fund magnifies, on a daily basis, the performance of its Underlying Security (which may be the publicly traded common stock of a single issuer, as described for each Fund).
  The Funds pursue a daily investment objective. The Funds are designed to provide approximately 200% (2x) of the daily performance of their respective Underlying Securities, before fees and expenses.
  Compounding and volatility can cause returns over periods longer than one day to differ, and possibly differ significantly, from 2x of the Underlying Security's return for the same period. The pursuit of the Funds' daily investment objectives means that a Fund's return for periods longer than a single trading day will be the result of a series of daily leveraged returns for each trading day during the relevant period. As a consequence, especially during periods of market volatility, the volatility of the Underlying Security may affect a Fund's return as much as, or more than, the cumulative return of the Underlying Security for the same period. During periods of high volatility, a Fund may not perform as expected, and a Fund may have losses even when an investor might have expected gains, particularly if the Fund is held for a period that is different than one trading day.

The Funds are not suitable for all investors. The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors in the Funds should:

  understand the risks associated with the use of leveraged strategies;

  understand the consequences of seeking daily leveraged investment results; and

  intend to actively monitor and manage their investments.

Investors who do not understand the Funds, or do not intend to actively manage their funds and monitor their investments, should not buy the Funds.

There is no assurance that a Fund will achieve its daily leveraged investment objective. An investment in a Fund could lose money, potentially rapidly. The Funds are not a complete investment program.

Fund	Ticker	Principal U.S. Listing Exchange
NVDA 2x Daily ETF	[ ]	[ ]
TSLA 2x Daily ETF	[ ]	[ ]
MU 2x Daily ETF	[ ]	[ ]
SNDK 2x Daily ETF	[ ]	[ ]
GOOGL 2x Daily ETF	[ ]	[ ]
MSTR 2x Daily ETF	[ ]	[ ]
AMD 2x Daily ETF	[ ]	[ ]
MSFT 2x Daily ETF	[ ]	[ ]
META 2x Daily ETF	[ ]	[ ]
PLTR 2x Daily ETF	[ ]	[ ]
COIN 2x Daily ETF	[ ]	[ ]
AMZN 2x Daily ETF	[ ]	[ ]
TSM 2x Daily ETF	[ ]	[ ]
APP 2x Daily ETF	[ ]	[ ]
ASTS 2x Daily ETF	[ ]	[ ]
AVGO 2x Daily ETF	[ ]	[ ]
ORCL 2x Daily ETF	[ ]	[ ]
ASML 2x Daily ETF	[ ]	[ ]
SMCI 2x Daily ETF	[ ]	[ ]
IONQ 2x Daily ETF	[ ]	[ ]
RKLB 2x Daily ETF	[ ]	[ ]
AAPL 2x Daily ETF	[ ]	[ ]
UNH 2x Daily ETF	[ ]	[ ]
OKLO 2x Daily ETF	[ ]	[ ]
NFLX 2x Daily ETF	[ ]	[ ]
BRKB 2x Daily ETF	[ ]	[ ]
CRWV 2x Daily ETF	[ ]	[ ]
INTC 2x Daily ETF	[ ]	[ ]
BABA 2x Daily ETF	[ ]	[ ]
HOOD 2x Daily ETF	[ ]	[ ]
GEV 2x Daily ETF	[ ]	[ ]
BMNR 2x Daily ETF	[ ]	[ ]
JOBY 2x Daily ETF	[ ]	[ ]
ALAB 2x Daily ETF	[ ]	[ ]
LITE 2x Daily ETF	[ ]	[ ]
TEM 2x Daily ETF	[ ]	[ ]
UPST 2x Daily ETF	[ ]	[ ]
WDC 2x Daily ETF	[ ]	[ ]
UUUU 2x Daily ETF	[ ]	[ ]
SMR 2x Daily ETF	[ ]	[ ]
QBTS 2x Daily ETF	[ ]	[ ]
SOFI 2x Daily ETF	[ ]	[ ]
HIMS 2x Daily ETF	[ ]	[ ]
RGTI 2x Daily ETF	[ ]	[ ]
NVO 2x Daily ETF	[ ]	[ ]
RDDT 2x Daily ETF	[ ]	[ ]
MRVL 2x Daily ETF	[ ]	[ ]
CRWD 2x Daily ETF	[ ]	[ ]
MARA 2x Daily ETF	[ ]	[ ]
IREN 2x Daily ETF	[ ]	[ ]
NBIS 2x Daily ETF	[ ]	[ ]
VRT 2x Daily ETF	[ ]	[ ]
NOW 2x Daily ETF	[ ]	[ ]
RIVN 2x Daily ETF	[ ]	[ ]
CRDO 2x Daily ETF	[ ]	[ ]
GLXY 2x Daily ETF	[ ]	[ ]
ARM 2x Daily ETF	[ ]	[ ]
GME 2x Daily ETF	[ ]	[ ]
EOSE 2x Daily ETF	[ ]	[ ]
CIFR 2x Daily ETF	[ ]	[ ]
ACHR 2x Daily ETF	[ ]	[ ]
BE 2x Daily ETF	[ ]	[ ]
NVTS 2x Daily ETF	[ ]	[ ]
LRCX 2x Daily ETF	[ ]	[ ]
ONDS 2x Daily ETF	[ ]	[ ]
LRN 2x Daily ETF	[ ]	[ ]
TER 2x Daily ETF	[ ]	[ ]
COHR 2x Daily ETF	[ ]	[ ]
UCTT 2x Daily ETF	[ ]	[ ]
LASR 2x Daily ETF	[ ]	[ ]
ACLS 2x Daily ETF	[ ]	[ ]
SIMO 2x Daily ETF	[ ]	[ ]
CAMT 2x Daily ETF	[ ]	[ ]
MNST 2x Daily ETF	[ ]	[ ]
CRUS 2x Daily ETF	[ ]	[ ]
AMKR 2x Daily ETF	[ ]	[ ]
UMC 2x Daily ETF	[ ]	[ ]
AMAT 2x Daily ETF	[ ]	[ ]
ACMR 2x Daily ETF	[ ]	[ ]
ONTO 2x Daily ETF	[ ]	[ ]
KEYS 2x Daily ETF	[ ]	[ ]
RMBS 2x Daily ETF	[ ]	[ ]
AXTI 2x Daily ETF	[ ]	[ ]
TPL 2x Daily ETF	[ ]	[ ]
MPWR 2x Daily ETF	[ ]	[ ]
CRCL 2x Daily ETF	[ ]	[ ]
MSI 2x Daily ETF	[ ]	[ ]
CART 2x Daily ETF	[ ]	[ ]

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY - NVDA 2x Daily ETF

FUND SUMMARY - TSLA 2x Daily ETF

FUND SUMMARY - MU 2x Daily ETF

FUND SUMMARY - SNDK 2x Daily ETF

FUND SUMMARY - GOOGL 2x Daily ETF

FUND SUMMARY - MSTR 2x Daily ETF

FUND SUMMARY - AMD 2x Daily ETF

FUND SUMMARY - MSFT 2x Daily ETF

FUND SUMMARY - META 2x Daily ETF

FUND SUMMARY - PLTR 2x Daily ETF

FUND SUMMARY - COIN 2x Daily ETF

FUND SUMMARY - AMZN 2x Daily ETF

FUND SUMMARY - TSM 2x Daily ETF

FUND SUMMARY - APP 2x Daily ETF

FUND SUMMARY - ASTS 2x Daily ETF

FUND SUMMARY - AVGO 2x Daily ETF

FUND SUMMARY - ORCL 2x Daily ETF

FUND SUMMARY - ASML 2x Daily ETF

FUND SUMMARY - SMCI 2x Daily ETF

FUND SUMMARY - IONQ 2x Daily ETF

FUND SUMMARY - RKLB 2x Daily ETF

FUND SUMMARY - AAPL 2x Daily ETF

FUND SUMMARY - UNH 2x Daily ETF

FUND SUMMARY - OKLO 2x Daily ETF

FUND SUMMARY - NFLX 2x Daily ETF

FUND SUMMARY - BRKB 2x Daily ETF

FUND SUMMARY - CRWV 2x Daily ETF

FUND SUMMARY - INTC 2x Daily ETF

FUND SUMMARY - BABA 2x Daily ETF

FUND SUMMARY - HOOD 2x Daily ETF

FUND SUMMARY - GEV 2x Daily ETF

FUND SUMMARY - BMNR 2x Daily ETF

FUND SUMMARY - JOBY 2x Daily ETF

FUND SUMMARY - ALAB 2x Daily ETF

FUND SUMMARY - LITE 2x Daily ETF

FUND SUMMARY - TEM 2x Daily ETF

FUND SUMMARY - UPST 2x Daily ETF

FUND SUMMARY - WDC 2x Daily ETF

FUND SUMMARY - UUUU 2x Daily ETF

FUND SUMMARY - SMR 2x Daily ETF

FUND SUMMARY - QBTS 2x Daily ETF

FUND SUMMARY - SOFI 2x Daily ETF

FUND SUMMARY - HIMS 2x Daily ETF

FUND SUMMARY - RGTI 2x Daily ETF

FUND SUMMARY - NVO 2x Daily ETF

FUND SUMMARY - RDDT 2x Daily ETF

FUND SUMMARY - MRVL 2x Daily ETF

FUND SUMMARY - CRWD 2x Daily ETF

FUND SUMMARY - MARA 2x Daily ETF

FUND SUMMARY - IREN 2x Daily ETF

FUND SUMMARY - NBIS 2x Daily ETF

FUND SUMMARY - VRT 2x Daily ETF

FUND SUMMARY - NOW 2x Daily ETF

FUND SUMMARY - RIVN 2x Daily ETF

FUND SUMMARY - CRDO 2x Daily ETF

FUND SUMMARY - GLXY 2x Daily ETF

FUND SUMMARY - ARM 2x Daily ETF

FUND SUMMARY - GME 2x Daily ETF

FUND SUMMARY - EOSE 2x Daily ETF

FUND SUMMARY - CIFR 2x Daily ETF

FUND SUMMARY - ACHR 2x Daily ETF

FUND SUMMARY - BE 2x Daily ETF

FUND SUMMARY - NVTS 2x Daily ETF

FUND SUMMARY - LRCX 2x Daily ETF

FUND SUMMARY - ONDS 2x Daily ETF

FUND SUMMARY - LRN 2x Daily ETF

FUND SUMMARY - TER 2x Daily ETF

FUND SUMMARY - COHR 2x Daily ETF

FUND SUMMARY - UCTT 2x Daily ETF

FUND SUMMARY - LASR 2x Daily ETF

FUND SUMMARY - ACLS 2x Daily ETF

FUND SUMMARY - SIMO 2x Daily ETF

FUND SUMMARY - CAMT 2x Daily ETF

FUND SUMMARY - MNST 2x Daily ETF

FUND SUMMARY - CRUS 2x Daily ETF

FUND SUMMARY - AMKR 2x Daily ETF

FUND SUMMARY - UMC 2x Daily ETF

FUND SUMMARY - AMAT 2x Daily ETF

FUND SUMMARY - ACMR 2x Daily ETF

FUND SUMMARY - ONTO 2x Daily ETF

FUND SUMMARY - KEYS 2x Daily ETF

FUND SUMMARY - RMBS 2x Daily ETF

FUND SUMMARY - AXTI 2x Daily ETF

FUND SUMMARY - TPL 2x Daily ETF

FUND SUMMARY - MPWR 2x Daily ETF

FUND SUMMARY - CRCL 2x Daily ETF FUND SUMMARY - MSI 2x Daily ETF FUND SUMMARY - CART 2x Daily ETF
ADDITIONAL INFORMATION ABOUT FUNDS
MANAGEMENT
HOW TO BUY AND SELL SHARES
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

FUND SUMMARY - NVDA 2x Daily ETF

Investment Objective

The NVDA 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of NVIDIA Corporation (NASDAQ: NVDA) ("NVIDIA" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with NVIDIA Corporation, the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of NVIDIA Corporation. ("NVIDIA"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

NVIDIA Corporation (NASDAQ: NVDA) ("NVIDIA") is a United States-based semiconductor and technology company engaged in the design, development, and sale of graphics processing units (GPUs), accelerated computing platforms, and artificial intelligence solutions. The company's principal products include data center GPUs, gaming GPUs, AI accelerators, networking hardware, and related software platforms, which are used in artificial intelligence, high-performance computing, data centers, autonomous systems, gaming, and professional visualization. NVIDIA operates globally and is headquartered in Santa Clara, California, United States.

Information regarding NVIDIA may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.nvidia.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of NVIDIA Corporation. Information about NVIDIA Corporation included in this Prospectus is based on the date of this Prospectus. NVIDIA Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

NVIDIA Corporation Investing Risk.The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with NVIDIA Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. NVIDIA Corporation faces risks associated with, among other things, its ability to meet the evolving needs of its markets, including data center, artificial intelligence, gaming, professional visualization, and automotive sectors; competition; technological change; changes in customer demand; supply chain constraints; manufacturing delays; dependence on third parties to manufacture, assemble, test, or package its products; mismatches between supply and demand resulting in shortages or excess inventory; product defects; reliance on a limited number of customers or partners; international operations and economic conditions; regulatory developments; protection of intellectual property; cybersecurity incidents; the availability of key personnel; fluctuations in operating results; and other factors affecting its business, financial condition, or market value. Any adverse development affecting NVIDIA Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Industry Cyclicality Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor industry, which is highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, inventory fluctuations, and shifting demand across end markets. Downturns in semiconductor demand may adversely affect the revenues, margins, and market value of the issuer of the Underlying Security.

Artificial Intelligence Infrastructure Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for artificial intelligence infrastructure and advanced computing technologies. A slowdown in investment in such technologies or related infrastructure could materially and adversely affect the financial condition and market price of the issuer of the Underlying Security.

Supply Chain and Foundry Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party manufacturing and supply chains. The issuer of the Underlying Security may rely on external semiconductor fabrication providers, suppliers, and logistics partners. Supply constraints, geopolitical disruptions, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Export Control and Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, trade restrictions, sanctions, or other governmental regulations affecting advanced semiconductor technologies may limit the issuer's ability to sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within semiconductor and advanced computing industries. The issuer of the Underlying Security may face competition from other chip manufacturers, cloud service providers developing proprietary hardware, and emerging technologies. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - TSLA 2x Daily ETF

Investment Objective

The TSLA 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Tesla, Inc. (NASDAQ: TSLA) ("Tesla" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Tesla, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Tesla, Inc. ("Tesla"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Tesla, Inc. (NASDAQ: TSLA) ("Tesla")is a United States-based automotive and clean energy company engaged in the design, development, manufacture, and sale of electric vehicles, battery energy storage systems, and solar energy products. The company's principal offerings include electric vehicles, autonomous driving software, battery storage solutions, and solar products. Tesla operates globally and is headquartered in Austin, Texas, United States.

Information regarding Tesla may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.tesla.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Tesla, Inc.Information about Tesla, Inc. included in this Prospectus is based on the date of this Prospectus. Tesla, Inc.is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Tesla, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Tesla, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Tesla, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Tesla, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Electric Vehicle Demand and Pricing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for electric vehicles and related products. Consumer preferences, pricing dynamics, competitive product offerings, and changes in macroeconomic conditions could reduce demand or pressure pricing, which could adversely affect revenues, margins, and the market value of the Underlying Security.

Manufacturing and Supply Chain Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with manufacturing complexity and reliance on global supply chains. Production disruptions, delays in ramping manufacturing capacity, shortages of key components, or increases in input costs could adversely affect profitability and the market value of the Underlying Security.

Regulatory and Incentives Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with government regulations and incentive programs affecting electric vehicles, energy products, and related infrastructure. Changes to emissions standards, safety requirements, tax credits, subsidies, or other incentives could adversely affect demand, costs, or competitive position.

Autonomous Driving, Software, and Product Liability Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with software performance, autonomous driving features, and product liability. Accidents, alleged defects, regulatory actions, recalls, litigation, or adverse publicity could increase costs and negatively affect the market value of the Underlying Security.

Competition and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and rapid technological change in the automotive and energy industries. Failure to innovate, execute product roadmaps, or maintain cost competitiveness could reduce market share, profitability, and the market value of the Underlying Security.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - MU 2x Daily ETF

Investment Objective

The MU 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Micron Technology, Inc. (NASDAQ: MU) ("Micron" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Micron Technology, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Micron Technology, Inc. ("Micron"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Micron Technology, Inc. (NASDAQ: MU) ("Micron") is a United States-based semiconductor company engaged in the design, development, manufacture, and sale of memory and storage products. The company's principal products include DRAM, NAND, and NOR memory solutions used in computing, mobile devices, data centers, automotive systems, and industrial applications. Micron operates globally and is headquartered in Boise, Idaho, United States.

Information regarding Micron may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.micron.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Micron Technology, Inc. Information about Micron Technology, Inc. included in this Prospectus is based on the date of this Prospectus. Micron Technology, Inc.is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Micron Technology, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Micron Technology, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Micron Technology, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Micron Technology, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Memory Semiconductor Pricing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with memory semiconductor pricing, which is highly cyclical and may fluctuate significantly due to changes in supply and demand, inventory levels, and macroeconomic conditions. Declines in memory pricing may adversely affect revenues, margins, and the market value of the Underlying Security.

Semiconductor Industry Cyclicality Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor industry, including rapid technological change, short product cycles, and periodic supply-demand imbalances. Industry downturns or reduced demand from end markets may cause significant volatility in the market value of the Underlying Security.

Capital Intensity Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the capital-intensive nature of memory manufacturing. Significant capital expenditures are required to maintain and expand production capacity, and returns on such investments may be adversely affected by industry cycles, pricing pressure, or financing conditions.

Technology Transition and Yield Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with transitioning to new process technologies and product generations. Delays, lower-than-expected yields, or difficulties in scaling new technologies could increase costs and adversely affect profitability and market value.

Customer and End-Market Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer concentration and demand from end markets such as data centers, personal computers, mobile devices, and automotive applications. Reduced demand, order delays, or loss of significant customers could adversely affect revenues and the market value of the Underlying Security.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - SNDK 2x Daily ETF

Investment Objective

The SNDK 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Sandisk Corporation (NASDAQ: SNDK) ("Sandisk" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Sandisk Corporation, the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Sandisk Corporation ("Sandisk"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Sandisk Corporation (NASDAQ: SNDK) ("Sandisk") is a United States-based semiconductor and storage technology company engaged in the development and sale of flash memory storage solutions. The company's principal products include NAND flash memory, solid-state drives, embedded storage, and removable storage products used in consumer electronics, data centers, and enterprise applications. Sandisk operates globally and is headquartered in Milpitas, California, United States.

Information regarding Sandisk may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.sandisk.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Sandisk Corporation. Information about Sandisk Corporation, included in this Prospectus is based on the date of this Prospectus. Sandisk Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Sandisk Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Sandisk Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Sandisk Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Sandisk Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Flash Memory Pricing and Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with pricing and demand for flash memory and storage products, which may be highly cyclical and sensitive to supply-demand conditions and inventory levels. Declines in pricing or demand may adversely affect revenues, margins, and the market value of the Underlying Security.

Technology Transition and Product Obsolescence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change in storage technologies. Failure to innovate or successfully transition to new technologies may reduce competitiveness and adversely affect the market value of the Underlying Security.

Supply Chain and Manufacturing Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party suppliers and manufacturing partners for components, wafers, packaging, and logistics. Supply disruptions, capacity constraints, or cost increases could impair product availability and reduce margins.

Customer Concentration and Channel Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of OEMs, distributors, or channel partners. Changes in purchasing patterns, pricing negotiations, or loss of key relationships could adversely affect revenues and market value.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition from other storage and semiconductor companies. Competitive pricing, product performance, or shifts in customer preferences could reduce profitability and the market value of the Underlying Security.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - GOOGL 2x Daily ETF

Investment Objective

The GOOGL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Alphabet Inc. (NASDAQ: GOOGL) ("Google" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Alphabet Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Alphabet Inc. ("Google"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Alphabet Inc. (NASDAQ: GOOGL) ("Alphabet") is a United States-based technology company engaged in digital advertising, cloud computing, artificial intelligence, and software services. Its principal businesses include Google Search, YouTube, Google Cloud, Android, and other technology platforms. Alphabet operates globally and is headquartered in Mountain View, California, United States.

Information regarding Alphabet may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.abc.xyz), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Alphabet Inc. Information about Alphabet Inc. included in this Prospectus is based on the date of this Prospectus. Alphabet Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Alphabet Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Alphabet Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Alphabet Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Alphabet Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Digital Advertising Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with digital advertising demand, which may be sensitive to economic conditions, changes in advertiser budgets, and shifts in consumer behavior. A reduction in advertising spending could adversely affect revenues and the market value of the Underlying Security.

Regulatory, Antitrust, and Litigation Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with heightened regulatory scrutiny, antitrust actions, and litigation. Adverse regulatory outcomes could result in fines, operational restrictions, changes to business practices, or other remedies that could negatively affect profitability and market value.

Data Privacy and Security Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with data privacy requirements and information security. Changes in privacy laws, restrictions on data collection or use, or cybersecurity incidents could increase compliance costs and adversely affect the market value of the Underlying Security.

Artificial Intelligence and Innovation Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change and competition in artificial intelligence and software. Failure to innovate, commercialize products effectively, or manage AI-related legal or reputational risks could adversely affect financial performance and market value.

Cloud and Infrastructure Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition and capital spending in cloud computing and infrastructure services. Pricing pressure, elevated operating costs, or reduced demand could adversely affect profitability and the market value of the Underlying Security.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - MSTR 2x Daily ETF

Investment Objective

The MSTR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Strategy, Inc. (NASDAQ: MSTR) ("Strategy" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Strategy, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Strategy, Inc.("Strategy"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Strategy, Inc. (NASDAQ: MSTR) ("Strategy") is a United States-based technology company engaged in the development and sale of enterprise analytics and business intelligence software. The company also holds bitcoin as a primary treasury reserve asset. Strategy operates globally and is headquartered in Tysons, Virginia, United States.

Information regarding Strategy may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.strategy.com/), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Strategy, Inc. Information about Strategy, Inc. included in this Prospectus is based on the date of this Prospectus. Strategy, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Strategy, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Strategy, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Strategy, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Strategy, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Bitcoin Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer's substantial exposure to bitcoin. Significant declines in the price of bitcoin, increased volatility, or adverse market conditions could materially and adversely affect the market value of the Underlying Security.

Leverage and Financing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer's use of debt or other financing arrangements. Higher interest rates, refinancing risk, restrictive covenants, or reduced access to capital markets could adversely affect financial condition and market value.

Cryptocurrency Regulatory Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving laws, regulations, and enforcement actions related to digital assets and cryptocurrency markets. Regulatory changes could negatively affect the issuer's strategy, access to markets, or the value of its digital asset holdings.

Custody and Security Risk for Digital Assets. Through its exposure to the Underlying Security, the Fund is subject to risks associated with safeguarding digital assets, including theft, loss, or compromise of private keys, and operational failures at custodians or counterparties. Such events could materially and adversely affect the value of the Underlying Security.

Software Business Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer's enterprise software business, including competition, customer retention, and the ability to generate cash flows. Weakness in software demand or execution could adversely affect operating results and market value.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - AMD 2x Daily ETF

Investment Objective

The AMD 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD) ("AMD" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Advanced Micro Devices, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Advanced Micro Devices, Inc. ("AMD"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Advanced Micro Devices, Inc. (NASDAQ: AMD) ("AMD") is a United States-based semiconductor company engaged in the design and development of processors, graphics technologies, and computing solutions. Its principal products include CPUs, GPUs, data center accelerators, and adaptive computing solutions used in cloud computing, personal computers, gaming, and embedded applications. AMD operates globally and is headquartered in Santa Clara, California, United States.

Information regarding AMD may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.amd.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Advanced Micro Devices, Inc. Information about Advanced Micro Devices, Inc. included in this Prospectus is based on the date of this Prospectus. Advanced Micro Devices, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Advanced Micro Devices, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Advanced Micro Devices, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Advanced Micro Devices, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Advanced Micro Devices, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Industry Cyclicality Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor industry, including rapid technological change, pricing pressure, and demand fluctuations across end markets. Industry downturns may adversely affect revenues, margins, and market value.

Product Execution and Roadmap Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with successful development and timely launch of new products. Delays, performance shortfalls, or execution issues could reduce competitiveness and adversely affect the market value of the Underlying Security.

Competitive Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition in CPUs, GPUs, and data center and AI accelerators. Failure to maintain technological leadership or respond to competitive pressures could reduce market share and profitability.

Foundry and Supply Chain Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party foundries, packaging providers, and suppliers. Capacity constraints, geopolitical disruptions, or cost increases could impair product availability or margins.

Customer and End-Market Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand from key customers and end markets such as PCs, gaming, and data centers. Reduced spending, order delays, or changes in product mix could adversely affect revenues and the market value of the Underlying Security.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - MSFT 2x Daily ETF

Investment Objective

The MSFT 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Microsoft Corporation (NASDAQ: MSFT) ("Microsoft" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Microsoft Corporation, the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Microsoft Corporation("Microsoft"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Microsoft Corporation (NASDAQ: MSFT) ("Microsoft") is a United States-based technology company engaged in software development, cloud computing, hardware, and digital services. Its principal products include operating systems, productivity software, cloud infrastructure services, enterprise solutions, and computing devices. Microsoft operates globally and is headquartered in Redmond, Washington, United States.

Information regarding Microsoft may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.microsoft.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Microsoft Corporation. Information about Microsoft Corporation, included in this Prospectus is based on the date of this Prospectus. Microsoft Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Microsoft Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Microsoft Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Microsoft Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Microsoft Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Cloud Computing and Enterprise Spending Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for cloud computing and enterprise software. A slowdown in corporate IT spending or increased pricing pressure could adversely affect revenues and the market value of the Underlying Security.

Artificial Intelligence and Innovation Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with development and deployment of artificial intelligence technologies, including execution risk, regulatory scrutiny, and potential legal or reputational impacts. Failure to innovate or commercialize products effectively could adversely affect market value.

Cybersecurity and Data Protection Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents and data breaches. Security failures could result in operational disruption, legal liability, reputational harm, and increased costs.

Regulatory and Antitrust Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with government regulation, antitrust scrutiny, and litigation. Regulatory actions could impose fines, restrictions, or required changes in business practices.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition across cloud services, productivity software, operating systems, and gaming. Competitive pressures could reduce market share, margins, or growth rates.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - META 2x Daily ETF

Investment Objective

The META 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Meta Platforms, Inc. (NASDAQ: META) ("Meta" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Meta Platforms, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Meta Platforms, Inc. ("Meta"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Meta Platforms, Inc. (NASDAQ: META) ("Meta") is a United States-based technology company engaged in social media, digital advertising, virtual reality, and artificial intelligence technologies. The company's principal platforms include Facebook, Instagram, WhatsApp, and Reality Labs products. Meta operates globally and is headquartered in Menlo Park, California, United States.

Information regarding Meta may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.meta.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Meta Platforms, Inc. Information about Meta Platforms, Inc. included in this Prospectus is based on the date of this Prospectus. Meta Platforms, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Meta Platforms, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Meta Platforms, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Meta Platforms, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Meta Platforms, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Digital Advertising Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with advertising demand and pricing, which may be sensitive to economic conditions and changes in advertiser budgets. Reduced advertising spending could adversely affect revenues and market value.

Privacy, Data Use, and Regulatory Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving privacy laws, data-use restrictions, and regulatory scrutiny. Compliance costs, operational limitations, or enforcement actions could negatively affect profitability and market value.

Platform Engagement and Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with user engagement, platform popularity, and competition from other digital platforms. Declines in engagement or shifts in consumer preferences could adversely affect revenues and market value.

Content and Reputational Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with content moderation, misinformation, and related reputational issues. Adverse publicity or regulatory responses could increase costs or reduce demand.

Cybersecurity and Systems Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents or service disruptions. Such events could lead to operational disruption, legal liability, and reputational harm.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - PLTR 2x Daily ETF

Investment Objective

The PLTR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Palantir Technologies Inc. (NASDAQ: PLTR) ("Palantir" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Palantir Technologies Inc., , the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Palantir Technologies Inc.("Palantir"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Palantir Technologies Inc. (NASDAQ: PLTR) ("Palantir") is a United States-based software company engaged in data analytics platforms for government and commercial customers. Its principal products include platforms for data integration, analytics, and artificial intelligence-driven decision support. Palantir operates globally and is headquartered in Denver, Colorado, United States.

Information regarding Palantir may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.palantir.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Palantir Technologies Inc. Information about Palantir Technologies Inc. included in this Prospectus is based on the date of this Prospectus. Palantir Technologies Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Palantir Technologies Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Palantir Technologies Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Palantir Technologies Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Palantir Technologies Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Government Contract and Budget Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on government customers and procurement processes. Budget constraints, contract delays, termination, or failure to renew contracts could adversely affect revenues and the market value of the Underlying Security.

Commercial Customer Adoption Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with expanding commercial customer adoption and scaling deployments. Long sales cycles, customer concentration, or reduced demand could adversely affect growth and market value.

Data Privacy and Regulatory Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with data privacy, security, and regulatory requirements, particularly for sensitive data. Compliance failures or regulatory changes could increase costs or restrict operations.

Competition and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition in data analytics and AI software platforms. Failure to innovate or differentiate products could reduce market share and profitability.

Reputational and Contract Performance Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reputational considerations and contract performance obligations. Operational issues, adverse publicity, or disputes could adversely affect the ability to win or retain business and could reduce market value.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - COIN 2x Daily ETF

Investment Objective

The COIN 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Coinbase Global, Inc. (NASDAQ: COIN) ("Coinbase" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Coinbase Global, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Coinbase Global, Inc. ("Coinbase"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Coinbase Global, Inc. (NASDAQ: COIN) ("Coinbase") is a United States-based financial technology company that operates a cryptocurrency trading platform and related infrastructure services. The company's principal offerings include digital asset trading, custody, staking, stablecoin services, and blockchain infrastructure solutions. Coinbase operates globally and is headquartered in San Francisco, California, United States.

Information regarding Coinbase may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.coinbase.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Coinbase Global, Inc. Information about Coinbase Global, Inc. included in this Prospectus is based on the date of this Prospectus. Coinbase Global, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Coinbase Global, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Coinbase Global, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Coinbase Global, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Coinbase Global, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Digital Asset Market Volatility Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with volatility in digital asset markets, which can affect trading volumes, transaction revenues, and investor sentiment. Significant declines in digital asset prices or reduced market activity could materially and adversely affect the market value of the Underlying Security.

Blockchain and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with blockchain network disruptions, protocol changes, or technological failures. Such events could impair operations or reduce demand for platform services.

Regulatory and Legal Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving regulation and enforcement actions related to digital assets, securities laws, and anti-money laundering requirements. Adverse regulatory outcomes could increase costs, restrict operations, or negatively affect profitability.

Cybersecurity and Custody Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents, theft, fraud, or operational failures affecting digital asset custody and platform integrity. Such events could result in financial losses, legal liability, and reputational harm.

Revenue Concentration and Fee Compression Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with concentration of revenues in trading-related activities and competitive fee pressure. Increased competition or changes in customer behavior could reduce transaction-based revenues and market value.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - AMZN 2x Daily ETF

Investment Objective

The AMZN 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Amazon.com, Inc. (NASDAQ: AMZN) ("Amazon" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Amazon.com, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Amazon.com, Inc. ("Amazon"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Amazon.com, Inc. (NASDAQ: AMZN) ("Amazon") is a United States-based technology and e-commerce company engaged in online retail, cloud computing, digital streaming, and artificial intelligence services. Its principal businesses include online marketplaces, Amazon Web Services, subscription services, logistics, and consumer devices. Amazon operates globally and is headquartered in Seattle, Washington, United States.

Information regarding Amazon may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.amazon.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Amazon.com, Inc. Information about Amazon.com, Inc. included in this Prospectus is based on the date of this Prospectus. Amazon.com, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Amazon.com, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Amazon.com, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Amazon.com, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Amazon.com, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

E-Commerce Demand and Consumer Spending Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with online retail demand, which may be sensitive to consumer spending patterns and macroeconomic conditions. Reduced demand could adversely affect revenues and market value.

Cloud Services Demand and Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for cloud services and intense competition in cloud infrastructure. Pricing pressure, elevated costs, or reduced enterprise spending could adversely affect profitability and market value.

Fulfillment and Logistics Cost Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with operating a large-scale fulfillment and logistics network. Increases in labor, transportation, fuel, or infrastructure costs, or operational disruptions, could reduce margins.

Regulatory, Antitrust, and Labor Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulatory scrutiny, antitrust actions, labor disputes, and workplace regulation. Adverse outcomes could increase costs, restrict operations, or negatively affect profitability.

Cybersecurity and Data Protection Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents and data breaches. Security failures could result in operational disruption, legal liability, reputational harm, and increased costs.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - TSM 2x Daily ETF

Investment Objective

The TSM 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded American Depositary Shares of Taiwan Semiconductor Manufacturing Company Limited (NYSE: TSM) ("TSMC" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Taiwan Semiconductor Manufacturing Company Limited, the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Taiwan Semiconductor Manufacturing Company Limited ("TSMC"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Taiwan Semiconductor Manufacturing Company Limited (NYSE: TSM) ("TSMC") is a Taiwan-based semiconductor manufacturer engaged in the fabrication of integrated circuits for fabless semiconductor companies. The company's principal services include advanced semiconductor manufacturing, wafer fabrication, and packaging technologies. TSMC operates globally and is headquartered in Hsinchu, Taiwan.

Information regarding TSMC may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.tsmc.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Taiwan Semiconductor Manufacturing Company Limited. Information about Taiwan Semiconductor Manufacturing Company Limited included in this Prospectus is based on the date of this Prospectus. Taiwan Semiconductor Manufacturing Company Limited is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

American Depositary Receipt Risk. The Underlying Security is traded in the form of an American depositary receipt or other similar depositary security that represents equity securities of a foreign issuer. Depositary securities are subject to many of the risks of investing in non-U.S. issuers, including risks related to political, economic, regulatory, and market conditions abroad and differences in accounting, auditing, and reporting standards. The depositary may charge fees or may take actions (including suspending, terminating, or changing the terms of the depositary arrangement) that could adversely affect the price or liquidity of the Underlying Security and the ability of holders to exercise shareholder rights. Depositary securities may trade at a premium or discount to the underlying foreign shares, and their market price may be affected by foreign market holidays, trading hours, or currency movements. Because the Fund seeks daily leveraged exposure to the Underlying Security, the Fund's losses and volatility may be magnified when these risks negatively affect the Underlying Security.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Taiwan Semiconductor Manufacturing Company Limited Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Taiwan Semiconductor Manufacturing Company Limited. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Taiwan Semiconductor Manufacturing Company Limited faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Taiwan Semiconductor Manufacturing Company Limited could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Foundry Industry Cyclicality Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor foundry industry, including cyclical demand, rapid technological change, and significant pricing and capacity dynamics. Downturns in demand for semiconductors or changes in customer ordering patterns could adversely affect revenues, margins, and market value.

Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks arising from reliance on a limited number of significant customers. Reduced spending, order delays, or loss of key customers could materially and adversely affect operating results and the market value of the Underlying Security.

Geopolitical and Regional Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with geopolitical tensions, regional instability, or government actions that could disrupt operations, supply chains, or financial markets. Such events could adversely affect the market value of the Underlying Security.

Capital Intensity and Technology Transition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with substantial capital expenditures required to develop advanced process technologies. Delays, cost overruns, or failure to achieve expected yields or performance could adversely affect profitability and market value.

Resource, Utility, and Supply Disruption Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the availability and cost of critical resources and utilities, including electricity and water, and the supply of materials and equipment. Disruptions could negatively affect production and operating results.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - APP 2x Daily ETF

Investment Objective

The APP 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of AppLovin Corporation (NASDAQ: APP) ("AppLovin" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with AppLovin Corporation, the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of AppLovin Corporation ("AppLovin"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

AppLovin Corporation (NASDAQ: APP) ("AppLovin") is a United States-based technology company engaged in software and advertising solutions for mobile applications. The company's principal products include mobile app monetization tools, marketing platforms, and advertising software solutions powered by machine learning technologies. AppLovin operates globally and is headquartered in Palo Alto, California, United States.

Information regarding AppLovin may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.applovin.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of AppLovin Corporation. Information about AppLovin Corporation included in this Prospectus is based on the date of this Prospectus. AppLovin Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

AppLovin Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with AppLovin Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. AppLovin Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting AppLovin Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Mobile Advertising Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for mobile advertising and app monetization, which may be sensitive to economic conditions and advertiser budgets. Reduced advertising spending could adversely affect revenues and the market value of the Underlying Security.

Platform Policy and Privacy Change Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with changes in mobile platform policies and privacy frameworks, including restrictions by operating system providers or app stores. Such changes could reduce data availability, impair targeting, or negatively affect performance of advertising products.

Competition and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition in advertising technology and mobile software. Competitive pressures, pricing changes, or technological shifts could reduce profitability and market value.

Acquisition and Integration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with acquisitions and integration of businesses, technologies, or customer relationships. Integration challenges or failure to realize expected benefits could adversely affect operating results.

Customer and Partner Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on key partners, publishers, and advertisers. Loss of significant relationships or changes in partner terms could adversely affect revenues and market value.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - ASTS 2x Daily ETF

Investment Objective

The ASTS 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of AST SpaceMobile, Inc. (NASDAQ: ASTS) ("AST SpaceMobile" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with AST SpaceMobile, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of AST SpaceMobile, Inc. ("AST SpaceMobile"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

AST SpaceMobile, Inc. (NASDAQ: ASTS) ("AST SpaceMobile") is a United States-based communications technology company developing a space-based cellular broadband network intended to connect standard mobile phones directly to satellites. The company seeks to provide connectivity services to mobile network operators and enable broadband coverage in areas underserved by terrestrial infrastructure. AST SpaceMobile operates globally and is headquartered in Midland, Texas, United States.

Information regarding AST SpaceMobile, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://ast-science.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of AST SpaceMobile, Inc. Information about AST SpaceMobile, Inc. included in this Prospectus is based on the date of this Prospectus. AST SpaceMobile, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

AST SpaceMobile, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with AST SpaceMobile, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. AST SpaceMobile, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting AST SpaceMobile, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Launch and Mission Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with launch, deployment, and mission execution. Launch failures, in-orbit anomalies, or delays could materially adversely affect operations and market value.

Regulatory and Spectrum Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulatory approvals, licensing, export controls, and spectrum allocation. Changes or delays may limit operations or increase costs.

Customer and Contract Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of customers, government contracts, or strategic partners. Contract loss or delays could adversely affect revenues.

Capital Intensity and Financing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with substantial capital requirements and long development timelines. The issuer may require additional financing, which may be dilutive.

Competition and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change and competition from established and emerging providers.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - AVGO 2x Daily ETF

Investment Objective

The AVGO 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Broadcom Inc. (NASDAQ: AVGO) ("Broadcom" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Broadcom Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Broadcom Inc. ("Broadcom"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Broadcom Inc. (NASDAQ: AVGO) ("Broadcom") is a United States-based semiconductor and infrastructure software company engaged in the design, development, and supply of a broad range of semiconductor solutions and software products. The company's products serve data center, networking, broadband, wireless, storage, industrial, and enterprise software markets. Broadcom operates globally and is headquartered in Palo Alto, California, United States.

Information regarding Broadcom Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.broadcom.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Broadcom Inc. Information about Broadcom Inc. included in this Prospectus is based on the date of this Prospectus. Broadcom Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Broadcom Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Broadcom Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Broadcom Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Broadcom Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Industry Cyclicality Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor and related hardware industries, which are highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, and shifting demand across end markets. Downturns in demand may adversely affect revenues, margins, and the market value of the Underlying Security.

Data Center and AI Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for data center, networking, and AI-related infrastructure. A slowdown in investment in such infrastructure could materially and adversely affect the market price of the Underlying Security.

Supply Chain and Manufacturing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party manufacturing, suppliers, and logistics providers. Supply constraints, manufacturing disruptions, or increases in input costs could adversely affect profitability and the market value of the Underlying Security.

International Trade and Export Control Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies, export controls, tariffs, sanctions, or other governmental regulations affecting advanced technologies. Such measures could limit market access or increase costs.

Competition and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and rapid innovation. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - ORCL 2x Daily ETF

Investment Objective

The ORCL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Oracle Corporation (NYSE: ORCL) ("Oracle" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Oracle Corporation., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Oracle Corporation ("Oracle"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Oracle Corporation (NYSE: ORCL) ("Oracle") is a United States-based technology company engaged in enterprise software, cloud infrastructure, and database products and services. The company provides cloud applications, cloud infrastructure services, and database technologies used by businesses and governments. Oracle operates globally and is headquartered in Austin, Texas, United States.

Information regarding Oracle Corporation may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.oracle.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Oracle Corporation. Information about Oracle Corporation included in this Prospectus is based on the date of this Prospectus. Oracle Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Oracle Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Oracle Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Oracle Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Oracle Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Technology and Product Obsolescence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change, innovation cycles, and potential product obsolescence. Failure to develop or commercialize new products could adversely affect market value.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition, including from larger, well-capitalized competitors. Competitive pressures may reduce growth, margins, or market share.

Cybersecurity and Data Protection Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents, data breaches, or system failures that could disrupt operations, lead to liability, or harm reputation.

Regulatory and Data Privacy Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving regulations, including data privacy, AI, and consumer protection laws. Compliance costs or restrictions could adversely affect operations.

Customer Demand and Retention Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer acquisition, retention, and spending patterns. Reduced customer demand or higher churn could adversely affect revenues and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - ASML 2x Daily ETF

Investment Objective

The ASML 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded American Depositary Shares of ASML Holding N.V. (NASDAQ: ASML) ("ASML" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with ASML Holding N.V., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of ASML Holding N.V. ("ASML"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

ASML Holding N.V. (NASDAQ: ASML) ("ASML") is a Netherlands-based technology company that designs and manufactures advanced lithography systems used in the production of semiconductors. Its systems are critical equipment for leading-edge chip fabrication and are sold to semiconductor manufacturers worldwide. ASML operates globally and is headquartered in Veldhoven, Netherlands.

Information regarding ASML Holding N.V. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.asml.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of ASML Holding N.V. Information about ASML Holding N.V. included in this Prospectus is based on the date of this Prospectus. ASML Holding N.V. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.
Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

American Depositary Receipt Risk. The Underlying Security is traded in the form of an American depositary receipt or other similar depositary security that represents equity securities of a foreign issuer. Depositary securities are subject to many of the risks of investing in non-U.S. issuers, including risks related to political, economic, regulatory, and market conditions abroad and differences in accounting, auditing, and reporting standards. The depositary may charge fees or may take actions (including suspending, terminating, or changing the terms of the depositary arrangement) that could adversely affect the price or liquidity of the Underlying Security and the ability of holders to exercise shareholder rights. Depositary securities may trade at a premium or discount to the underlying foreign shares, and their market price may be affected by foreign market holidays, trading hours, or currency movements. Because the Fund seeks daily leveraged exposure to the Underlying Security, the Fund's losses and volatility may be magnified when these risks negatively affect the Underlying Security.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

ASML Holding N.V. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with ASML Holding N.V. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. ASML Holding N.V. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting ASML Holding N.V. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Capital Spending Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with semiconductor industry capital expenditure cycles. Reduced spending by chip manufacturers could adversely affect demand for the issuer's equipment and services and the market value of the Underlying Security.

Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks arising from concentration among a limited number of large customers. Order deferrals or cancellations could materially affect revenues and operating results.

Supply Chain and Manufacturing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with complex global supply chains and manufacturing processes. Disruptions, shortages, or cost increases could adversely affect margins and delivery timelines.

Geopolitical and Export Control Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with geopolitical developments and export controls that may restrict sales, service, or shipments to certain jurisdictions or customers.

Competition and Technology Transition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with technological transitions and competitive pressures. Failure to innovate or execute product roadmaps could adversely affect competitive position and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - SMCI 2x Daily ETF

Investment Objective

The SMCI 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Super Micro Computer, Inc. (NASDAQ: SMCI) ("Supermicro" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Super Micro Computer, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Super Micro Computer, Inc. ("Supermicro"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Super Micro Computer, Inc. (NASDAQ: SMCI) ("Supermicro") is a United States-based technology company engaged in the design and manufacture of server and storage systems, including high-performance and AI-optimized computing solutions. The company's products are used in enterprise, cloud, data center, and edge computing environments. Supermicro operates globally and is headquartered in San Jose, California, United States.

Information regarding Super Micro Computer, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.supermicro.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Super Micro Computer, Inc. Information about Super Micro Computer, Inc. included in this Prospectus is based on the date of this Prospectus. Super Micro Computer, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Super Micro Computer, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Super Micro Computer, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Super Micro Computer, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Super Micro Computer, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Industry Cyclicality Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor and related hardware industries, which are highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, and shifting demand across end markets. Downturns in demand may adversely affect revenues, margins, and the market value of the Underlying Security.

Data Center and AI Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for data center, networking, and AI-related infrastructure. A slowdown in investment in such infrastructure could materially and adversely affect the market price of the Underlying Security.

Supply Chain and Manufacturing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party manufacturing, suppliers, and logistics providers. Supply constraints, manufacturing disruptions, or increases in input costs could adversely affect profitability and the market value of the Underlying Security.

International Trade and Export Control Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies, export controls, tariffs, sanctions, or other governmental regulations affecting advanced technologies. Such measures could limit market access or increase costs.

Competition and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and rapid innovation. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - IONQ 2x Daily ETF

Investment Objective

The IONQ 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of IonQ, Inc. (NYSE: IONQ) ("IonQ" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with IonQ, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of IonQ, Inc. ("IonQ"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

IonQ, Inc. (NYSE: IONQ) ("IonQ") is a United States-based technology company focused on the development of quantum computing systems and related cloud-accessible quantum computing services. The company develops trapped-ion quantum computing hardware and software intended to enable quantum applications for enterprise and research customers. IonQ operates globally and is headquartered in College Park, Maryland, United States.

Information regarding IonQ, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://ionq.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of IonQ, Inc. Information about IonQ, Inc. included in this Prospectus is based on the date of this Prospectus. IonQ, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

IonQ, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with IonQ, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. IonQ, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting IonQ, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Market Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with changes in demand for the issuer's products or services, which could adversely affect revenues and market value.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition that may pressure pricing, margins, or market share.

Operational and Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with operational performance, execution of strategy, and cost management.

Regulatory and Legal Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulatory developments, litigation, and compliance requirements.

Cybersecurity and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents or technology failures that could disrupt operations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - RKLB 2x Daily ETF

Investment Objective

The RKLB 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Rocket Lab USA, Inc. (NASDAQ: RKLB) ("Rocket Lab" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Rocket Lab USA, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Rocket Lab USA, Inc. ("Rocket Lab"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Rocket Lab USA, Inc. (NASDAQ: RKLB) ("Rocket Lab") is a United States-based space company engaged in the development and launch of small and medium-class rockets and the manufacture of spacecraft components and systems. The company provides launch services and space systems products for commercial and government customers. Rocket Lab operates globally and is headquartered in Long Beach, California, United States.

Information regarding Rocket Lab USA, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.rocketlabusa.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Rocket Lab USA, Inc. Information about Rocket Lab USA, Inc. included in this Prospectus is based on the date of this Prospectus. Rocket Lab USA, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Rocket Lab USA, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Rocket Lab USA, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Rocket Lab USA, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Rocket Lab USA, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Launch and Mission Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with launch, deployment, and mission execution. Launch failures, in-orbit anomalies, or delays could materially adversely affect operations and market value.

Regulatory and Spectrum Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulatory approvals, licensing, export controls, and spectrum allocation. Changes or delays may limit operations or increase costs.

Customer and Contract Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of customers, government contracts, or strategic partners. Contract loss or delays could adversely affect revenues.

Capital Intensity and Financing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with substantial capital requirements and long development timelines. The issuer may require additional financing, which may be dilutive.

Competition and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change and competition from established and emerging providers.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - AAPL 2x Daily ETF

Investment Objective

The AAPL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Apple Inc. (NASDAQ: AAPL) ("Apple" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Apple Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Apple Inc. ("Apple"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Apple Inc. (NASDAQ: AAPL) ("Apple") is a United States-based technology company engaged in the design, manufacture, and sale of consumer electronics, software, and services. The company's principal products include iPhone, iPad, Mac, and wearable devices, along with services such as digital content, cloud services, and payments. Apple operates globally and is headquartered in Cupertino, California, United States.

Information regarding Apple Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.apple.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Apple Inc. Information about Apple Inc. included in this Prospectus is based on the date of this Prospectus. Apple Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Apple Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Apple Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Apple Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Apple Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

iPhone Revenue Concentration Risk. A significant portion of Apple's revenue is derived from iPhone products. Any decline in demand for iPhones could materially affect Apple's financial performance and stock price.

Market Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with changes in demand for the issuer's products or services, which could adversely affect revenues and market value.

Operational and Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with operational performance, execution of strategy, and cost management.

Regulatory and Legal Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulatory developments, litigation, and compliance requirements.

Cybersecurity and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents or technology failures that could disrupt operations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - UNH 2x Daily ETF

Investment Objective

The UNH 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of UnitedHealth Group Incorporated (NYSE: UNH) ("UnitedHealth Group" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with UnitedHealth Group Incorporated, the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of UnitedHealth Group Incorporated ("UnitedHealth Group"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

UnitedHealth Group Incorporated (NYSE: UNH) ("UnitedHealth Group") is a United States-based health care company providing health benefits and health services. The company operates through businesses that offer insurance products, pharmacy services, and health care delivery and analytics services. UnitedHealth Group operates primarily in the United States and is headquartered in Minnetonka, Minnesota, United States.

Information regarding UnitedHealth Group Incorporated may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.unitedhealthgroup.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of UnitedHealth Group Incorporated. Information about UnitedHealth Group Incorporated included in this Prospectus is based on the date of this Prospectus. UnitedHealth Group Incorporated is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

UnitedHealth Group Incorporated Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with UnitedHealth Group Incorporated. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. UnitedHealth Group Incorporated faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting UnitedHealth Group Incorporated could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Regulatory and Reimbursement Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with healthcare regulation, reimbursement policies, and government programs. Changes in laws or reimbursement rates could adversely affect results.

Cost Trend and Utilization Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with medical cost trends, utilization rates, and pricing pressure that may affect profitability.

Government Program Revenue Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with UnitedHealth Group's participation in government healthcare programs, including Medicare and Medicaid. Changes in funding levels, reimbursement structures, eligibility rules, or government healthcare policy could materially affect UnitedHealth Group's revenues, profitability, and market value.

Litigation and Liability Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with litigation, regulatory investigations, and liability claims, which could result in significant costs or penalties.

Data Privacy and Security Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with protection of sensitive data and compliance with privacy and security laws. Breaches could lead to liability and reputational harm.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - OKLO 2x Daily ETF

Investment Objective

The OKLO 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Oklo Inc. (NYSE: OKLO) ("Oklo" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Oklo Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Oklo Inc. ("Oklo"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Oklo Inc. (NYSE: OKLO) ("Oklo") is a United States-based advanced nuclear technology company developing compact fast reactor power systems and related fuel recycling technologies. The company aims to provide clean, reliable energy solutions for commercial and industrial customers. Oklo is headquartered in Santa Clara, California, United States.

Information regarding Oklo Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://oklo.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Oklo Inc. Information about Oklo Inc. included in this Prospectus is based on the date of this Prospectus. Oklo Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Oklo Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Oklo Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Oklo Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Oklo Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Regulatory and Permitting Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with extensive regulation, permitting, and oversight. Delays or changes in regulatory requirements could materially adversely affect operations and costs.

Project Development and Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with developing, constructing, or scaling energy projects and technologies. Delays, cost overruns, or technical setbacks could adversely affect results.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with input costs, including fuel, materials, and components. Cost increases or supply disruptions could reduce margins.

Customer and Contract Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer demand, long sales cycles, and reliance on contracts. Contract delays or cancellations could adversely affect revenues.

Competition and Policy Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition and changes in energy policy, incentives, and market structure that could affect demand and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - NFLX 2x Daily ETF

Investment Objective

The NFLX 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Netflix, Inc. (NASDAQ: NFLX) ("Netflix" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Netflix, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Netflix, Inc. ("Netflix"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Netflix, Inc. (NASDAQ: NFLX) ("Netflix") is a United States-based entertainment company engaged in subscription-based streaming of television series, films, and other content. The company also develops and licenses original content distributed through its streaming platform. Netflix operates globally and is headquartered in Los Gatos, California, United States.

Information regarding Netflix, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.netflix.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Netflix, Inc. Information about Netflix, Inc. included in this Prospectus is based on the date of this Prospectus. Netflix, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Netflix, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Netflix, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Netflix, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Netflix, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Technology and Product Obsolescence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change, innovation cycles, and potential product obsolescence. Failure to develop or commercialize new products could adversely affect market value.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition, including from larger, well-capitalized competitors. Competitive pressures may reduce growth, margins, or market share.

Cybersecurity and Data Protection Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents, data breaches, or system failures that could disrupt operations, lead to liability, or harm reputation.

Regulatory and Data Privacy Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving regulations, including data privacy, AI, and consumer protection laws. Compliance costs or restrictions could adversely affect operations.

Customer Demand and Retention Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer acquisition, retention, and spending patterns. Reduced customer demand or higher churn could adversely affect revenues and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - BRKB 2x Daily ETF

Investment Objective

The BRKB 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Berkshire Hathaway Inc. (NYSE: BRK.B) ("Berkshire Hathaway" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Berkshire Hathaway Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Berkshire Hathaway Inc. ("Berkshire Hathaway"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Berkshire Hathaway Inc. (NYSE: BRK.B) ("Berkshire Hathaway") is a United States-based holding company with subsidiaries engaged in insurance, rail transportation, energy and utilities, manufacturing, services, and retailing, and it also holds significant equity investments in publicly traded companies. Berkshire Hathaway is headquartered in Omaha, Nebraska, United States.

Information regarding Berkshire Hathaway Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.berkshirehathaway.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Berkshire Hathaway Inc. Information about Berkshire Hathaway Inc. included in this Prospectus is based on the date of this Prospectus. Berkshire Hathaway Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Berkshire Hathaway Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Berkshire Hathaway Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Berkshire Hathaway Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Berkshire Hathaway Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Insurance Underwriting and Catastrophe Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with insurance operations, including underwriting cycles and exposure to catastrophic events, which may cause significant losses and volatility in earnings.

Investment Portfolio Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with a large portfolio of equity and fixed income investments. Market declines or credit events may adversely affect book value and operating results.

Subsidiary and Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks arising from the performance of operating subsidiaries and concentrated exposures in certain industries or investments.

Regulatory and Legal Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulation across multiple industries, as well as litigation and compliance matters that may increase costs or restrict operations.

Key Personnel and Capital Allocation Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with management succession and capital allocation decisions, which may affect long-term performance.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - CRWV 2x Daily ETF

Investment Objective

The CRWV 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of CoreWeave, Inc. (NASDAQ: CRWV) ("CoreWeave" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with CoreWeave, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of CoreWeave, Inc. ("CoreWeave"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

CoreWeave, Inc. (NASDAQ: CRWV) ("CoreWeave") is a United States-based cloud infrastructure provider focused on accelerated computing, including GPU-optimized cloud services for artificial intelligence and high-performance computing workloads. The company provides infrastructure services to enterprise and technology customers. CoreWeave is headquartered in Roseland, New Jersey, United States.

Information regarding CoreWeave, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.coreweave.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of CoreWeave, Inc. Information about CoreWeave, Inc. included in this Prospectus is based on the date of this Prospectus. CoreWeave, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

CoreWeave, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with CoreWeave, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. CoreWeave, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting CoreWeave, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Customer Concentration and Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for GPU-accelerated cloud compute services. Reduced customer spending or utilization could adversely affect revenues and market value.

Infrastructure and Capacity Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with obtaining, deploying, and operating large-scale compute infrastructure. Hardware shortages, downtime, or scaling challenges could adversely affect performance.

Supplier and Hardware Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited set of hardware suppliers and data center partners. Disruptions could increase costs or limit growth.

Competition and Pricing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from hyperscale cloud providers and other entrants, which may lead to pricing pressure and margin compression.

Regulatory, Security, and Contract Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with data security, compliance, and contractual obligations. Incidents or disputes could lead to liability or reputational harm.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - INTC 2x Daily ETF

Investment Objective

The INTC 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Intel Corporation (NASDAQ: INTC) ("Intel" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Intel Corporation, the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Intel Corporation ("Intel"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Intel Corporation (NASDAQ: INTC) ("Intel") is a United States-based semiconductor company engaged in the design and manufacture of processors, chipsets, and related technologies for personal computers, data centers, and networking applications. The company also provides foundry and other semiconductor services. Intel operates globally and is headquartered in Santa Clara, California, United States.

Information regarding Intel Corporation may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.intel.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Intel Corporation. Information about Intel Corporation included in this Prospectus is based on the date of this Prospectus. Intel Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

CoreWeave, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with CoreWeave, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. CoreWeave, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting CoreWeave, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Customer Concentration and Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for GPU-accelerated cloud compute services. Reduced customer spending or utilization could adversely affect revenues and market value.

Infrastructure and Capacity Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with obtaining, deploying, and operating large-scale compute infrastructure. Hardware shortages, downtime, or scaling challenges could adversely affect performance.

Supplier and Hardware Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited set of hardware suppliers and data center partners. Disruptions could increase costs or limit growth.

Competition and Pricing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from hyperscale cloud providers and other entrants, which may lead to pricing pressure and margin compression.

Regulatory, Security, and Contract Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with data security, compliance, and contractual obligations. Incidents or disputes could lead to liability or reputational harm.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - BABA 2x Daily ETF

Investment Objective

The BABA 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded American Depositary Shares of Alibaba Group Holding Limited (NYSE: BABA) ("Alibaba" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Alibaba Group Holding Limited, the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Alibaba Group Holding Limited ("Alibaba"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Alibaba Group Holding Limited (NYSE: BABA) ("Alibaba") is a China-based technology company engaged in e-commerce, cloud computing, digital media, and logistics services. The company operates online and mobile marketplaces and provides cloud infrastructure and related services. Alibaba operates globally and is headquartered in Hangzhou, China.

Information regarding Alibaba Group Holding Limited may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.alibabagroup.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Alibaba Group Holding Limited. Information about Alibaba Group Holding Limited included in this Prospectus is based on the date of this Prospectus. Alibaba Group Holding Limited is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

American Depositary Receipt Risk. The Underlying Security is traded in the form of an American depositary receipt or other similar depositary security that represents equity securities of a foreign issuer. Depositary securities are subject to many of the risks of investing in non-U.S. issuers, including risks related to political, economic, regulatory, and market conditions abroad and differences in accounting, auditing, and reporting standards. The depositary may charge fees or may take actions (including suspending, terminating, or changing the terms of the depositary arrangement) that could adversely affect the price or liquidity of the Underlying Security and the ability of holders to exercise shareholder rights. Depositary securities may trade at a premium or discount to the underlying foreign shares, and their market price may be affected by foreign market holidays, trading hours, or currency movements. Because the Fund seeks daily leveraged exposure to the Underlying Security, the Fund's losses and volatility may be magnified when these risks negatively affect the Underlying Security.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Alibaba Group Holding Limited Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Alibaba Group Holding Limited. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Alibaba Group Holding Limited faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Alibaba Group Holding Limited could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Technology and Product Obsolescence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change, innovation cycles, and potential product obsolescence. Failure to develop or commercialize new products could adversely affect market value.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition, including from larger, well-capitalized competitors. Competitive pressures may reduce growth, margins, or market share.

Cybersecurity and Data Protection Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents, data breaches, or system failures that could disrupt operations, lead to liability, or harm reputation.

Regulatory and Data Privacy Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving regulations, including data privacy, AI, and consumer protection laws. Compliance costs or restrictions could adversely affect operations.

Customer Demand and Retention Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer acquisition, retention, and spending patterns. Reduced customer demand or higher churn could adversely affect revenues and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - HOOD 2x Daily ETF

Investment Objective

The HOOD 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Robinhood Markets, Inc. (NASDAQ: HOOD) ("Robinhood" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Robinhood Markets, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Robinhood Markets, Inc. ("Robinhood"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Robinhood Markets, Inc. (NASDAQ: HOOD) ("Robinhood") is a United States-based financial services company that provides a mobile-first platform for brokerage services, cryptocurrency trading, and related financial products. The company offers self-directed investing tools and ancillary services for retail customers. Robinhood is headquartered in Menlo Park, California, United States.

Information regarding Robinhood Markets, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.robinhood.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Robinhood Markets, Inc. Information about Robinhood Markets, Inc. included in this Prospectus is based on the date of this Prospectus. Robinhood Markets, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Robinhood Markets, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Robinhood Markets, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Robinhood Markets, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Robinhood Markets, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Market Activity and Revenue Volatility Risk. Through its exposure to the Underlying Security, the Fund is subject to risks that revenues may depend on customer activity levels and market conditions. Declines in trading, investing, or payment volumes could adversely affect results.

Regulatory and Compliance Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with financial regulation, licensing, and compliance obligations. Regulatory actions or changes in rules could increase costs or restrict operations.

Cybersecurity and Fraud Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cyberattacks, fraud, account takeovers, or technology outages that could lead to losses, liability, or reputational harm.

Counterparty and Liquidity Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on banking partners, payment networks, liquidity providers, or market makers. Disruptions could adversely affect operations.

Reputational and Legal Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with litigation, enforcement actions, and reputational harm, which could reduce customer trust and increase costs.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - GEV 2x Daily ETF

Investment Objective

The GEV 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of GE Vernova Inc. (NYSE: GEV) ("GE Vernova" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with GE Vernova Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of GE Vernova Inc. ("GE Vernova"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

GE Vernova Inc. (NYSE: GEV) ("GE Vernova") is a United States-based energy company providing technologies and services for power generation, electrification, and energy transition. Its offerings include gas and steam turbines, grid solutions, and services supporting renewable and conventional power systems. GE Vernova operates globally and is headquartered in Cambridge, Massachusetts, United States.

Information regarding GE Vernova Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.gevernova.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of GE Vernova Inc. Information about GE Vernova Inc. included in this Prospectus is based on the date of this Prospectus. GE Vernova Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

GE Vernova Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with GE Vernova Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. GE Vernova Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting GE Vernova Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Regulatory and Permitting Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with extensive regulation, permitting, and oversight. Delays or changes in regulatory requirements could materially adversely affect operations and costs.

Project Development and Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with developing, constructing, or scaling energy projects and technologies. Delays, cost overruns, or technical setbacks could adversely affect results.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with input costs, including fuel, materials, and components. Cost increases or supply disruptions could reduce margins.

Customer and Contract Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer demand, long sales cycles, and reliance on contracts. Contract delays or cancellations could adversely affect revenues.

Competition and Policy Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition and changes in energy policy, incentives, and market structure that could affect demand and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - BMNR 2x Daily ETF

Investment Objective

The BMNR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of BitMine Immersion Technologies, Inc. (NYSE American: BMNR) ("BitMine" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with BitMine Immersion Technologies, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of BitMine Immersion Technologies, Inc. ("BitMine"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

BitMine Immersion Technologies, Inc. (NYSE American: BMNR) ("BitMine") is a United States-based blockchain and digital asset technology company that focuses on cryptocurrency infrastructure, treasury strategies, and related services. The company provides digital asset ecosystem services, including consulting, advisory, equipment leasing, and power and hosting optimization solutions, and engages in bitcoin and ethereum treasury management activities. BitMine operates primarily in the United States and is headquartered in Las Vegas, Nevada, United States.

Information regarding BitMine Immersion Technologies, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.bitminetech.io), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the NYSE American LLC ("NYSE American"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of BitMine Immersion Technologies, Inc. Information about BitMine Immersion Technologies, Inc. included in this Prospectus is based on the date of this Prospectus. BitMine Immersion Technologies, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

BitMine Immersion Technologies, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with BitMine Immersion Technologies, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. BitMine Immersion Technologies, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting BitMine Immersion Technologies, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Digital Asset Price Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the market price of digital assets, which may be highly volatile. Declines in digital asset prices could materially adversely affect revenues and market value.

Energy Cost and Availability Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the availability and cost of electricity and hosting capacity. Increases in power costs could reduce profitability.

Operational and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with mining equipment performance, downtime, and procurement of specialized hardware. Failures or delays could adversely affect output.

Regulatory Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulation of mining activities, energy usage, and digital assets. Restrictions could increase costs or limit operations.

Financing and Dilution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks that the issuer may require additional capital. Financing may be dilutive or unavailable on favorable terms.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - JOBY 2x Daily ETF

Investment Objective

The JOBY 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Joby Aviation, Inc. (NYSE: JOBY) ("JOBY" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Joby Aviation, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Joby Aviation, Inc. ("Joby"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Joby Aviation, Inc. (NYSE: JOBY) ("Joby") is a United States-based aviation company developing electric vertical takeoff and landing (eVTOL) aircraft and air taxi services. The company is focused on commercializing aerial ridesharing and related aviation technologies. Joby is headquartered in Santa Cruz, California, United States.

Information regarding Joby Aviation, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.jobyaviation.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Joby Aviation, Inc. Information about Joby Aviation, Inc. included in this Prospectus is based on the date of this Prospectus. Joby Aviation, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Joby Aviation, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Joby Aviation, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Joby Aviation, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Joby Aviation, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Development Stage and Commercialization Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with early-stage product development and commercialization. Delays in development, testing, or production could adversely affect financial performance and market value.

Regulatory Certification Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with aviation certification and regulatory approvals. Failure to obtain required certifications or approvals on expected timelines could materially adversely affect prospects.

Manufacturing and Supply Chain Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with scaling manufacturing and reliance on suppliers. Disruptions or cost increases could adversely affect margins and timelines.

Safety, Liability, and Operational Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with aircraft safety, accidents, product liability claims, and operational incidents that could lead to significant costs and reputational harm.

Capital Intensity and Financing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with substantial capital requirements. The issuer may require additional financing, which may be dilutive or unavailable on favorable terms.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - ALAB 2x Daily ETF

Investment Objective

The ALAB 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Astera Labs, Inc. (NASDAQ: ALAB) ("Astera Labs" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Astera Labs, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Astera Labs, Inc. ("Astera Labs"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Astera Labs, Inc. (NASDAQ: ALAB) ("Astera Labs") is a United States-based semiconductor company that designs and provides connectivity solutions for cloud and artificial intelligence (AI) infrastructure. The company develops semiconductor-based products that enable high-speed data transfer and system interoperability across data center, networking, and accelerator platforms. Astera Labs operates globally and is headquartered in Santa Clara, California, United States.

Information regarding Astera Labs, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.asteralabs.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Astera Labs, Inc. Information about Astera Labs, Inc. included in this Prospectus is based on the date of this Prospectus. Astera Labs, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Astera Labs, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Astera Labs, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Astera Labs, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Astera Labs, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Industry Cyclicality Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor and related hardware industries, which are highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, and shifting demand across end markets. Downturns in demand may adversely affect revenues, margins, and the market value of the Underlying Security.

Data Center and AI Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for data center, networking, and AI-related infrastructure. A slowdown in investment in such infrastructure could materially and adversely affect the market price of the Underlying Security.

Supply Chain and Manufacturing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party manufacturing, suppliers, and logistics providers. Supply constraints, manufacturing disruptions, or increases in input costs could adversely affect profitability and the market value of the Underlying Security.

International Trade and Export Control Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies, export controls, tariffs, sanctions, or other governmental regulations affecting advanced technologies. Such measures could limit market access or increase costs.

Competition and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and rapid innovation. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - LITE 2x Daily ETF

Investment Objective

The LITE 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Lumentum Holdings Inc. (NASDAQ: LITE) ("Lumentum" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Lumentum Holdings Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Lumentum Holdings Inc. ("Lumentum"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Lumentum Holdings Inc. (NASDAQ: LITE) ("Lumentum") is a United States-based technology company engaged in the design and manufacture of optical and photonic products used in communications networking, cloud and data center, and industrial applications. Lumentum operates globally and is headquartered in San Jose, California, United States.

Information regarding Lumentum Holdings Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.lumentum.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Lumentum Holdings Inc. Information about Lumentum Holdings Inc. included in this Prospectus is based on the date of this Prospectus. Lumentum Holdings Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Lumentum Holdings Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Lumentum Holdings Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Lumentum Holdings Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Lumentum Holdings Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Industry Cyclicality Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor and related hardware industries, which are highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, and shifting demand across end markets. Downturns in demand may adversely affect revenues, margins, and the market value of the Underlying Security.

Data Center and AI Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for data center, networking, and AI-related infrastructure. A slowdown in investment in such infrastructure could materially and adversely affect the market price of the Underlying Security.

Supply Chain and Manufacturing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party manufacturing, suppliers, and logistics providers. Supply constraints, manufacturing disruptions, or increases in input costs could adversely affect profitability and the market value of the Underlying Security.

International Trade and Export Control Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies, export controls, tariffs, sanctions, or other governmental regulations affecting advanced technologies. Such measures could limit market access or increase costs.

Competition and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and rapid innovation. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - TEM 2x Daily ETF

Investment Objective

The TEM 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Tempus AI, Inc. (NASDAQ: TEM) ("Tempus" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Tempus AI, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Tempus AI, Inc. ("Tempus"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Tempus AI, Inc. (NASDAQ: TEM) ("Tempus") is a United States-based health technology company providing data-driven precision medicine tools, including diagnostics, analytics, and artificial intelligence-enabled platforms for clinical and research use. Tempus operates primarily in the United States and is headquartered in Chicago, Illinois, United States.

Information regarding Tempus AI, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.tempus.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Tempus AI, Inc. Information about Tempus AI, Inc. included in this Prospectus is based on the date of this Prospectus. Tempus AI, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Tempus AI, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Tempus AI, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Tempus AI, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Tempus AI, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Regulatory and Reimbursement Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with healthcare regulation, reimbursement policies, and government programs. Changes in laws or reimbursement rates could adversely affect results.

Cost Trend and Utilization Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with medical cost trends, utilization rates, and pricing pressure that may affect profitability.

Litigation and Liability Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with litigation, regulatory investigations, and liability claims, which could result in significant costs or penalties.

Data Privacy and Security Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with protection of sensitive data and compliance with privacy and security laws. Breaches could lead to liability and reputational harm.

Competition and Innovation Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition and the need to innovate. Failure to develop or adopt new products, services, or technologies could adversely affect growth.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - UPST 2x Daily ETF

Investment Objective

The UPST 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Upstart Holdings, Inc. (NASDAQ: UPST) ("Upstart" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Upstart Holdings, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Upstart Holdings, Inc. ("Upstart"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Upstart Holdings, Inc. (NASDAQ: UPST) ("Upstart") is a United States-based financial technology company that provides an artificial intelligence-enabled lending platform for banks and credit unions. The company facilitates consumer lending products by connecting borrowers with financial institutions. Upstart is headquartered in San Mateo, California, United States.

Information regarding Upstart Holdings, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.upstart.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Upstart Holdings, Inc. Information about Upstart Holdings, Inc. included in this Prospectus is based on the date of this Prospectus. Upstart Holdings, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Upstart Holdings, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Upstart Holdings, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Upstart Holdings, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Upstart Holdings, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Regulatory and Compliance Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with financial regulation, licensing, and compliance obligations. Regulatory actions or changes in rules could increase costs or restrict operations.

Market Activity and Revenue Volatility Risk. Through its exposure to the Underlying Security, the Fund is subject to risks that revenues may depend on customer activity levels and market conditions. Declines in trading, investing, or payment volumes could adversely affect results.

Cybersecurity and Fraud Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cyberattacks, fraud, account takeovers, or technology outages that could lead to losses, liability, or reputational harm.

Counterparty and Liquidity Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on banking partners, payment networks, liquidity providers, or market makers. Disruptions could adversely affect operations.

Reputational and Legal Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with litigation, enforcement actions, and reputational harm, which could reduce customer trust and increase costs.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - WDC 2x Daily ETF

Investment Objective

The WDC 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Western Digital Corporation (NASDAQ: WDC) ("Western Digital" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Western Digital Corporation, the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Western Digital Corporation ("Western Digital"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Western Digital Corporation (NASDAQ: WDC) ("Western Digital) is a United States-based data storage company engaged in the development and sale of hard disk drives and flash-based storage solutions. The company's products are used in data centers, client devices, and consumer electronics. Western Digital operates globally and is headquartered in San Jose, California, United States.

Information regarding Western Digital Corporation may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.westerndigital.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Western Digital Corporation. Information about Western Digital Corporation included in this Prospectus is based on the date of this Prospectus. Western Digital Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Western Digital Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Western Digital Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Western Digital Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Western Digital Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Industry Cyclicality Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor and related hardware industries, which are highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, and shifting demand across end markets. Downturns in demand may adversely affect revenues, margins, and the market value of the Underlying Security.

Data Center and AI Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for data center, networking, and AI-related infrastructure. A slowdown in investment in such infrastructure could materially and adversely affect the market price of the Underlying Security.

Supply Chain and Manufacturing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party manufacturing, suppliers, and logistics providers. Supply constraints, manufacturing disruptions, or increases in input costs could adversely affect profitability and the market value of the Underlying Security.

International Trade and Export Control Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies, export controls, tariffs, sanctions, or other governmental regulations affecting advanced technologies. Such measures could limit market access or increase costs.

Competition and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and rapid innovation. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - UUUU 2x Daily ETF

Investment Objective

The UUUU 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Energy Fuels Inc. (NYSE American: UUUU) ("Energy Fuels" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Energy Fuels Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Energy Fuels Inc. ("Energy Fuels"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Energy Fuels Inc. (NYSE American: UUUU) ("Energy Fuels") is a United States-based uranium and rare earth materials company engaged in uranium mining, production, and related processing activities. The company also produces and develops rare earth elements and other critical materials. Energy Fuels operates primarily in North America and is headquartered in Lakewood, Colorado, United States.

Information regarding Energy Fuels Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.energyfuels.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the NYSE American LLC ("NYSE American"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Energy Fuels Inc. Information about Energy Fuels Inc. included in this Prospectus is based on the date of this Prospectus. Energy Fuels Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Energy Fuels Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Energy Fuels Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Energy Fuels Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Energy Fuels Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Regulatory and Permitting Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with extensive regulation, permitting, and oversight. Delays or changes in regulatory requirements could materially adversely affect operations and costs.

Project Development and Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with developing, constructing, or scaling energy projects and technologies. Delays, cost overruns, or technical setbacks could adversely affect results.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with input costs, including fuel, materials, and components. Cost increases or supply disruptions could reduce margins.

Customer and Contract Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer demand, long sales cycles, and reliance on contracts. Contract delays or cancellations could adversely affect revenues.

Competition and Policy Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition and changes in energy policy, incentives, and market structure that could affect demand and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - SMR 2x Daily ETF

Investment Objective

The SMR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of NuScale Power Corporation (NYSE: SMR) ("NuScale" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with NuScale Power Corporation, the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of NuScale Power Corporation ("NuScale"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

NuScale Power Corporation (NYSE: SMR) ("NuScale") is a United States-based nuclear technology company developing small modular reactor (SMR) power plant solutions and related services. The company focuses on scalable nuclear energy technologies for electricity generation. NuScale is headquartered in Corvallis, Oregon, United States.

Information regarding NuScale Power Corporation may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.nuscalepower.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of NuScale Power Corporation. Information about NuScale Power Corporation included in this Prospectus is based on the date of this Prospectus. NuScale Power Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

NuScale Power Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with NuScale Power Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. NuScale Power Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting NuScale Power Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Regulatory and Permitting Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with extensive regulation, permitting, and oversight. Delays or changes in regulatory requirements could materially adversely affect operations and costs.

Project Development and Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with developing, constructing, or scaling energy projects and technologies. Delays, cost overruns, or technical setbacks could adversely affect results.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with input costs, including fuel, materials, and components. Cost increases or supply disruptions could reduce margins.

Customer and Contract Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer demand, long sales cycles, and reliance on contracts. Contract delays or cancellations could adversely affect revenues.

Competition and Policy Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition and changes in energy policy, incentives, and market structure that could affect demand and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - QBTS 2x Daily ETF

Investment Objective

The QBTS 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of D-Wave Quantum Inc. (NYSE: QBTS) ("D-Wave" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with D-Wave Quantum Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of D-Wave Quantum Inc. ("D-Wave"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

D-Wave Quantum Inc. (NYSE: QBTS) ("D-Wave") is a Canada-based quantum computing company developing quantum computing systems, software, and cloud services. The company offers quantum computing solutions intended for optimization and related computational problems. D-Wave operates globally and is headquartered in Burnaby, British Columbia, Canada.

Information regarding D-Wave Quantum Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.dwavesys.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of D-Wave Quantum Inc. Information about D-Wave Quantum Inc. included in this Prospectus is based on the date of this Prospectus. D-Wave Quantum Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

D-Wave Quantum Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with D-Wave Quantum Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. D-Wave Quantum Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting D-Wave Quantum Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Market Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with changes in demand for the issuer's products or services, which could adversely affect revenues and market value.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition that may pressure pricing, margins, or market share.

Operational and Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with operational performance, execution of strategy, and cost management.

Regulatory and Legal Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulatory developments, litigation, and compliance requirements.

Cybersecurity and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents or technology failures that could disrupt operations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - SOFI 2x Daily ETF

Investment Objective

The SOFI 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of SoFi Technologies, Inc. (NASDAQ: SOFI) ("SoFi" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with SoFi Technologies, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of SoFi Technologies, Inc. ("SoFi"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

SoFi Technologies, Inc. (NASDAQ: SOFI) ("SoFi") is a United States-based digital financial services company offering lending, banking, investing, and financial planning products through an integrated platform. SoFi operates primarily in the United States and is headquartered in San Francisco, California, United States.

Information regarding SoFi Technologies, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.sofi.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of SoFi Technologies, Inc. Information about SoFi Technologies, Inc. included in this Prospectus is based on the date of this Prospectus. SoFi Technologies, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

SoFi Technologies, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with SoFi Technologies, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. SoFi Technologies, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting SoFi Technologies, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Regulatory and Compliance Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with financial regulation, licensing, and compliance obligations. Regulatory actions or changes in rules could increase costs or restrict operations.

Market Activity and Revenue Volatility Risk. Through its exposure to the Underlying Security, the Fund is subject to risks that revenues may depend on customer activity levels and market conditions. Declines in trading, investing, or payment volumes could adversely affect results.

Cybersecurity and Fraud Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cyberattacks, fraud, account takeovers, or technology outages that could lead to losses, liability, or reputational harm.

Counterparty and Liquidity Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on banking partners, payment networks, liquidity providers, or market makers. Disruptions could adversely affect operations.

Reputational and Legal Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with litigation, enforcement actions, and reputational harm, which could reduce customer trust and increase costs.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - RGTI 2x Daily ETF

Investment Objective

The RGTI 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Rigetti Computing, Inc. (NASDAQ: RGTI) ("Rigetti" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Rigetti Computing, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Rigetti Computing, Inc. ("Rigetti"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Rigetti Computing, Inc. (NASDAQ: RGTI) ("Rigetti") is a United States-based technology company developing quantum computing hardware and software, including cloud-accessible quantum computing services. The company focuses on superconducting quantum processors and related technologies. Rigetti is headquartered in Berkeley, California, United States.

Information regarding Rigetti Computing, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.rigetti.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Rigetti Computing, Inc. Information about Rigetti Computing, Inc. included in this Prospectus is based on the date of this Prospectus. Rigetti Computing, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Rigetti Computing, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Rigetti Computing, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Rigetti Computing, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Rigetti Computing, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Market Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with changes in demand for the issuer's products or services, which could adversely affect revenues and market value.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition that may pressure pricing, margins, or market share.

Operational and Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with operational performance, execution of strategy, and cost management.

Regulatory and Legal Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulatory developments, litigation, and compliance requirements.

Cybersecurity and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents or technology failures that could disrupt operations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - NVO 2x Daily ETF

Investment Objective

The NVO 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded American Depositary Shares of Novo Nordisk A/S (NYSE: NVO) ("Novo Nordisk" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Novo Nordisk A/S, the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Novo Nordisk A/S ("NVO"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Novo Nordisk A/S (NYSE: NVO) ("Novo Nordisk") is a Denmark-based pharmaceutical company engaged in the research, development, manufacture, and sale of medicines, including treatments for diabetes, obesity, and other serious chronic diseases. Novo Nordisk operates globally and is headquartered in Bagsværd, Denmark.

Information regarding Novo Nordisk A/S may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.novonordisk.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Novo Nordisk A/S. Information about Novo Nordisk A/S included in this Prospectus is based on the date of this Prospectus. Novo Nordisk A/S is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

American Depositary Receipt Risk. The Underlying Security is traded in the form of an American depositary receipt or other similar depositary security that represents equity securities of a foreign issuer. Depositary securities are subject to many of the risks of investing in non-U.S. issuers, including risks related to political, economic, regulatory, and market conditions abroad and differences in accounting, auditing, and reporting standards. The depositary may charge fees or may take actions (including suspending, terminating, or changing the terms of the depositary arrangement) that could adversely affect the price or liquidity of the Underlying Security and the ability of holders to exercise shareholder rights. Depositary securities may trade at a premium or discount to the underlying foreign shares, and their market price may be affected by foreign market holidays, trading hours, or currency movements. Because the Fund seeks daily leveraged exposure to the Underlying Security, the Fund's losses and volatility may be magnified when these risks negatively affect the Underlying Security.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Novo Nordisk A/S Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Novo Nordisk A/S. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Novo Nordisk A/S faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Novo Nordisk A/S could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Regulatory and Reimbursement Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with healthcare regulation, reimbursement policies, and government programs. Changes in laws or reimbursement rates could adversely affect results.

Cost Trend and Utilization Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with medical cost trends, utilization rates, and pricing pressure that may affect profitability.

Litigation and Liability Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with litigation, regulatory investigations, and liability claims, which could result in significant costs or penalties.

Data Privacy and Security Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with protection of sensitive data and compliance with privacy and security laws. Breaches could lead to liability and reputational harm.

Competition and Innovation Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition and the need to innovate. Failure to develop or adopt new products, services, or technologies could adversely affect growth.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - RDDT 2x Daily ETF

Investment Objective

The RDDT 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Reddit, Inc. (NYSE: RDDT) ("Reddit" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Reddit, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Reddit, Inc. ("Reddit"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Reddit, Inc. (NYSE: RDDT) ("Reddit") is a United States-based technology company that operates an online community platform featuring user-generated content and advertising services. The company generates revenue primarily from advertising and related data and platform services. Reddit operates globally and is headquartered in San Francisco, California, United States.

Information regarding Reddit, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.redditinc.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Reddit, Inc. Information about Reddit, Inc. included in this Prospectus is based on the date of this Prospectus. Reddit, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Reddit, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Reddit, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Reddit, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Reddit, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Technology and Product Obsolescence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change, innovation cycles, and potential product obsolescence. Failure to develop or commercialize new products could adversely affect market value.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition, including from larger, well-capitalized competitors. Competitive pressures may reduce growth, margins, or market share.

Cybersecurity and Data Protection Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents, data breaches, or system failures that could disrupt operations, lead to liability, or harm reputation.

Regulatory and Data Privacy Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving regulations, including data privacy, AI, and consumer protection laws. Compliance costs or restrictions could adversely affect operations.

Customer Demand and Retention Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer acquisition, retention, and spending patterns. Reduced customer demand or higher churn could adversely affect revenues and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - CRWD 2x Daily ETF

Investment Objective

The CRWD 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of CrowdStrike Holdings, Inc. (NASDAQ: CRWD) ("CrowdStrike" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with CrowdStrike Holdings, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of CrowdStrike Holdings, Inc. ("CrowdStrike"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

CrowdStrike Holdings, Inc. (NASDAQ: CRWD) ("CrowdStrike") is a United States-based cybersecurity company providing cloud-delivered endpoint and threat intelligence solutions. The company's platform is used by organizations to prevent, detect, and respond to cyber threats. CrowdStrike operates globally and is headquartered in Austin, Texas, United States.

Information regarding CrowdStrike Holdings, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.crowdstrike.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of CrowdStrike Holdings, Inc. Information about CrowdStrike Holdings, Inc. included in this Prospectus is based on the date of this Prospectus. CrowdStrike Holdings, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

CrowdStrike Holdings, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with CrowdStrike Holdings, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. CrowdStrike Holdings, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting CrowdStrike Holdings, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Technology and Product Obsolescence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change, innovation cycles, and potential product obsolescence. Failure to develop or commercialize new products could adversely affect market value.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition, including from larger, well-capitalized competitors. Competitive pressures may reduce growth, margins, or market share.

Cybersecurity and Data Protection Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents, data breaches, or system failures that could disrupt operations, lead to liability, or harm reputation.

Regulatory and Data Privacy Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving regulations, including data privacy, AI, and consumer protection laws. Compliance costs or restrictions could adversely affect operations.

Customer Demand and Retention Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer acquisition, retention, and spending patterns. Reduced customer demand or higher churn could adversely affect revenues and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - MARA 2x Daily ETF

Investment Objective

The MARA 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Marathon Digital Holdings, Inc. (NASDAQ: MARA) ("Marathon" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Marathon Digital Holdings, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Marathon Digital Holdings, Inc. ("Marathon"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Marathon Digital Holdings, Inc. (NASDAQ: MARA) ("Marathon") is a United States-based digital asset technology company primarily engaged in bitcoin mining and related data center operations. The company operates mining facilities and infrastructure to support blockchain networks. Marathon is headquartered in Fort Lauderdale, Florida, United States.

Information regarding Marathon Digital Holdings, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.mara.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Marathon Digital Holdings, Inc. Information about Marathon Digital Holdings, Inc. included in this Prospectus is based on the date of this Prospectus. Marathon Digital Holdings, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Marathon Digital Holdings, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Marathon Digital Holdings, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Marathon Digital Holdings, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Marathon Digital Holdings, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Digital Asset Price Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the market price of digital assets, which may be highly volatile. Declines in digital asset prices could materially adversely affect revenues and market value.

Energy Cost and Availability Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the availability and cost of electricity and hosting capacity. Increases in power costs could reduce profitability.

Operational and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with mining equipment performance, downtime, and procurement of specialized hardware. Failures or delays could adversely affect output.

Regulatory Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulation of mining activities, energy usage, and digital assets. Restrictions could increase costs or limit operations.

Financing and Dilution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks that the issuer may require additional capital. Financing may be dilutive or unavailable on favorable terms.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - IREN 2x Daily ETF

Investment Objective

The IREN 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Iris Energy Limited (NASDAQ: IREN) ("Iris Energy" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Iris Energy Limited, the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Iris Energy Limited ("Iris Energy"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Iris Energy Limited (NASDAQ: IREN) ("Iris Energy") is an Australia-based company engaged in bitcoin mining and data center infrastructure powered primarily by renewable energy sources. The company develops and operates data center facilities supporting high-performance computing and digital asset mining. Iris Energy operates globally and is headquartered in Sydney, Australia.

Information regarding Iris Energy Limited may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.irisenergy.co), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Iris Energy Limited. Information about Iris Energy Limited included in this Prospectus is based on the date of this Prospectus. Iris Energy Limited is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Iris Energy Limited Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Iris Energy Limited. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Iris Energy Limited faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Iris Energy Limited could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Digital Asset Price Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the market price of digital assets, which may be highly volatile. Declines in digital asset prices could materially adversely affect revenues and market value.

Energy Cost and Availability Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the availability and cost of electricity and hosting capacity. Increases in power costs could reduce profitability.

Operational and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with mining equipment performance, downtime, and procurement of specialized hardware. Failures or delays could adversely affect output.

Regulatory Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulation of mining activities, energy usage, and digital assets. Restrictions could increase costs or limit operations.

Financing and Dilution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks that the issuer may require additional capital. Financing may be dilutive or unavailable on favorable terms.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - NBIS 2x Daily ETF

Investment Objective

The NBIS 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Nebius Group N.V. (NASDAQ: NBIS) ("Nebius" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Nebius Group N.V., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Nebius Group N.V. ("Nebius"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Nebius Group N.V. (NASDAQ: NBIS) ("Nebius") is a Netherlands-based technology company that provides cloud infrastructure and related services designed to support artificial intelligence and data-intensive workloads. The company offers computing, storage, and platform solutions for developers, enterprises, and research organizations requiring high-performance processing capabilities. Nebius operates internationally and is headquartered in Amsterdam, Netherlands.

Information regarding Nebius Group may be obtained from publicly available sources, including, but not limited to, the company's website (https://nebius.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Nebius Group N.V. Information about Nebius Group N.V. included in this Prospectus is based on the date of this Prospectus. Nebius Group N.V. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Nebius Group Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Nebius Group. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Nebius Group faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Nebius Group could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Customer Concentration and Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for GPU-accelerated cloud compute services. Reduced customer spending or utilization could adversely affect revenues and market value.

Infrastructure and Capacity Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with obtaining, deploying, and operating large-scale compute infrastructure. Hardware shortages, downtime, or scaling challenges could adversely affect performance.

Supplier and Hardware Dependence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited set of hardware suppliers and data center partners. Disruptions could increase costs or limit growth.

Competition and Pricing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from hyperscale cloud providers and other entrants, which may lead to pricing pressure and margin compression.

Regulatory, Security, and Contract Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with data security, compliance, and contractual obligations. Incidents or disputes could lead to liability or reputational harm.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - VRT 2x Daily ETF

Investment Objective

The VRT 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Vertiv Holdings Co. (NYSE: VRT) ("Vertiv" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vertiv Holdings Co., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Vertiv Holdings Co. ("Vertiv"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Vertiv Holdings Co. (NYSE: VRT) ("Vertiv") is a United States-based provider of critical digital infrastructure and continuity solutions for data centers, communication networks, and commercial and industrial facilities. The company's offerings include power, thermal management, and infrastructure management solutions. Vertiv operates globally and is headquartered in Westerville, Ohio, United States.

Information regarding Vertiv Holdings Co may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.vertiv.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Vertiv Holdings Co. Information about Vertiv Holdings Co. included in this Prospectus is based on the date of this Prospectus. Vertiv Holdings Co. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Vertiv Holdings Co. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Vertiv Holdings Co. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Vertiv Holdings Co faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Vertiv Holdings Co could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Data Center Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for data center infrastructure driven by cloud and AI workloads. Reduced investment could adversely affect results.

Supply Chain and Component Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with procurement of components and manufacturing inputs. Disruptions or cost increases could reduce margins.

Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on large customers and channel partners. Order delays or cancellations could materially affect results.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and pricing pressure in infrastructure markets.

International Operations and Tariff Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with global operations, tariffs, and regulatory developments that could increase costs or disrupt supply chains.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - NOW 2x Daily ETF

Investment Objective

The NOW 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of ServiceNow, Inc. (NYSE: NOW) ("ServiceNow" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with ServiceNow, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of ServiceNow, Inc. ("ServiceNow"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

ServiceNow, Inc. (NYSE: NOW) ("ServiceNow") is a United States-based enterprise software company providing cloud-based workflow and automation platforms. The company's products help organizations manage digital workflows across IT, employee, customer, and creator operations. ServiceNow operates globally and is headquartered in Santa Clara, California, United States.

Information regarding ServiceNow, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.servicenow.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of ServiceNow, Inc. Information about ServiceNow, Inc. included in this Prospectus is based on the date of this Prospectus. ServiceNow, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

ServiceNow, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with ServiceNow, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. ServiceNow, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting ServiceNow, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Technology and Product Obsolescence Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change, innovation cycles, and potential product obsolescence. Failure to develop or commercialize new products could adversely affect market value.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition, including from larger, well-capitalized competitors. Competitive pressures may reduce growth, margins, or market share.

Cybersecurity and Data Protection Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents, data breaches, or system failures that could disrupt operations, lead to liability, or harm reputation.

Regulatory and Data Privacy Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving regulations, including data privacy, AI, and consumer protection laws. Compliance costs or restrictions could adversely affect operations.

Customer Demand and Retention Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer acquisition, retention, and spending patterns. Reduced customer demand or higher churn could adversely affect revenues and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - RIVN 2x Daily ETF

Investment Objective

The RIVN 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Rivian Automotive, Inc. (NASDAQ: RIVN) ("Rivian" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Rivian Automotive, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Rivian Automotive, Inc. ("Rivian"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Rivian Automotive, Inc. (NASDAQ: RIVN) ("Rivian") is a United States-based automotive company engaged in the design, development, and manufacture of electric vehicles and related software and services. The company's products include electric trucks, SUVs, and delivery vans. Rivian operates primarily in North America and is headquartered in Irvine, California, United States.

Information regarding Rivian Automotive, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://rivian.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Rivian Automotive, Inc. Information about Rivian Automotive, Inc. included in this Prospectus is based on the date of this Prospectus. Rivian Automotive, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Rivian Automotive, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Rivian Automotive, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Rivian Automotive, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Rivian Automotive, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Electric Vehicle Demand and Pricing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for electric vehicles and related products. Consumer preferences, pricing dynamics, and macroeconomic conditions could reduce demand or pressure pricing.

Manufacturing and Supply Chain Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with manufacturing complexity and reliance on global supply chains. Production disruptions, capacity ramp delays, or shortages of key components could adversely affect profitability.

Regulatory and Incentives Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulations and incentive programs affecting electric vehicles, emissions, and related infrastructure. Changes in tax credits, subsidies, or standards could adversely affect demand or costs.

Autonomous Driving, Software, and Product Liability Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with software performance, safety issues, recalls, litigation, and regulatory actions that could increase costs and adversely affect market value.

Competition and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and rapid technological change in the automotive and energy industries. Failure to innovate or maintain cost competitiveness could reduce market share and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - CRDO 2x Daily ETF

Investment Objective

The CRDO 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Credo Technology Group Holding Ltd. (NASDAQ: CRDO) ("Credo" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Credo Technology Group Holding Ltd., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Credo Technology Group Holding Ltd. ("Credo"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Credo Technology Group Holding Ltd. (NASDAQ: CRDO) ("Credo") is a Cayman Islands-based semiconductor company that develops high-speed connectivity solutions for data center and enterprise networking markets. The company designs semiconductor products and intellectual property enabling high-bandwidth data transmission. Credo operates globally and is headquartered in San Jose, California, United States.

Information regarding Credo Technology Group Holding Ltd may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.credosemi.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Credo Technology Group Holding Ltd. Information about Credo Technology Group Holding Ltd. included in this Prospectus is based on the date of this Prospectus. Credo Technology Group Holding Ltd. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Credo Technology Group Holding Ltd. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Credo Technology Group Holding Ltd. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Credo Technology Group Holding Ltd faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Credo Technology Group Holding Ltd could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Industry Cyclicality Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor and related hardware industries, which are highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, and shifting demand across end markets. Downturns in demand may adversely affect revenues, margins, and the market value of the Underlying Security.

Data Center and AI Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for data center, networking, and AI-related infrastructure. A slowdown in investment in such infrastructure could materially and adversely affect the market price of the Underlying Security.

Supply Chain and Manufacturing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party manufacturing, suppliers, and logistics providers. Supply constraints, manufacturing disruptions, or increases in input costs could adversely affect profitability and the market value of the Underlying Security.

International Trade and Export Control Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies, export controls, tariffs, sanctions, or other governmental regulations affecting advanced technologies. Such measures could limit market access or increase costs.

Competition and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and rapid innovation. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - GLXY 2x Daily ETF

Investment Objective

The GLXY 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Galaxy Digital Inc. (NASDAQ: GLXY) ("Galaxy" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Galaxy Digital Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Galaxy Digital Inc. ("Galaxy"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Galaxy Digital Inc. (NASDAQ: GLXY) ("Galaxy") is a United States-based digital assets and financial services company providing trading, asset management, investment banking, and infrastructure services in the digital asset ecosystem. Galaxy operates globally and is headquartered in New York, New York, United States.

Information regarding Galaxy Digital may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.galaxydigital.io), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Galaxy Digital Inc. Information about Galaxy Digital Inc. included in this Prospectus is based on the date of this Prospectus. Galaxy Digital Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Galaxy Digital Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Galaxy Digital. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Galaxy Digital faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Galaxy Digital could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Regulatory and Compliance Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with financial regulation, licensing, and compliance obligations. Regulatory actions or changes in rules could increase costs or restrict operations.

Market Activity and Revenue Volatility Risk. Through its exposure to the Underlying Security, the Fund is subject to risks that revenues may depend on customer activity levels and market conditions. Declines in trading, investing, or payment volumes could adversely affect results.

Cybersecurity and Fraud Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cyberattacks, fraud, account takeovers, or technology outages that could lead to losses, liability, or reputational harm.

Counterparty and Liquidity Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on banking partners, payment networks, liquidity providers, or market makers. Disruptions could adversely affect operations.

Reputational and Legal Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with litigation, enforcement actions, and reputational harm, which could reduce customer trust and increase costs.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - ARM 2x Daily ETF

Investment Objective

The ARM 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded American Depositary Shares of Arm Holdings plc (NASDAQ: ARM) ("Arm" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Arm Holdings plc, the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Arm Holdings plc ("Arm"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Arm Holdings plc (NASDAQ: ARM) ("Arm") is a United Kingdom-based semiconductor and software design company that develops processor architectures and related technologies used in mobile devices, consumer electronics, data centers, and embedded systems. Arm licenses its intellectual property to semiconductor companies and device manufacturers worldwide. Arm operates globally and is headquartered in Cambridge, England, United Kingdom.

Information regarding Arm Holdings plc may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.arm.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Arm Holdings plc. Information about Arm Holdings plc included in this Prospectus is based on the date of this Prospectus. Arm Holdings plc is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

American Depositary Receipt Risk. The Underlying Security is traded in the form of an American depositary receipt or other similar depositary security that represents equity securities of a foreign issuer. Depositary securities are subject to many of the risks of investing in non-U.S. issuers, including risks related to political, economic, regulatory, and market conditions abroad and differences in accounting, auditing, and reporting standards. The depositary may charge fees or may take actions (including suspending, terminating, or changing the terms of the depositary arrangement) that could adversely affect the price or liquidity of the Underlying Security and the ability of holders to exercise shareholder rights. Depositary securities may trade at a premium or discount to the underlying foreign shares, and their market price may be affected by foreign market holidays, trading hours, or currency movements. Because the Fund seeks daily leveraged exposure to the Underlying Security, the Fund's losses and volatility may be magnified when these risks negatively affect the Underlying Security.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Arm Holdings plc Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Arm Holdings plc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Arm Holdings plc faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Arm Holdings plc could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Industry Cyclicality Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor and related hardware industries, which are highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, and shifting demand across end markets. Downturns in demand may adversely affect revenues, margins, and the market value of the Underlying Security.

Data Center and AI Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for data center, networking, and AI-related infrastructure. A slowdown in investment in such infrastructure could materially and adversely affect the market price of the Underlying Security.

Supply Chain and Manufacturing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party manufacturing, suppliers, and logistics providers. Supply constraints, manufacturing disruptions, or increases in input costs could adversely affect profitability and the market value of the Underlying Security.

International Trade and Export Control Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies, export controls, tariffs, sanctions, or other governmental regulations affecting advanced technologies. Such measures could limit market access or increase costs.

Competition and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and rapid innovation. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - GME 2x Daily ETF

Investment Objective

The GME 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of GameStop Corp. (NYSE: GME) ("GameStop" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with GameStop Corp., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of GameStop Corp. ("GameStop"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

GameStop Corp. (NYSE: GME) ("GameStop") is a United States-based specialty retailer focused on video game hardware, software, accessories, and related products, with additional operations in collectibles and e-commerce. GameStop operates primarily in the United States and is headquartered in Grapevine, Texas, United States.

Information regarding GameStop Corp. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.gamestop.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of GameStop Corp. Information about GameStop Corp. included in this Prospectus is based on the date of this Prospectus. GameStop Corp. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

GameStop Corp. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with GameStop Corp. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. GameStop Corp. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting GameStop Corp. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Consumer Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with consumer spending and demand for discretionary products. Weak demand could adversely affect revenues and margins.

Industry Disruption and Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from online and large-format retailers and changes in consumer purchasing behavior.

Inventory and Supply Chain Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with inventory management, product availability, and supplier performance. Missteps could lead to markdowns and margin pressure.

Operational Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with store operations, cost control, and strategic initiatives. Execution failures could adversely affect profitability.

Reputational and Volatility Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with heightened volatility and investor sentiment, which may affect the market value of the Underlying Security.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - EOSE 2x Daily ETF

Investment Objective

The EOSE 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Eos Energy Enterprises, Inc. (NASDAQ: EOSE) ("Eos Energy" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Eos Energy Enterprises, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Eos Energy Enterprises, Inc. ("Eos Energy"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Eos Energy Enterprises, Inc. (NASDAQ: EOSE) ("Eos Energy") is a United States-based energy storage company developing and manufacturing zinc-based battery storage systems for utility-scale, commercial, and industrial customers. Eos Energy operates primarily in the United States and is headquartered in Edison, New Jersey, United States.

Information regarding Eos Energy Enterprises, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.eose.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Eos Energy Enterprises, Inc. Information about Eos Energy Enterprises, Inc. included in this Prospectus is based on the date of this Prospectus. Eos Energy Enterprises, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Eos Energy Enterprises, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Eos Energy Enterprises, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Eos Energy Enterprises, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Eos Energy Enterprises, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Regulatory and Permitting Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with extensive regulation, permitting, and oversight. Delays or changes in regulatory requirements could materially adversely affect operations and costs.

Project Development and Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with developing, constructing, or scaling energy projects and technologies. Delays, cost overruns, or technical setbacks could adversely affect results.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with input costs, including fuel, materials, and components. Cost increases or supply disruptions could reduce margins.

Customer and Contract Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer demand, long sales cycles, and reliance on contracts. Contract delays or cancellations could adversely affect revenues.

Competition and Policy Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition and changes in energy policy, incentives, and market structure that could affect demand and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - CIFR 2x Daily ETF

Investment Objective

The CIFR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Cipher Mining Inc. (NASDAQ: CIFR) ("Cipher" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Cipher Mining Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Cipher Mining Inc. ("Cipher"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Cipher Mining Inc. (NASDAQ: CIFR) ("Cipher") is a United States-based company engaged in bitcoin mining and data center operations. The company develops and operates mining sites and infrastructure supporting blockchain networks. Cipher is headquartered in New York, New York, United States.

Information regarding Cipher Mining Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.ciphermining.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Cipher Mining Inc. Information about Cipher Mining Inc. included in this Prospectus is based on the date of this Prospectus. Cipher Mining Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Cipher Mining Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Cipher Mining Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Cipher Mining Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Cipher Mining Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Digital Asset Price Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the market price of digital assets, which may be highly volatile. Declines in digital asset prices could materially adversely affect revenues and market value.

Energy Cost and Availability Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the availability and cost of electricity and hosting capacity. Increases in power costs could reduce profitability.

Operational and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with mining equipment performance, downtime, and procurement of specialized hardware. Failures or delays could adversely affect output.

Regulatory Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulation of mining activities, energy usage, and digital assets. Restrictions could increase costs or limit operations.

Financing and Dilution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks that the issuer may require additional capital. Financing may be dilutive or unavailable on favorable terms.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - ACHR 2x Daily ETF

Investment Objective

The ACHR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Archer Aviation Inc. (NYSE: ACHR) ("Archer" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Archer Aviation Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Archer Aviation Inc. ("Archer"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Archer Aviation Inc. (NYSE: ACHR) ("Archer") is a United States-based aviation company developing electric vertical takeoff and landing (eVTOL) aircraft and related air mobility services. The company is focused on commercializing urban air mobility solutions. Archer is headquartered in San Jose, California, United States.

Information regarding Archer Aviation Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.archer.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Archer Aviation Inc. Information about Archer Aviation Inc. included in this Prospectus is based on the date of this Prospectus. Archer Aviation Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Archer Aviation Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Archer Aviation Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Archer Aviation Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Archer Aviation Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Development Stage and Commercialization Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with early-stage product development and commercialization. Delays in development, testing, or production could adversely affect financial performance and market value.

Regulatory Certification Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with aviation certification and regulatory approvals. Failure to obtain required certifications or approvals on expected timelines could materially adversely affect prospects.

Manufacturing and Supply Chain Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with scaling manufacturing and reliance on suppliers. Disruptions or cost increases could adversely affect margins and timelines.

Safety, Liability, and Operational Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with aircraft safety, accidents, product liability claims, and operational incidents that could lead to significant costs and reputational harm.

Capital Intensity and Financing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with substantial capital requirements. The issuer may require additional financing, which may be dilutive or unavailable on favorable terms.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - BE 2x Daily ETF

Investment Objective

The BE 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Bloom Energy Corporation (NYSE: BE) ("Bloom Energy" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Bloom Energy Corporation, the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Bloom Energy Corporation ("Bloom Energy"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Bloom Energy Corporation (NYSE: BE) ("Bloom Energy") is a United States-based energy technology company that designs, manufactures, and sells solid oxide fuel cell systems for on-site power generation. The company serves commercial, industrial, and utility customers. Bloom Energy operates globally and is headquartered in San Jose, California, United States.

Information regarding Bloom Energy Corporation may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.bloomenergy.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Bloom Energy Corporation. Information about Bloom Energy Corporation included in this Prospectus is based on the date of this Prospectus. Bloom Energy Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Bloom Energy Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Bloom Energy Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Bloom Energy Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Bloom Energy Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Regulatory and Permitting Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with extensive regulation, permitting, and oversight. Delays or changes in regulatory requirements could materially adversely affect operations and costs.

Project Development and Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with developing, constructing, or scaling energy projects and technologies. Delays, cost overruns, or technical setbacks could adversely affect results.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with input costs, including fuel, materials, and components. Cost increases or supply disruptions could reduce margins.

Customer and Contract Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer demand, long sales cycles, and reliance on contracts. Contract delays or cancellations could adversely affect revenues.

Competition and Policy Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition and changes in energy policy, incentives, and market structure that could affect demand and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - NVTS 2x Daily ETF

Investment Objective

The NVTS 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Navitas Semiconductor Corporation (NASDAQ: NVTS) ("Navitas" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Navitas Semiconductor Corporation, the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Navitas Semiconductor Corporation ("Navitas"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Navitas Semiconductor Corporation (NASDAQ: NVTS) ("Navitas") is a United States-based semiconductor company focused on power electronics, including gallium nitride (GaN) and silicon carbide (SiC) power semiconductors used in data centers, electric vehicles, mobile devices, and industrial applications. Navitas operates globally and is headquartered in Torrance, California, United States.

Information regarding Navitas Semiconductor Corporation may be obtained from publicly available sources, including, but not limited to, the company's website (https://navitassemi.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Navitas Semiconductor Corporation. Information about Navitas Semiconductor Corporation included in this Prospectus is based on the date of this Prospectus. Navitas Semiconductor Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Navitas Semiconductor Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Navitas Semiconductor Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Navitas Semiconductor Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Navitas Semiconductor Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Industry Cyclicality Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor and related hardware industries, which are highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, and shifting demand across end markets. Downturns in demand may adversely affect revenues, margins, and the market value of the Underlying Security.

Data Center and AI Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for data center, networking, and AI-related infrastructure. A slowdown in investment in such infrastructure could materially and adversely affect the market price of the Underlying Security.

Supply Chain and Manufacturing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party manufacturing, suppliers, and logistics providers. Supply constraints, manufacturing disruptions, or increases in input costs could adversely affect profitability and the market value of the Underlying Security.

International Trade and Export Control Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies, export controls, tariffs, sanctions, or other governmental regulations affecting advanced technologies. Such measures could limit market access or increase costs.

Competition and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and rapid innovation. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - ONDS 2x Daily ETF

Investment Objective

The ONDS 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Ondas Holdings Inc. (NASDAQ: ONDS) ("Ondas" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Ondas Holdings Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Ondas Holdings Inc. ("Ondas"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Ondas Holdings Inc. (NASDAQ: ONDS) ("Ondas") is a United States-based technology company providing wireless connectivity and drone solutions. The company develops private wireless networks and aerial data solutions for industrial and government customers. Ondas operates primarily in the United States and is headquartered in Sunnyvale, California, United States.

Information regarding Ondas Holdings Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.ondas.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Ondas Holdings Inc. Information about Ondas Holdings Inc. included in this Prospectus is based on the date of this Prospectus. Ondas Holdings Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Ondas Holdings Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Ondas Holdings Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Ondas Holdings Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Ondas Holdings Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Market Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with changes in demand for the issuer's products or services, which could adversely affect revenues and market value.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition that may pressure pricing, margins, or market share.

Operational and Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with operational performance, execution of strategy, and cost management.

Regulatory and Legal Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulatory developments, litigation, and compliance requirements.

Cybersecurity and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents or technology failures that could disrupt operations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - HIMS 2x Daily ETF

Investment Objective

The HIMS 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Hims & Hers Health, Inc. (NYSE: HIMS) ("Hims" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Hims & Hers Health, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Hims & Hers Health, Inc. ("Hims"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Hims & Hers Health, Inc. (NYSE: HIMS) ("Hims & Hers") is a United States-based telehealth company that provides digital health and wellness services through an online platform. The company offers prescription and non-prescription products across multiple healthcare categories. Hims & Hers is headquartered in San Francisco, California, United States.

Information regarding Hims & Hers Health, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.hims.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Hims & Hers Health, Inc. Information about Hims & Hers Health, Inc. included in this Prospectus is based on the date of this Prospectus. Hims & Hers Health, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Hims & Hers Health, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Hims & Hers Health, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Hims & Hers Health, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Telehealth Regulatory Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving healthcare regulations, telemedicine prescribing restrictions, licensing requirements, and reimbursement frameworks that could limit service offerings or increase compliance costs.

Customer Growth and Retention Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with subscriber acquisition efficiency, customer retention levels, pricing sensitivity, and marketing effectiveness that could affect revenue growth and profitability.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from telehealth platforms, pharmacies, healthcare providers, and consumer health brands offering overlapping products or services.

Data Privacy and Cybersecurity Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with handling sensitive personal and medical data, including potential cybersecurity breaches, data misuse claims, or regulatory penalties.

Profitability and Scaling Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cost structure management, fulfillment logistics, supply costs, and operating leverage as the business scales.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - MRVL 2x Daily ETF

Investment Objective

The MRVL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Marvell Technology, Inc. (NASDAQ: MRVL) ("Marvell" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Marvell Technology, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Marvell Technology, Inc. ("Marvell"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Marvell Technology, Inc. (NASDAQ: MRVL) ("Marvell") is a United States-based semiconductor company that designs and develops data infrastructure semiconductor solutions. The company's products are used in data centers, networking, storage, and carrier infrastructure. Marvell operates globally and is headquartered in Santa Clara, California, United States.

Information regarding Marvell Technology, Inc.may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.marvell.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Marvell Technology, Inc. Information about Marvell Technology, Inc. included in this Prospectus is based on the date of this Prospectus. Marvell Technology, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Marvell Technology, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Marvell Technology, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Marvell Technology, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Demand Cyclicality Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cyclical demand for semiconductors driven by enterprise spending, cloud infrastructure investment, networking upgrades, and macroeconomic conditions.

Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of large customers whose order patterns, product transitions, or inventory adjustments could materially affect revenue.

Supply Chain and Manufacturing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party foundries, component suppliers, and global logistics networks that could disrupt production or increase costs.

Technology Transition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change, evolving standards, and the need to continually develop competitive semiconductor solutions.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition from other semiconductor companies with greater resources, scale, or technological capabilities.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

nManagement

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - LRCX 2x Daily ETF

Investment Objective

The LRCX 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Lam Research Corporation (NASDAQ: LRCX) ("Lam Research" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Lam Research Corporation, the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Lam Research Corporation ("Lam Research"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Lam Research Corporation (NASDAQ: LRCX) ("Lam Research") is a United States-based semiconductor equipment manufacturer that designs and services wafer fabrication equipment used in integrated circuit manufacturing. Lam Research operates globally and is headquartered in Fremont, California, United States.

Information regarding Lam Research Corporationmay be obtained from publicly available sources, including, but not limited to, the company's website (https://www.lamresearch.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Lam Research Corporation. Information about Lam Research Corporation included in this Prospectus is based on the date of this Prospectus. Lam Research Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Lam Research Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Lam Research Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Lam Research Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Capital Spending Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with fluctuations in semiconductor fabrication investment driven by industry cycles, memory pricing, device demand, and macroeconomic conditions.

Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of semiconductor manufacturers whose capital spending decisions significantly influence order volume.

Technology Transition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with changes in device architectures, fabrication processes, and technology nodes that may alter demand for specific equipment.

Supply Chain and Manufacturing Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party manufacturing, suppliers, and logistics providers. Supply constraints, manufacturing disruptions, or increases in input costs could adversely affect profitability and the market value of the Underlying Security.

Competitive Industry Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other semiconductor equipment providers that may develop superior technologies or offer more competitive pricing.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - LRN 2x Daily ETF

Investment Objective

The LRN 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Stride, Inc. (NYSE: LRN) ("Stride" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Stride, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Stride, Inc. ("Stride"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Stride, Inc. (NYSE: LRN) ("Stride") is a United States-based education technology company that provides online and blended learning programs and education services. The company offers learning solutions for K-12 students and career learning programs through partnerships with school districts and other institutions. Stride is headquartered in Reston, Virginia, United States.

Information regarding Stride, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.stridelearning.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Stride, Inc. Information about Stride, Inc. included in this Prospectus is based on the date of this Prospectus. Stride, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Stride, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Stride, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Stride, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Enrollment and Funding Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with student enrollment levels and public funding for education programs.

Regulatory and Contracting Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with education regulations, oversight, and renewal of contracts with school districts and other counterparties.

Operational Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with delivering online learning services, platform performance, and educational outcomes.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from public and private education providers and other education technology platforms.

Litigation and Reputation Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with litigation, investigations, and reputational harm related to educational services.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - TER 2x Daily ETF

Investment Objective

The TER 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Teradyne, Inc. (NASDAQ: TER) ("Teradyne" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Teradyne, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Teradyne, Inc. ("Teradyne"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Teradyne, Inc. (NASDAQ: TER) ("Teradyne") is a United States-based technology company that develops automated test equipment and robotics systems used in semiconductor and electronics manufacturing. Teradyne is headquartered in North Reading, Massachusetts, United States.

Information regarding Teradyne, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.teradyne.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Teradyne, Inc. Information about Teradyne, Inc. included in this Prospectus is based on the date of this Prospectus. Teradyne, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Teradyne, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Teradyne, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Teradyne, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Test Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cyclical semiconductor demand, device complexity trends, customer capital spending, and product mix shifts that could affect order volume and revenue.

Robotics Market Adoption Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with industrial automation adoption rates, manufacturing investment cycles, labor cost trends, and economic conditions affecting demand for robotics systems.

Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of large semiconductor manufacturers and electronics companies whose purchasing decisions may significantly affect financial performance.

Technology Development Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with product innovation cycles, engineering execution, and the ability to develop new testing solutions that meet evolving chip design requirements.

Competitive Industry Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other automated test equipment and robotics providers with differing technological capabilities, pricing strategies, or scale advantages.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - COHR 2x Daily ETF

Investment Objective

The COHR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Coherent Corp. (NYSE: COHR) ("Coherent" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Coherent Corp., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Coherent Corp. ("Coherent"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Coherent Corp. (NYSE: COHR) ("Coherent") is a United States-based photonics and materials company that develops engineered materials, lasers, and optical components used in industrial, communications, electronics, and instrumentation markets. Coherent operates globally and is headquartered in Saxonburg, Pennsylvania, United States.

Information regarding Coherent Corp. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.coherent.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Coherent Corp. Information about Coherent Corp. included in this Prospectus is based on the date of this Prospectus. Coherent Corp. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Coherent Corp. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Coherent Corp. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Coherent Corp. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Cyclical End-Market Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with fluctuations in demand across industrial, communications, semiconductor, and electronics markets that may reduce sales or margins.

Manufacturing Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with production yields, component sourcing, quality control, and supply chain disruptions affecting delivery performance and costs.

Technology Transition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid innovation cycles, evolving optical technologies, and the need to develop new materials and photonics solutions.

Customer Program Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on major programs or customers whose order timing, cancellations, or delays may materially affect results.

Regulatory and Intellectual Property Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with export controls, regulatory requirements, and intellectual property disputes that could disrupt operations or increase costs.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - UCTT 2x Daily ETF

Investment Objective

The UCTT 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Ultra Clean Holdings, Inc. (NASDAQ: UCTT) ("UCTT" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Ultra Clean Holdings, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Ultra Clean Holdings, Inc. ("UCTT"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Ultra Clean Holdings, Inc. (NASDAQ: UCTT) ("Ultra Clean") is a United States-based developer and supplier of subsystems, components, and parts used in semiconductor capital equipment. The company provides precision manufacturing, engineering, and supply chain solutions for semiconductor equipment manufacturers. Ultra Clean operates globally and is headquartered in Hayward, California, United States.

Information regarding Ultra Clean Holdings, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.uct.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Ultra Clean Holdings, Inc. Information about Ultra Clean Holdings, Inc. included in this Prospectus is based on the date of this Prospectus. Ultra Clean Holdings, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Ultra Clean Holdings, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Ultra Clean Holdings, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Ultra Clean Holdings, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Equipment Cycle Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with semiconductor capital spending cycles, fabrication investment trends, and end-market demand affecting customer orders.

Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on a limited number of semiconductor equipment manufacturers that account for a significant portion of revenue.

Operational Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with manufacturing efficiency, quality performance, delivery timing, and engineering execution that could affect margins or customer relationships.

Supply Chain Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with component availability, supplier reliability, logistics constraints, and input cost fluctuations.

Competitive Market Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other subsystem manufacturers and engineering service providers.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - LASR 2x Daily ETF

Investment Objective

The LASR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of nLight, Inc. (NASDAQ: LASR) ("nLIGHT" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with nLight, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of nLight, Inc. ("nLIGHT"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

nLIGHT, Inc. (NASDAQ: LASR) ("nLIGHT") is a United States-based technology company that develops and manufactures semiconductor and fiber lasers for industrial, aerospace, and defense applications. The company provides high-performance laser solutions used in precision manufacturing and advanced sensing and defense systems. nLIGHT is headquartered in Camas, Washington, United States.

Information regarding nLIGHT, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.nlight.net), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of nLIGHT, Inc. Information about nLIGHT, Inc. included in this Prospectus is based on the date of this Prospectus. nLIGHT, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

nLIGHT, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with nLIGHT, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting nLIGHT, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Defense and Industrial Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with defense spending priorities, government procurement cycles, industrial demand, and macroeconomic conditions affecting orders.

Technology Development Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with product innovation, engineering execution, and the ability to develop high-performance laser technologies.

Program Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on specific customer programs or contracts that may be delayed, modified, or terminated.

Manufacturing and Supply Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with production yields, component sourcing, and supply chain disruptions affecting delivery schedules and costs.

Regulatory and Export Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with export controls, defense regulations, and compliance requirements applicable to advanced technology products.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - ACLS 2x Daily ETF

Investment Objective

The ACLS 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Axcelis Technologies, Inc. (NASDAQ: ACLS) ("Axcelis" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Axcelis Technologies, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Axcelis Technologies, Inc. ("Axcelis"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Axcelis Technologies, Inc. (NASDAQ: ACLS) ("Axcelis") is a United States-based semiconductor equipment company that designs, manufactures, and services ion implantation equipment used in semiconductor fabrication. Axcelis operates globally and is headquartered in Beverly, Massachusetts, United States.

Information regarding Axcelis Technologies, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.axcelis.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Axcelis Technologies, Inc. Information about Axcelis Technologies, Inc. included in this Prospectus is based on the date of this Prospectus. Axcelis Technologies, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Axcelis Technologies, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Axcelis Technologies, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Axcelis Technologies, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Capital Spending Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cyclical investment by semiconductor manufacturers driven by industry supply-demand dynamics and technology transitions.

Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of chipmakers whose capital spending decisions materially influence orders.

Technology Node Transition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with changes in fabrication processes, device architectures, and manufacturing technologies.

Manufacturing Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with production complexity, component sourcing, and delivery performance.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other semiconductor equipment manufacturers.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - SIMO 2x Daily ETF

Investment Objective

The SIMO 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x)the daily performance of the publicly-traded American Depositary Shares of Silicon Motion Technology Corporation (NASDAQ: SIMO) ("Silicon Motion" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Silicon Motion Technology Corporation, the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Silicon Motion Technology Corporation ("Silicon Motion"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Silicon Motion Technology Corporation (NASDAQ: SIMO) ("Silicon Motion") is a semiconductor company that designs and develops NAND flash controllers and storage solutions used in solid-state storage devices. The company operates globally and is headquartered in Taiwan, with corporate operations in the United States.

Information regarding Silicon Motion Technology Corporation may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.siliconmotion.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Silicon Motion Technology Corporation. Information about Silicon Motion Technology Corporation included in this Prospectus is based on the date of this Prospectus. Silicon Motion Technology Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

American Depositary Receipt Risk. The Underlying Security is traded in the form of an American depositary receipt or other similar depositary security that represents equity securities of a foreign issuer. Depositary securities are subject to many of the risks of investing in non-U.S. issuers, including risks related to political, economic, regulatory, and market conditions abroad and differences in accounting, auditing, and reporting standards. The depositary may charge fees or may take actions (including suspending, terminating, or changing the terms of the depositary arrangement) that could adversely affect the price or liquidity of the Underlying Security and the ability of holders to exercise shareholder rights. Depositary securities may trade at a premium or discount to the underlying foreign shares, and their market price may be affected by foreign market holidays, trading hours, or currency movements. Because the Fund seeks daily leveraged exposure to the Underlying Security, the Fund's losses and volatility may be magnified when these risks negatively affect the Underlying Security.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Silicon Motion Technology Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Silicon Motion Technology Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Silicon Motion Technology Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

End-Market Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for PCs, smartphones, and storage devices that use NAND flash memory.

Memory Industry Cycle Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with NAND supply-demand dynamics, pricing volatility, and inventory corrections.

Technology Transition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving storage standards, controller architectures, and interface technologies.

Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on major OEM customers or design wins.

Geopolitical and Regulatory Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with trade restrictions, export controls, and cross-border regulatory developments.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - CAMT 2x Daily ETF

Investment Objective

The CAMT 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Camtek Ltd. (NASDAQ: CAMT) ("Camtek" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Camtek Ltd., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Camtek Ltd. ("Camtek"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Camtek Ltd. (NASDAQ: CAMT) ("Camtek") is an Israel-based semiconductor inspection and metrology company that develops equipment used to enhance yield and performance in advanced semiconductor manufacturing, including advanced packaging applications. Camtek operates globally and is headquartered in Migdal HaEmek, Israel.

Information regarding Camtek Ltd. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.camtek.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Camtek Ltd. Information about Camtek Ltd. included in this Prospectus is based on the date of this Prospectus. Camtek Ltd. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Camtek Ltd. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Camtek Ltd. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Camtek Ltd. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Equipment Cycle Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cyclical spending on semiconductor inspection and metrology tools.

Advanced Packaging Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with adoption of advanced packaging technologies and demand for inspection solutions for high-performance chips.

Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of customers or large orders.

Technology Innovation Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change and the need to develop competitive inspection solutions.

Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with geopolitical developments that could affect operations, supply chains, or customers.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - MNST 2x Daily ETF

Investment Objective

The MNST 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Monster Beverage Corporation (NASDAQ: MNST) ("Monster" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Monster Beverage Corporation, the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Monster Beverage Corporation ("Monster"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Monster Beverage Corporation (NASDAQ: MNST) ("Monster") is a United States-based beverage company that develops, markets, and distributes energy drinks and related beverage products. The company sells its products globally through a network of distributors and partners and is headquartered in Corona, California, United States.

Information regarding Monster Beverage Corporation may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.monsterbevcorp.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Monster Beverage Corporation. Information about Monster Beverage Corporation included in this Prospectus is based on the date of this Prospectus. Monster Beverage Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Monster Beverage Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Monster Beverage Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Monster Beverage Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Consumer Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with changing consumer preferences, brand perception, health trends, and demand for energy drinks.

Distribution Partner Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party bottlers and distributors whose performance affects product availability and sales.

Regulatory and Litigation Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with beverage regulation, labeling requirements, taxation, and potential litigation.

Input Cost Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with fluctuations in commodity, packaging, and transportation costs.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other beverage manufacturers and substitute products.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - CRUS 2x Daily ETF

Investment Objective

The CRUS 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Cirrus Logic, Inc. (NASDAQ: CRUS) ("Cirrus" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Cirrus Logic, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Cirrus Logic, Inc. ("Cirrus"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Cirrus Logic, Inc. (NASDAQ: CRUS) ("Cirrus Logic") is a United States-based semiconductor company that develops mixed-signal processing solutions for audio, voice, and power applications. The company's products are used in smartphones, consumer electronics, and industrial systems. Cirrus Logic operates globally and is headquartered in Austin, Texas, United States.

Information regarding Cirrus Logic, Inc.may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.cirrus.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Cirrus Logic, Inc. Information about Cirrus Logic, Inc. included in this Prospectus is based on the date of this Prospectus. Cirrus Logic, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Cirrus Logic, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Cirrus Logic, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Cirrus Logic, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of major customers, whose product cycles, demand changes, or purchasing decisions may materially affect revenue.

Smartphone End-Market Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for mobile devices, product upgrade cycles, consumer spending trends, and global handset shipments.

Technology Transition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid innovation cycles, evolving audio and mixed-signal standards, and the need to develop new semiconductor solutions.

Supply Chain Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party foundries, component suppliers, and logistics networks.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other semiconductor companies offering similar components or integrated solutions.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - AMKR 2x Daily ETF

Investment Objective

The AMKR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Amkor Technology, Inc. (NASDAQ: AMKR) ("Amkor" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Amkor Technology, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Amkor Technology, Inc. ("Amkor"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Amkor Technology, Inc. (NASDAQ: AMKR) ("Amkor") is a United States-based semiconductor packaging and test services provider that offers outsourced assembly and test solutions for semiconductor manufacturers and electronics companies. The company operates globally and is headquartered in Tempe, Arizona, United States.

Information regarding Amkor Technology, Inc.may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.amkor.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Amkor Technology, Inc. Information about Amkor Technology, Inc. included in this Prospectus is based on the date of this Prospectus. Amkor Technology, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Amkor Technology, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Amkor Technology, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Amkor Technology, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Packaging Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with semiconductor production volumes, customer outsourcing decisions, and global electronics demand.

Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of major semiconductor customers.

Manufacturing Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with production efficiency, quality control, yield rates, and facility utilization.

Capital Investment Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with large capital expenditures required to expand or upgrade packaging facilities.

Competitive Industry Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other outsourced semiconductor assembly and test providers.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - UMC 2x Daily ETF

Investment Objective

The UMC 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded American Depositary Shares of United Microelectronics Corporation (NYSE: UMC) ("UMC" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with United Microelectronics Corporation, the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of United Microelectronics Corporation ("UMC"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

United Microelectronics Corporation (NYSE: UMC) ("UMC") is a Taiwan-based semiconductor foundry company that manufactures integrated circuits for fabless semiconductor companies. The company provides wafer fabrication services across a range of process technologies and serves customers worldwide. UMC is headquartered in Hsinchu, Taiwan.

Information regarding United Microelectronics Corporationmay be obtained from publicly available sources, including, but not limited to, the company's website (https://www.umc.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of United Microelectronics Corporation. Information about United Microelectronics Corporation included in this Prospectus is based on the date of this Prospectus. United Microelectronics Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

American Depositary Receipt Risk. The Underlying Security is traded in the form of an American depositary receipt or other similar depositary security that represents equity securities of a foreign issuer. Depositary securities are subject to many of the risks of investing in non-U.S. issuers, including risks related to political, economic, regulatory, and market conditions abroad and differences in accounting, auditing, and reporting standards. The depositary may charge fees or may take actions (including suspending, terminating, or changing the terms of the depositary arrangement) that could adversely affect the price or liquidity of the Underlying Security and the ability of holders to exercise shareholder rights. Depositary securities may trade at a premium or discount to the underlying foreign shares, and their market price may be affected by foreign market holidays, trading hours, or currency movements. Because the Fund seeks daily leveraged exposure to the Underlying Security, the Fund's losses and volatility may be magnified when these risks negatively affect the Underlying Security.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

United Microelectronics Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with United Microelectronics Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting United Microelectronics Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Foundry Utilization Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with semiconductor demand cycles, wafer capacity utilization, and customer order patterns.

Technology Node Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with process technology transitions, fabrication complexity, and capital intensity.

Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cross-border trade restrictions, regional tensions, and export controls affecting semiconductor supply chains.

Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on major fabless semiconductor customers.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other global semiconductor foundries.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - AMAT 2x Daily ETF

Investment Objective

The AMAT 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Applied Materials, Inc. (NASDAQ: AMAT) ("Applied Materials" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Applied Materials, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Applied Materials, Inc. ("Applied Materials"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Applied Materials, Inc. (NASDAQ: AMAT) ("Applied Materials") is a United States-based provider of materials engineering solutions used to produce semiconductor chips, displays, and related electronic devices. The company supplies manufacturing equipment, services, and software to semiconductor and electronics manufacturers worldwide and is headquartered in Santa Clara, California, United States.

Information regarding Applied Materials, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.appliedmaterials.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Applied Materials, Inc. Information about Applied Materials, Inc. included in this Prospectus is based on the date of this Prospectus. Applied Materials, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Applied Materials, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Applied Materials, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Applied Materials, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Capital Spending Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cyclical investment in semiconductor manufacturing equipment driven by industry supply-demand conditions.

Technology Transition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving device architectures, manufacturing processes, and materials engineering requirements.

Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on large semiconductor manufacturers.

Supply Chain Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with sourcing components, production constraints, and logistics disruptions.

Competitive Industry Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other semiconductor equipment providers.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - ACMR 2x Daily ETF

Investment Objective

The ACMR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of ACM Research, Inc. (NASDAQ: ACMR) ("ACM Research" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with ACM Research, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of ACM Research, Inc. ("ACM Research"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

ACM Research, Inc. (NASDAQ: ACMR) ("ACM Research") is a United States-based semiconductor equipment company that develops wafer cleaning, electrochemical plating, and other process technologies used in semiconductor manufacturing. The company serves customers globally and is headquartered in Fremont, California, United States.

Information regarding ACM Research, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.acmrcsh.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of ACM Research, Inc. Information about ACM Research, Inc. included in this Prospectus is based on the date of this Prospectus. ACM Research, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.
ACM Research, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with ACM Research, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting ACM Research, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Equipment Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with fluctuations in wafer fabrication investment and semiconductor industry cycles.

China Market Exposure Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on customers or operations in China, including regulatory, political, and trade developments.

Technology Development Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with developing new semiconductor process equipment.

Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of customers.

Competitive Industry Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other semiconductor equipment providers.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - ONTO 2x Daily ETF

Investment Objective

The ONTO 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Onto Innovation Inc. (NYSE: ONTO) ("Onto Innovation" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Onto Innovation Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Onto Innovation Inc. ("Onto Innovation"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Onto Innovation Inc. (NYSE: ONTO) ("Onto Innovation") is a United States-based semiconductor process control company that provides inspection, metrology, and software solutions used in semiconductor manufacturing. The company serves advanced packaging, wafer fabrication, and device manufacturers worldwide and is headquartered in Wilmington, Massachusetts, United States.

Information regarding Onto Innovation Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.ontoinnovation.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Onto Innovation Inc. Information about Onto Innovation Inc. included in this Prospectus is based on the date of this Prospectus. Onto Innovation Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Onto Innovation Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Onto Innovation Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Onto Innovation Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Manufacturing Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with wafer fabrication spending and advanced packaging investment cycles.

Technology Adoption Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with adoption rates of new inspection and metrology technologies.

Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on major semiconductor manufacturers.

Product Development Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with engineering execution and product innovation.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other process control solution providers.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - KEYS 2x Daily ETF

Investment Objective

The KEYS 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Keysight Technologies, Inc. (NYSE: KEYS) ("Keysight" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Keysight Technologies, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Keysight Technologies, Inc. ("Keysight"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Keysight Technologies, Inc. (NYSE: KEYS) ("Keysight") is a United States-based technology company that provides electronic design, testing, and measurement solutions used in communications, aerospace, defense, and electronics industries. The company operates globally and is headquartered in Santa Rosa, California, United States.

Information regarding Keysight Technologies, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.keysight.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Keysight Technologies, Inc. Information about Keysight Technologies, Inc. included in this Prospectus is based on the date of this Prospectus. Keysight Technologies, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Keysight Technologies, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Keysight Technologies, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Keysight Technologies, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Communications Industry Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with capital spending by telecommunications, electronics, and technology companies.

Technology Cycle Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving wireless standards, testing requirements, and engineering complexity.

Customer Spending Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with changes in research and development budgets of customers.

Operational Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with product development, manufacturing performance, and cost management.

Competitive Industry Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other testing and measurement solution providers.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - RMBS 2x Daily ETF

Investment Objective

The RMBS 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Rambus Inc. (NASDAQ: RMBS) ("Rambus" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Rambus Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Rambus Inc. ("Rambus"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Rambus Inc. (NASDAQ: RMBS) ("Rambus") is a United States-based semiconductor and intellectual property company that develops memory interface chips, security technologies, and licensing solutions used in data centers, consumer electronics, and computing systems. Rambus operates globally and is headquartered in San Jose, California, United States.

Information regarding Rambus Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.rambus.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Rambus Inc. Information about Rambus Inc. included in this Prospectus is based on the date of this Prospectus. Rambus Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Rambus Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Rambus Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Rambus Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Licensing Revenue Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intellectual property licensing revenue variability and contract renewals.

Technology Adoption Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with adoption of memory interface and security technologies.

Litigation Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with patent enforcement, disputes, or litigation.

Customer Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for computing, data center, and electronics products.

Competitive Market Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other semiconductor and IP providers.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - AXTI 2x Daily ETF

Investment Objective

The AXTI 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of AXT, Inc. (NASDAQ: AXTI) ("AXT" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with AXT, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of AXT, Inc. ("AXT"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

AXT, Inc. (NASDAQ: AXTI) ("AXT") is a United States-based semiconductor materials company that develops and manufactures compound semiconductor substrates used in high-performance electronics, optoelectronics, and wireless communication applications. The company supplies materials to semiconductor device manufacturers worldwide and is headquartered in Fremont, California, United States.

Information regarding AXT, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (http://www.axt.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of AXT, Inc. Information about AXT, Inc. included in this Prospectus is based on the date of this Prospectus. AXT, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

AXT, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with AXT, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting AXT, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Compound Semiconductor Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for compound semiconductor substrates used in wireless, photonics, and electronics applications.

Manufacturing Yield Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with production efficiency, defect rates, and material quality.

Supply Chain Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with sourcing raw materials and components.

Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on major semiconductor customers.

Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other materials suppliers.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - TPL 2x Daily ETF

Investment Objective

The TPL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Texas Pacific Land Corporation (NYSE: TPL) ("TPL" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Texas Pacific Land Corporation, the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Texas Pacific Land Corporation ("TPL"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Texas Pacific Land Corporation (NYSE: TPL) ("TPL") is a United States-based land and resource management company that owns and manages surface and royalty interests across large areas of land, primarily in Texas. The company generates revenue from oil and gas royalties, water services, and land leases and is headquartered in Dallas, Texas, United States.

Information regarding Texas Pacific Land Corporation may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.texaspacific.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Texas Pacific Land Corporation. Information about Texas Pacific Land Corporation included in this Prospectus is based on the date of this Prospectus. Texas Pacific Land Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Texas Pacific Land Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Texas Pacific Land Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Texas Pacific Land Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Energy Commodity Price Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with fluctuations in oil and natural gas prices affecting royalty revenue.

Production Activity Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with drilling activity levels and development decisions by third-party operators.

Regulatory Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with environmental regulations, land use laws, and permitting requirements. Through its exposure to the Underlying Security, the Fund is subject to risks associated with sourcing raw materials and components.

Water Services Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for water sourcing and disposal services.

Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with geographic concentration of land and royalty interests.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - MPWR 2x Daily ETF

Investment Objective

The MPWR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Monolithic Power Systems, Inc. (NASDAQ: MPWR) ("Monolithic Power Systems" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Monolithic Power Systems, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Monolithic Power Systems, Inc. ("Monolithic Power Systems"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Monolithic Power Systems, Inc. (NASDAQ: MPWR) ("Monolithic Power Systems") is a United States-based semiconductor company that designs and develops power management solutions used in data centers, automotive systems, industrial equipment, communications infrastructure, and consumer electronics. The company supplies integrated circuits to customers worldwide and is headquartered in Kirkland, Washington, United States.

Information regarding Monolithic Power Systems, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.monolithicpower.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Monolithic Power Systems, Inc. Information about Monolithic Power Systems, Inc. included in this Prospectus is based on the date of this Prospectus. Monolithic Power Systems, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Monolithic Power Systems, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Monolithic Power Systems, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Monolithic Power Systems, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Demand Cyclicality Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cyclical demand for semiconductors driven by data center investment, automotive production levels, industrial activity, and global economic conditions.

Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of large customers whose order patterns, product transitions, or inventory adjustments may materially affect revenue.

Supply Chain and Foundry Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party semiconductor foundries, assembly partners, component suppliers, and logistics networks.

Technology Innovation Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change, evolving power management architectures, and the need to develop competitive semiconductor solutions.

Competitive Industry Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other semiconductor manufacturers that may possess greater scale, resources, or technological capabilities.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - CRCL 2x Daily ETF

Investment Objective

The CRCL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Circle Internet Group, Inc. (NYSE: CRCL) ("Circle" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Circle Internet Group, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Circle Internet Group, Inc. ("Circle"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Circle Internet Group, Inc. (NYSE: CRCL) ("Circle") is a United States-based financial technology company that provides digital currency infrastructure and stablecoin technology. The company offers products and services that enable businesses to use stablecoins and public blockchains for payments, treasury operations, and related financial applications. Circle is headquartered in New York, New York, United States.

Information regarding Circle Internet Group, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.circle.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Circle Internet Group, Inc. Information about Circle Internet Group, Inc. included in this Prospectus is based on the date of this Prospectus. Circle Internet Group, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Circle Internet Group, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Circle Internet Group, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Circle Internet Group, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Stablecoin Regulatory Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulation of stablecoins, payments, and digital asset activities that could increase compliance costs or restrict products and services.

Reserve and Counterparty Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with managing reserves backing stablecoin liabilities and exposure to banking and financial counterparties.

Technology and Security Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents, operational outages, and technology failures affecting blockchain and payments infrastructure.

Adoption and Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with adoption of stablecoin-based payments and competition from other stablecoin issuers, fintech platforms, and traditional payment networks.

Legal and Enforcement Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with litigation, regulatory examinations, and enforcement actions that could adversely affect operations and reputation.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - MSI 2x Daily ETF

Investment Objective

The MSI 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Motorola Solutions, Inc. (NYSE: MSI) ("Motorola" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Motorola Solutions, Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Motorola Solutions, Inc. ("Motorola"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Motorola Solutions, Inc. (NYSE: MSI) ("Motorola") is a United States-based technology company that provides safety and security products and services. The company offers mission-critical communications systems and devices, video security and access control solutions, and command center software used by public safety agencies, government customers, and enterprises. Motorola is headquartered in Chicago, Illinois, United States.

Information regarding Motorola Solutions, Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.motorolasolutions.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the New York Stock Exchange ("NYSE"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Motorola Solutions, Inc. Information about Motorola Solutions, Inc. included in this Prospectus is based on the date of this Prospectus. Motorola Solutions, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Motorola Solutions, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Motorola Solutions, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Motorola could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Government Revenue Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on contracts with U.S. federal, state, local, and international government and public safety agencies, including changes in budget appropriations, procurement cycles, funding priorities, or political conditions.

Large Contract and Backlog Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with large, multi-year contracts involving extended sales cycles and complex implementation requirements, including variability in award timing, renewals, funding approvals, project deployments, or the loss or cancellation of significant contracts.

Mission-Critical Product and Technology Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with mission-critical communications, video security, and command center solutions, including product defects, system failures, cybersecurity incidents, or delays in developing and integrating new technologies.

Acquisition and Integration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with acquisitions intended to expand software and service offerings, including the inability to successfully identify, complete, integrate, or realize anticipated synergies from acquired businesses.

Supply Chain and Component Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party suppliers for semiconductors and other key components, including global supply chain disruptions, component shortages, or increased input costs that could affect production schedules and margins.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - CART 2x Daily ETF

Investment Objective

The CART 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Maplebear Inc. (NASDAQ: CART) ("Instacart" or the "Underlying Security"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Maplebear Inc., the Underlying Security, or any of its respective affiliates.

Important information about the Fund.

On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:

-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Maplebear Inc. ("Instacart"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.

The Fund does not concentrate its investments in any industry or group of industries; however, because the Fund seeks to provide leveraged exposure to the Underlying Security, the Fund will have indirect exposure to the industries in which the issuer of the Underlying Security operates and may be economically concentrated in such industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Maplebear Inc. (NASDAQ: CART) ("Instacart") is a United States-based technology company that operates an online grocery delivery and pickup platform connecting consumers with participating retailers through its website and mobile application. Instacart also provides related services and tools for retail partners, including e-commerce enablement and advertising/retail media offerings. Instacart is headquartered in San Francisco, California, United States.

Information regarding Maplebear Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.instacart.com), filings with the U.S. Securities and Exchange Commission, press releases, investor presentations, and other publicly disseminated documents.

The Underlying Security is listed and traded on the Nasdaq Stock Market ("NASDAQ"). Securities traded on U.S. exchanges are subject to U.S. reporting standards, regulatory oversight, settlement practices, and investor protections. Trading in the Underlying Security is generally expected to occur during regular U.S. market hours and may also occur in extended hours sessions and on other trading venues.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Maplebear Inc. Information about Maplebear Inc. included in this Prospectus is based on the date of this Prospectus. Maplebear Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.

The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Single-Stock Risk. The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk. The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Trading Halt Risk. Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Equity Market Risk. Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Maplebear Inc. (Instacart) Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Maplebear Inc. ("Instacart"). Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Instacart could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Retail Partner Concentration and Relationship Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on key retail partners, including the potential loss, deterioration, or renegotiation of agreements, shifts in partner strategies such as expansion of first-party e-commerce capabilities, or reduced promotional and marketing support.

Demand and Consumer Behavior Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with consumer adoption and frequency of online grocery ordering and delivery or pickup services, including changes in consumer preferences, macroeconomic conditions, pricing sensitivity, or shifts away from delivery models that could reduce order volume and growth.

Labor, Shopper Supply, and Classification Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a large network of independent shoppers and other workers, including increased labor costs, worker shortages, changes in contractor classification rules, or other regulatory developments that could increase expenses or disrupt operations.

Competition and Disintermediation Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from retailers' first-party offerings, other third-party delivery platforms, emerging fulfillment models, and large technology companies, which could lead to pricing pressure, higher incentives, reduced market share, or margin compression.

Advertising and Monetization Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on advertising and partner-funded monetization, including reductions in advertising budgets, changes in ad effectiveness, platform modifications, or increased competition in retail media that could adversely affect revenue and profitability.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying Security and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser, who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

NVDA 2x Daily ETF

The NVDA 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of NVIDIA Corporation (NASDAQ: NVDA) ("NVIDIA" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

TSLA 2x Daily ETF

The TSLA 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Tesla, Inc. (NASDAQ: TSLA) ("Tesla" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

MU 2x Daily ETF

The MU 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Micron Technology, Inc. (NASDAQ: MU) ("Micron" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

SNDK 2x Daily ETF

The SNDK 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Sandisk Corporation (NASDAQ: SNDK) ("Sandisk" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

GOOGL 2x Daily ETF

The GOOGL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Alphabet Inc. (NASDAQ: GOOGL) ("Google" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

MSTR 2x Daily ETF

The MSTR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Strategy, Inc. (NASDAQ: MSTR) ("Strategy" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

AMD 2x Daily ETF

The AMD 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD) ("AMD" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

MSFT 2x Daily ETF

The MSFT 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Microsoft Corporation (NASDAQ: MSFT) ("Microsoft" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

META 2x Daily ETF

The META 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Meta Platforms, Inc. (NASDAQ: META) ("Meta" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

PLTR 2x Daily ETF

The PLTR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Palantir Technologies Inc. (NASDAQ: PLTR) ("Palantir" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

COIN 2x Daily ETF

The COIN 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Coinbase Global, Inc. (NASDAQ: COIN) ("Coinbase" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

AMZN 2x Daily ETF

The AMZN 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Amazon.com, Inc. (NASDAQ: AMZN) ("Amazon" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

TSM 2x Daily ETF

The TSM 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded American Depositary Shares of Taiwan Semiconductor Manufacturing Company Limited (NYSE: TSM) ("TSMC" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

APP 2x Daily ETF

The APP 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of AppLovin Corporation (NASDAQ: APP) ("AppLovin" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

ASTS 2x Daily ETF

The ASTS 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of AST SpaceMobile, Inc. (NASDAQ: ASTS) ("AST SpaceMobile" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

AVGO 2x Daily ETF

The AVGO 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Broadcom Inc. (NASDAQ: AVGO) ("Broadcom" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

ORCL 2x Daily ETF

The ORCL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Oracle Corporation (NYSE: ORCL) ("Oracle" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

ASML 2x Daily ETF

The ASML 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded American Depositary Shares of ASML Holding N.V. (NASDAQ: ASML) ("ASML" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

SMCI 2x Daily ETF

The SMCI 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Super Micro Computer, Inc. (NASDAQ: SMCI) ("Supermicro" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

IONQ 2x Daily ETF

The IONQ 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of IonQ, Inc. (NYSE: IONQ) ("IonQ" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

RKLB 2x Daily ETF

The RKLB 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Rocket Lab USA, Inc. (NASDAQ: RKLB) ("Rocket Lab" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

AAPL 2x Daily ETF

The AAPL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Apple Inc. (NASDAQ: AAPL) ("Apple" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

UNH 2x Daily ETF

The UNH 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of UnitedHealth Group Incorporated (NYSE: UNH) ("UnitedHealth Group" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

OKLO 2x Daily ETF

The OKLO 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Oklo Inc. (NYSE: OKLO) ("Oklo" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

NFLX 2x Daily ETF

The NFLX 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Netflix, Inc. (NASDAQ: NFLX) ("Netflix" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

BRKB 2x Daily ETF

The BRKB 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Berkshire Hathaway Inc. (NYSE: BRK.B) ("Berkshire Hathaway" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

CRWV 2x Daily ETF

The CRWV 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of CoreWeave, Inc. (NASDAQ: CRWV) ("CoreWeave" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

INTC 2x Daily ETF

The INTC 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Intel Corporation (NASDAQ: INTC) ("Intel" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

BABA 2x Daily ETF

The BABA 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded American Depositary Shares of Alibaba Group Holding Limited (NYSE: BABA) ("Alibaba" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

HOOD 2x Daily ETF

The HOOD 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Robinhood Markets, Inc. (NASDAQ: HOOD) ("Robinhood" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

GEV 2x Daily ETF

The GEV 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of GE Vernova Inc. (NYSE: GEV) ("GE Vernova" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

BMNR 2x Daily ETF

The BMNR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of BitMine Immersion Technologies, Inc. (NYSE American: BMNR) ("BitMine" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

JOBY 2x Daily ETF

The JOBY 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Joby Aviation, Inc. (NYSE: JOBY) ("JOBY" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

ALAB 2x Daily ETF

The ALAB 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Astera Labs, Inc. (NASDAQ: ALAB) ("Astera Labs" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

LITE 2x Daily ETF

The LITE 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Lumentum Holdings Inc. (NASDAQ: LITE) ("Lumentum" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

TEM 2x Daily ETF

The TEM 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Tempus AI, Inc. (NASDAQ: TEM) ("Tempus" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

UPST 2x Daily ETF

The UPST 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Upstart Holdings, Inc. (NASDAQ: UPST) ("Upstart" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

WDC 2x Daily ETF

The WDC 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Western Digital Corporation (NASDAQ: WDC) ("Western Digital" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

UUUU 2x Daily ETF

The UUUU 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Energy Fuels Inc. (NYSE American: UUUU) ("Energy Fuels" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

SMR 2x Daily ETF

The SMR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of NuScale Power Corporation (NYSE: SMR) ("NuScale" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

QBTS 2x Daily ETF

The QBTS 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of D-Wave Quantum Inc. (NYSE: QBTS) ("D-Wave" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

SOFI 2x Daily ETF

The SOFI 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of SoFi Technologies, Inc. (NASDAQ: SOFI) ("SoFi" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

RGTI 2x Daily ETF

The RGTI 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Rigetti Computing, Inc. (NASDAQ: RGTI) ("Rigetti" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

NVO 2x Daily ETF

The NVO 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded American Depositary Shares of Novo Nordisk A/S (NYSE: NVO) ("Novo Nordisk" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

RDDT 2x Daily ETF

The RDDT 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Reddit, Inc. (NYSE: RDDT) ("Reddit" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

CRWD 2x Daily ETF

The CRWD 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of CrowdStrike Holdings, Inc. (NASDAQ: CRWD) ("CrowdStrike" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

MARA 2x Daily ETF

The MARA 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Marathon Digital Holdings, Inc. (NASDAQ: MARA) ("Marathon" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

IREN 2x Daily ETF

The IREN 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Iris Energy Limited (NASDAQ: IREN) ("Iris Energy" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

NBIS 2x Daily ETF

The NBIS 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Nebius Group N.V. (NASDAQ: NBIS) ("Nebius" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

VRT 2x Daily ETF

The VRT 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Vertiv Holdings Co. (NYSE: VRT) ("Vertiv" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

NOW 2x Daily ETF

The NOW 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of ServiceNow, Inc. (NYSE: NOW) ("ServiceNow" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

RIVN 2x Daily ETF

The RIVN 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Rivian Automotive, Inc. (NASDAQ: RIVN) ("Rivian" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

CRDO 2x Daily ETF

The CRDO 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Credo Technology Group Holding Ltd. (NASDAQ: CRDO) ("Credo" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

GLXY 2x Daily ETF

The GLXY 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Galaxy Digital Inc. (NASDAQ: GLXY) ("Galaxy" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

ARM 2x Daily ETF

The ARM 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded American Depositary Shares of Arm Holdings plc (NASDAQ: ARM) ("Arm" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

GME 2x Daily ETF

The GME 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of GameStop Corp. (NYSE: GME) ("GameStop" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

EOSE 2x Daily ETF

The EOSE 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Eos Energy Enterprises, Inc. (NASDAQ: EOSE) ("Eos Energy" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

CIFR 2x Daily ETF

The CIFR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Cipher Mining Inc. (NASDAQ: CIFR) ("Cipher" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

ACHR 2x Daily ETF

The ACHR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Archer Aviation Inc. (NYSE: ACHR) ("Archer" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

BE 2x Daily ETF

The BE 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Bloom Energy Corporation (NYSE: BE) ("Bloom Energy" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

NVTS 2x Daily ETF

The NVTS 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Navitas Semiconductor Corporation (NASDAQ: NVTS) ("Navitas" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

ONDS 2x Daily ETF

The ONDS 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Ondas Holdings Inc. (NASDAQ: ONDS) ("Ondas" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

HIMS 2x Daily ETF

The HIMS 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Hims & Hers Health, Inc. (NYSE: HIMS) ("Hims" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

MRVL 2x Daily ETF

The MRVL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Marvell Technology, Inc. (NASDAQ: MRVL) ("Marvell" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

LRCX 2x Daily ETF

The LRCX 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Lam Research Corporation (NASDAQ: LRCX) ("Lam Research" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

LRCX 2x Daily ETF

The LRCX 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Lam Research Corporation (NASDAQ: LRCX) ("Lam Research" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

LRN 2x Daily ETF

The LRN 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Stride, Inc. (NYSE: LRN) ("Stride" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

TER 2x Daily ETF

The TER 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Teradyne, Inc. (NASDAQ: TER) ("Teradyne" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

COHR 2x Daily ETF

The COHR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Coherent Corp. (NYSE: COHR) ("Coherent" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

UCTT 2x Daily ETF

The UCTT 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Ultra Clean Holdings, Inc. (NASDAQ: UCTT) ("UCTT" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

LASR 2x Daily ETF

The LASR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of nLight, Inc. (NASDAQ: LASR) ("nLIGHT" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

ACLS 2x Daily ETF

The ACLS 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Axcelis Technologies, Inc. (NASDAQ: ACLS) ("Axcelis" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

SIMO 2x Daily ETF

The SIMO 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded American Depositary Shares of Silicon Motion Technology Corporation (NASDAQ: SIMO) ("Silicon Motion" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

CAMT 2x Daily ETF

The CAMT 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Camtek Ltd. (NASDAQ: CAMT) ("Camtek" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

MNST 2x Daily ETF

The MNST 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Monster Beverage Corporation (NASDAQ: MNST) ("Monster" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

CRUS 2x Daily ETF

The CRUS 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Cirrus Logic, Inc. (NASDAQ: CRUS) ("Cirrus" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

AMKR 2x Daily ETF

The AMKR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Amkor Technology, Inc. (NASDAQ: AMKR) ("Amkor" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

UMC 2x Daily ETF

The UMC 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded American Depositary Shares of United Microelectronics Corporation (NYSE: UMC) ("UMC" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

AMAT 2x Daily ETF

The AMAT 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Applied Materials, Inc. (NASDAQ: AMAT) ("Applied Materials" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

ACMR 2x Daily ETF

The ACMR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of ACM Research, Inc. (NASDAQ: ACMR) ("ACM Research" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

ONTO 2x Daily ETF

The ONTO 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Onto Innovation Inc. (NYSE: ONTO) ("Onto Innovation" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

KEYS 2x Daily ETF

The KEYS 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Keysight Technologies, Inc. (NYSE: KEYS) ("Keysight" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

RMBS 2x Daily ETF

The RMBS 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Rambus Inc. (NASDAQ: RMBS) ("Rambus" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

AXTI 2x Daily ETF

The AXTI 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of AXT, Inc. (NASDAQ: AXTI) ("AXT" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

TPL 2x Daily ETF

The TPL 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Texas Pacific Land Corporation (NYSE: TPL) ("TPL" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

MPWR 2x Daily ETF

The MPWR 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Monolithic Power Systems, Inc. (NASDAQ: MPWR) ("Monolithic Power Systems" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

MSI 2x Daily ETF

The MSI 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Motorola Solutions, Inc. (NYSE: MSI) ("Motorola" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

CART 2x Daily ETF

The CART 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Maplebear Inc. (NASDAQ: CART) ("Instacart" or the "Underlying Security").

The Fund does not seek to achieve 2x the performance of the Underlying Security for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying Security return for the same period. During volatile or reversing markets, you may lose money even if the Underlying Security is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Fund

NVDA 2x Daily ETF

TSLA 2x Daily ETF

MU 2x Daily ETF

SNDK 2x Daily ETF

GOOGL 2x Daily ETF

MSTR 2x Daily ETF

AMD 2x Daily ETF

MSFT 2x Daily ETF

META 2x Daily ETF

PLTR 2x Daily ETF

COIN 2x Daily ETF

AMZN 2x Daily ETF

TSM 2x Daily ETF

APP 2x Daily ETF

ASTS 2x Daily ETF

AVGO 2x Daily ETF

ORCL 2x Daily ETF

ASML 2x Daily ETF

SMCI 2x Daily ETF

IONQ 2x Daily ETF

RKLB 2x Daily ETF

AAPL 2x Daily ETF

UNH 2x Daily ETF

OKLO 2x Daily ETF

NFLX 2x Daily ETF

BRKB 2x Daily ETF

CRWV 2x Daily ETF

INTC 2x Daily ETF

BABA 2x Daily ETF

HOOD 2x Daily ETF

GEV 2x Daily ETF

BMNR 2x Daily ETF

JOBY 2x Daily ETF

ALAB 2x Daily ETF

LITE 2x Daily ETF

TEM 2x Daily ETF

UPST 2x Daily ETF

WDC 2x Daily ETF

UUUU 2x Daily ETF

SMR 2x Daily ETF

QBTS 2x Daily ETF

SOFI 2x Daily ETF

HIMS 2x Daily ETF

RGTI 2x Daily ETF

NVO 2x Daily ETF

RDDT 2x Daily ETF

MRVL 2x Daily ETF

CRWD 2x Daily ETF

MARA 2x Daily ETF

IREN 2x Daily ETF

NBIS 2x Daily ETF

VRT 2x Daily ETF

NOW 2x Daily ETF

RIVN 2x Daily ETF

CRDO 2x Daily ETF

GLXY 2x Daily ETF

ARM 2x Daily ETF

GME 2x Daily ETF

EOSE 2x Daily ETF

CIFR 2x Daily ETF

ACHR 2x Daily ETF

BE 2x Daily ETF

NVTS 2x Daily ETF

LRCX 2x Daily ETF

ONDS 2x Daily ETF

LRN 2x Daily ETF

TER 2x Daily ETF

COHR 2x Daily ETF

UCTT 2x Daily ETF

LASR 2x Daily ETF

ACLS 2x Daily ETF

SIMO 2x Daily ETF

CAMT 2x Daily ETF

MNST 2x Daily ETF

CRUS 2x Daily ETF

AMKR 2x Daily ETF

UMC 2x Daily ETF

AMAT 2x Daily ETF

ACMR 2x Daily ETF

ONTO 2x Daily ETF

KEYS 2x Daily ETF

RMBS 2x Daily ETF

AXTI 2x Daily ETF

TPL 2x Daily ETF

MPWR 2x Daily ETF

CRCL 2x Daily ETF

MSI 2x Daily ETF

CART 2x Daily ETF

(each a "Fund", Collectively the "Funds")

Principal Investment Strategies for the Funds

The Funds are actively managed exchange-traded funds that seek daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of each Fund's respective Underlying Security (each, an "Underlying Security"). Each Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the applicable Underlying Security for the same period. Each Fund does not seek to achieve its stated investment objective for any period other than a single day.

Under normal circumstances, each Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in financial instruments that, in combination, provide leveraged exposure to its Underlying Security equal to approximately two times (2x) its daily performance. Each Fund expects to obtain this leveraged exposure primarily through the use of derivatives, such as swap agreements and futures contracts, and may use other instruments that the Adviser believes provide economic exposure similar to the applicable Underlying Security. Each Fund may also hold shares of its Underlying Security on a limited, incidental basis, and may hold cash and cash equivalents, U.S. government securities, money market instruments, repurchase agreements, and other short-term, investment grade debt securities for collateral, liquidity and portfolio management purposes, including to meet margin requirements and to manage collateral for derivatives. For purposes of each Fund's 80% policy, the Adviser considers an investment to be "tied to" or "provide exposure to" the applicable Underlying Security if the Adviser reasonably expects that, in combination, the Fund's positions will produce daily returns that are economically similar to approximately two times (2x) the daily performance of such Underlying Security, before fees and expenses. Each Fund's 80% investment policy is a non-fundamental policy and may be changed upon 60 days' prior written notice to shareholders.

Because each Fund expects to obtain exposure primarily through derivatives and only incidentally through direct holdings of its Underlying Security, none of the Funds is intended to operate as a "fund of funds." Each Fund expects to hold a significant portion of its assets in cash and short-term instruments to serve as collateral for its derivatives positions and to meet margin requirements. Each Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended. "Non-diversified" means that, relative to a diversified investment company, the Fund may invest a greater portion of its assets in the securities of a single issuer or a smaller number of issuers, which may make the Fund more susceptible to adverse developments affecting those issuers. Non-diversification is distinct from concentration: concentration relates to the Fund's exposure to a particular industry or group of industries, whereas non-diversification relates to the number of issuers in which the Fund may invest and the size of the Fund's positions in those issuers.

Each Fund is intended for investors who understand the risks associated with the use of leverage, derivatives and daily rebalancing and who plan to actively monitor and manage their investments; the Funds are not suitable for all investors and should be used only by those who fully understand the consequences of seeking daily leveraged investment results.

Daily Reset / Compounding / Monitoring Disclosure

Each Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of its respective Underlying Security. Each Fund does not seek to achieve two times (2x) the performance of its Underlying Security for any period other than a single day, measured from one NAV calculation to the next. Because each Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from two times (2x) the performance of the applicable Underlying Security over the same period.

An investment in any Fund is not appropriate for all investors. Each Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2x) investment results, including the impact of compounding on Fund performance. Investors should actively manage and monitor their investments, as frequently as daily.

Each Fund expects to use derivatives (such as swap agreements and futures) and other instruments to obtain leveraged exposure and may hold cash and/or cash equivalents for liquidity, collateral, and portfolio management purposes.

80% Policy and Daily 2x Exposure. Under normal circumstances, each Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in financial instruments that, in combination, provide leveraged exposure to its respective Underlying Security equal to approximately two times (2x) the Underlying Security's daily performance, as described under "Principal Investment Strategies" above. Each Fund has adopted this 80% investment policy in accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "Names Rule"). For purposes of this policy, each Fund measures compliance using the notional value of its derivatives (adjusted as required) and other instruments that provide leveraged exposure to its Underlying Security. If a Fund departs from this policy due to market movements, rebalancing activity, or other factors, the Fund will make future investments in a manner consistent with the policy and will seek to restore compliance as soon as reasonably practicable and, in any event, within 90 days after the Fund identifies that it is out of compliance; provided that, in extraordinary or other-than-normal circumstances, the Fund may temporarily depart from this policy and will seek to restore compliance as soon as reasonably practicable and, in any event, within 90 days measured from the time of the initial departure. Each Fund will provide shareholders with at least 60 days' prior written notice of any change to its 80% investment policy.

Daily 2x Objective and Compounding. Each Fund seeks to provide two times (2x) the daily performance of its Underlying Security, before fees and expenses. No Fund seeks to, and no Fund should be expected to, provide two times (2x) the cumulative performance of its Underlying Security for periods longer than a single day. Because each Fund rebalances its portfolio on a daily basis to maintain approximately two times (2x) exposure to its Underlying Security, the Fund's performance for periods longer than one trading day will be the result of its return for each day compounded over the period. The impact of compounding can cause a Fund's performance over periods longer than a single day to differ significantly from two times (2x) the cumulative performance of the Fund's Underlying Security for the same period, particularly when the Underlying Security experiences significant volatility or when its daily returns fluctuate between positive and negative.

Use of Derivatives and Leverage. Each Fund obtains leveraged exposure primarily through derivatives, including total return swap agreements and futures contracts referencing its Underlying Security or other instruments that the Adviser believes provide economic exposure similar to the applicable Underlying Security. The notional amounts of these instruments are adjusted on a daily basis to maintain approximately two times (2x) the Fund's net assets in exposure to the Underlying Security. Each Fund may also use options or other derivative instruments for hedging, rebalancing, or efficient portfolio management purposes. The use of derivatives allows a Fund to gain leveraged exposure without investing directly in the Underlying Security and requires the Fund to hold a substantial portion of its assets in cash and short-term instruments to meet margin and collateral requirements.

Portfolio Construction and Investment Instruments. Each Fund primarily invests in derivatives and related instruments that provide leveraged exposure to its Underlying Security and, to a lesser extent, holds cash and short-term instruments to support its derivatives positions. Each Fund may use centrally cleared and exchange-traded derivatives, as well as over-the-counter instruments, subject to applicable regulatory requirements and counterparty risk management. Each Fund may hold U.S. government securities, money market instruments, repurchase agreements, and other short-term investments as collateral for derivatives and to manage liquidity. Each Fund is non-diversified, meaning it may invest a relatively high percentage of its assets in a smaller number of counterparties, reference instruments, or positions than a diversified fund.

Concentration Policy. No Fund concentrates its investments in any industry or group of industries within the meaning of the Investment Company Act of 1940. However, because each Fund seeks to provide leveraged exposure to a single issuer, each Fund's performance will be closely tied to, and the Fund will have significant indirect exposure to, the industries and sectors in which the issuer of the Underlying Security operates. As a result, the Fund may be economically concentrated in such industries or sectors.

Derivatives and Securities Lending. Each Fund expects to, and under normal circumstances will, invest significantly in derivatives as part of its principal investment strategy. Derivatives will be used to obtain leveraged exposure to the applicable Underlying Security and the markets reflected in that Underlying Security, manage portfolio exposures, and facilitate daily rebalancing. The Funds do not expect to engage in securities lending as part of their principal investment strategy.

The Funds, the Trust, and the Adviser are not affiliated with the issuer of the Underlying Security or any of its respective affiliates. The issuer of the Underlying Security does not sponsor, endorse, sell, or promote any Fund and has no obligation or responsibility with respect to the issuance, administration, marketing, or trading of any Fund.

Manager of Managers Structure

The Fund employs [ ] ("[ ]" or the "Sub-Adviser") as sub-adviser. The Adviser retains overall responsibility, under Board oversight, for the selection, supervision, evaluation, and termination of the sub-adviser. Any sub-advisory fees are paid by the Adviser and not by the Fund. If the Adviser seeks to hire, replace, or materially amend any agreement with an unaffiliated sub-adviser without shareholder approval, it will do so only as permitted by an SEC exemptive order and subject to Board approval. The Fund will provide any required shareholder notices.

Understanding the Funds' Daily Objective and Compounding

What the Funds seek to do. Each Fund seeks daily investment results, before fees and expenses, that correspond to 2x the daily performance of its respective Underlying Security. No Fund seeks to, and no Fund should be expected to, provide 2x the return of its Underlying Security for periods longer than a single trading day.

What this means for holding periods longer than one day. Each Fund resets its exposure each trading day to target approximately two times the daily move of its Underlying Security. Over periods longer than one day, a Fund's return is the result of compounding its daily returns and will usually differ in amount, and may differ in direction, from 2x the return of the Fund's Underlying Security for the same multi-day period.

Why multi-day results differ from 2x. Several factors contribute to this difference:

  Compounding and daily rebalancing. Gains or losses on one day change the base to which the next day's 2x move is applied. This mathematical effect causes outcomes over time that diverge from simply taking 2x of a multi-day Underlying Security return. Each Fund has a single-day investment objective, and each Fund's performance for any other period is the result of its return for each day compounded over the period. The performance of a Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from 2x the performance of its Underlying Security for the same period, before accounting for fees and expenses.

  Underlying Security volatility. Higher day-to-day variability in an Underlying Security generally increases the dispersion between a Fund's multi-day return and 2x the Underlying Security's multi-day return. The effect tends to be more pronounced as volatility rises.

  Underlying Security trend. When an Underlying Security trends steadily in one direction with low volatility, a Fund's multi-day return may be closer to, or may exceed, 2x the Underlying Security's multi-day return. In choppy or range-bound markets, a Fund's multi-day return will often be less than 2x.

  Financing costs and expenses. The cost of maintaining derivatives or other forms of leveraged exposure, together with Fund expenses, reduces returns relative to 2x the Underlying Security's performance.

  Dividends and corporate actions. Differences between how dividends and corporate events affect an Underlying Security versus a Fund's instruments and positions may also impact results.

Important holding period note. The Funds are intended for investors who plan to monitor and manage their positions, potentially as frequently as daily. It is possible to lose the entire amount invested in a single day.

Illustration of daily compounding. The table below shows a simple 5-day path. Each Fund achieves exactly 2x of each day's applicable Underlying Security move before fees and expenses. Even so, the 5-day total return of a Fund does not equal 2x the 5-day total return of its Underlying Security. This example is hypothetical and for illustration only. It assumes no dividends, no financing costs, and no Fund expenses. If those were included, a Fund's performance would be lower than shown.

Period	Underlying Security Level	Underlying Security Daily %	Fund Daily %	Fund NAV
Start	100.00	-	-	100.00
Day 1	102.00	2.0%	4.0%	104.00
Day 2	100.78	-1.2%	-2.4%	101.50
Day 3	104.30	3.5%	7.0%	108.61
Day 4	101.38	-2.8%	-5.6%	102.53
Day 5	103.00	1.6%	3.2%	105.81

Across five days, the applicable Underlying Security gained approximately 3.0%, while the Fund gained approximately 5.8%, which differs from 2 x 3.0% (about 6.0%).

Additional simulations. The Funds may present other hypothetical paths to show how volatility and trend can affect results. Unless otherwise noted, any such illustrations assume: (a) no dividends; (b) no Fund expenses; and (c) zero percent borrowing or lending rates. If these factors were reflected, results would differ.

Key takeaways for investors.

  Each Fund seeks 2x the daily performance of its Underlying Security for a single trading day, not for any other period.

  Over time, daily compounding, Underlying Security volatility, financing costs, and expenses will cause a Fund's returns to deviate from 2x the Underlying Security's multi-day return.

  If an Underlying Security is flat over a period, a Fund will likely lose value due to daily rebalancing effects, financing costs, and expenses.

  Investors should actively monitor positions and consider whether frequent rebalancing is appropriate in light of their goals, risk tolerance, and tax considerations.

See the Statement of Additional Information (SAI) for further discussion of leveraged exposure, derivatives usage, and related risks. The SAI is incorporated by reference into this Prospectus.

Principal Risks of Investing in the Funds

The principal risks of investing in the Funds are listed below. Each risk summarized below is regarded as a "principal risk" of investing in at least one Fund, regardless of the order in which it appears. Investing involves risk, including the possible loss of principal. Any of the risks described can adversely affect a Fund's NAV, market price, income, or total return. Some or all of these risks may adversely affect a Fund's NAV per share price, yield, total return, and/or a Fund's ability to achieve its objective.

The risks below could negatively affect the value of your investment in the Funds. Because each Fund seeks to deliver 2x the daily performance of its respective Underlying Security before fees and expenses, the Funds are subject to additional risks associated with leverage, daily rebalancing, compounding, derivatives, and financing costs.

Leverage Risk (Applicable to all Funds). By design, each Fund uses leverage to target 2x the daily performance of its Underlying Security. Leverage magnifies both gains and losses. As a result, small changes in an Underlying Security may produce larger changes in a Fund's NAV, and losses may be substantial. Leverage also increases the sensitivity of each Fund to financing costs, market volatility, and liquidity conditions. In adverse market conditions, a Fund may be required to reduce exposure rapidly or may be unable to maintain its targeted leverage.

Compounding and Daily Rebalancing Risk (Applicable to all Funds). Each Fund has a single day investment objective, and each Fund's performance for any other period is the result of its return for each day compounded over the period. Each Fund resets its exposure each trading day to target approximately 2x the daily move of its Underlying Security. As a result, the performance of a Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from two times (2x) the return of the Fund's Underlying Security for the same period, before accounting for fees and expenses. In general, when Underlying Security volatility is higher, the impact of compounding and daily rebalancing will be more pronounced and a Fund's multi-day results will tend to be less than 2x the Underlying Security's return for the same period; when volatility is lower, multi-day results may be closer to or greater than 2x. If an Underlying Security is flat over time, the applicable Fund will likely lose value due to the effects of daily resetting, compounding, financing costs, and expenses. An investor could lose the full principal value of an investment in a Fund within a single day. Deviations can occur over periods as short as one day when measured intraday rather than NAV to NAV.

Correlation Risk (Applicable to all Funds). Each Fund seeks approximately 2x the daily performance of its Underlying Security, before fees and expenses, but may not achieve its 2x Daily Objective. Fees and expenses; transaction and financing costs; the use, pricing, and liquidity of derivatives; market volatility or disruptions (including trading halts); corporate actions or changes affecting an Underlying Security; and limits on, or timing differences in, rebalancing may cause a Fund's performance to deviate from 2x the Underlying Security's daily return.

Derivatives Risk (Applicable to all Funds). Each Fund may use derivatives such as total return swaps, futures contracts, options, and similar instruments to pursue its 2x daily objective. Derivatives can be volatile and may involve risks different from, and sometimes greater than, investing directly in the Underlying Security. Such risks include leverage, imperfect correlation with the Underlying Security, pricing and liquidity constraints, valuation complexity, and the potential that the cost to maintain a position exceeds its return. Limited initial margin may magnify losses relative to the amount of margin posted and may require a Fund to post additional margin or collateral.

Counterparty Risk (Applicable to all Funds). Each Fund expects to obtain exposure to its Underlying Security primarily through derivatives, including swaps and futures. Each Fund is exposed to the risk that a derivatives counterparty or a clearinghouse or futures commission merchant will be unwilling or unable to honor its obligations. A Fund could lose margin or collateral it has posted, experience delays in recovery, or recover less than the full amount owed. Concentration of clearing services among a small number of firms and clearinghouses may increase this risk. Contractual provisions or resolution regimes could delay, limit, or eliminate a Fund's ability to exercise remedies.

Indirect Investment Risk (Applicable to all Funds). The issuer of each Underlying Security is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider any Fund in taking any corporate actions that might affect the value of Shares. Investors in Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to shares of an Underlying Security. The Funds have no control over the Underlying Securities and rely solely on publicly available information about the Underlying Securities.

Financing, Margin, and Interest Rate Risk (Applicable to all Funds). Each Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require a Fund to hold significant amounts of cash and short-term instruments. Increases in margin requirements or collateral demands from counterparties or clearinghouses may require a Fund to sell assets at unfavorable times or reduce leveraged exposure, which could adversely affect performance. Rising interest rates may increase a Fund's financing costs, reduce the return on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk (Applicable to all Funds). Each Fund is non-diversified, which means it may invest a larger percentage of its assets in the securities of a smaller number of issuers or obtain exposure through a smaller number of counterparties than a diversified fund. As a result, a Fund may be more susceptible to a single economic, market, political, or regulatory occurrence, or to a decline in the financial condition of an issuer or counterparty, and such an event may have a disproportionately negative impact on the Fund.

ETF Risks (Applicable to all Funds). Each Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

  Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

  Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

  Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

  Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Cash Transactions and Tax Efficiency Risk (Applicable to all Funds). If a Fund uses cash creations or redemptions, it may need to buy or sell portfolio securities and derivatives (or adjust financing and derivatives exposures), which can increase transaction costs and market-impact costs. Cash activity may cause a Fund to realize taxable gains (including short-term gains) when positions are sold or unwound, which may reduce tax efficiency relative to ETFs that rely more heavily on in-kind creation and redemption activity. In addition, cash transactions may require a Fund to transact at times that are less favorable (including during periods of volatility or reduced liquidity), and those effects may reduce returns to shareholders.

Brokerage Commissions and Bid-Ask Spread Risk (Applicable to all Funds). Investors who buy or sell shares of a Fund pay brokerage commissions and other trading costs and bear the bid-ask spread between the price at which shares are purchased and sold. These costs may widen or increase when markets are volatile, when the shares trade in lower volumes, when market makers reduce activity, or when there is limited liquidity in the instruments used to support a Fund's exposure. Higher transaction costs may materially reduce investment results for shareholders, particularly for investors who trade frequently, invest small amounts, or trade at times of heightened volatility or reduced liquidity.

New Adviser Risk (Applicable to all Funds). The Adviser is a newly registered investment adviser and has limited operating history. There can be no assurance that the Adviser will be successful in implementing each Fund's investment strategy or managing the Funds, including with respect to the use of derivatives, financing arrangements, portfolio rebalancing, and operational processes. A new adviser may have limited experience establishing and coordinating service-provider relationships, managing portfolio operations under varying market conditions, and maintaining risk-management, compliance, and internal controls appropriate for the Funds' strategies. Any failure by the Adviser to implement the Funds' strategies effectively or to manage operational and regulatory requirements could adversely affect the Funds' performance.

New Fund Risk (Applicable to all Funds). Each Fund is newly organized and has limited operating history. As new funds, the Funds may not attract sufficient assets to achieve and maintain an economically viable size, and they may be more likely to liquidate or reorganize than funds with longer operating histories and larger asset bases. Limited assets may also contribute to wider bid-ask spreads, lower secondary-market trading volumes, and reduced efficiency in portfolio management and operating expense coverage. Any liquidation or reorganization may occur at a time that is disadvantageous to shareholders, may result in the realization of taxable gains, and may cause shareholders to incur transaction costs.

Single-Stock Risk (Applicable to all Funds). Each Fund's exposure is concentrated in the securities of a single issuer. As a result, each Fund is particularly sensitive to factors that affect the Underlying Security, including issuer-specific risks, earnings announcements or guidance, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. Adverse developments affecting the issuer may cause the Underlying Security to be more volatile than the market generally and may lead to substantial declines in value. Because the Funds do not seek exposure to a diversified group of issuers, each Fund may be more volatile and may experience larger drawdowns than funds that track a diversified index or basket of securities.

Underlying Security Liquidity Risk (Applicable to all Funds). The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for a Fund to obtain, increase, reduce, or rebalance exposure at desired prices, or to do so efficiently. Limited liquidity may increase the volatility of the Underlying Security and may cause a Fund's net asset value and market price to fluctuate more significantly, including through wider bid-ask spreads and premiums or discounts to NAV. Because each Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security or related markets may increase tracking error, amplify losses, and increase volatility.

American Depositary Receipt Risk (Applicable to ASML 2x Daily ETF, ARM 2x Daily ETF, BABA 2x Daily ETF, NVO 2x Daily ETF, SIMO 2x Daily ETF, TSM 2x Daily ETF, and UMC 2x Daily ETF). The Underlying Security of each Fund is traded in the form of an American depositary receipt or other similar depositary security that represents equity securities of a foreign issuer. Depositary securities are subject to many of the risks of investing in foreign securities, including risks related to political, economic, regulatory, and market conditions abroad, differences in accounting, auditing, and reporting standards, and currency exchange-rate fluctuations. The terms of a depositary arrangement may provide holders with different rights than those of holders of the underlying foreign shares, and the depositary may charge fees or take actions (including suspending or terminating the depositary arrangement) that could adversely affect the price or liquidity of the Underlying Security. Depositary securities may trade at a premium or discount to the underlying foreign shares and may be less liquid than the underlying foreign shares. Because each Fund seeks daily leveraged exposure to a single Underlying Security, the effects of these risks on a Fund's returns may be magnified.

Trading Halt Risk (Applicable to all Funds). Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, extraordinary volatility, or disruptions affecting trading venues or market participants. Trading halts may prevent a Fund from entering into, adjusting, or closing positions and may impair a Fund's ability to rebalance its portfolio or maintain target exposure. When trading is halted or otherwise disrupted, pricing and liquidity may deteriorate, and a Fund may incur increased transaction costs when trading resumes. In such circumstances, a Fund may be unable to achieve its investment objective and its shares may trade at increased premiums or discounts to net asset value.

Equity Market Risk (Applicable to all Funds). Through their exposure to the Underlying Security, the Funds are exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors, and volatility may be heightened during periods of market stress. Because each Fund provides leveraged exposure, declines in equity markets or in the Underlying Security may result in proportionally larger declines in that Fund's NAV and market price, and the Funds may experience significant short-term fluctuations.

Valuation and Fair Value Pricing Risk (Applicable to all Funds). Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available.. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

NVIDIA Corporation Investing Risk.The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with NVIDIA Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. NVIDIA Corporation faces risks associated with, among other things, its ability to meet the evolving needs of its markets, including data center, artificial intelligence, gaming, professional visualization, and automotive sectors; competition; technological change; changes in customer demand; supply chain constraints; manufacturing delays; dependence on third parties to manufacture, assemble, test, or package its products; mismatches between supply and demand resulting in shortages or excess inventory; product defects; reliance on a limited number of customers or partners; international operations and economic conditions; regulatory developments; protection of intellectual property; cybersecurity incidents; the availability of key personnel; fluctuations in operating results; and other factors affecting its business, financial condition, or market value. Any adverse development affecting NVIDIA Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Tesla, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Tesla, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Tesla, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Tesla, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Micron Technology, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Micron Technology, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Micron Technology, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Micron Technology, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Sandisk Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Sandisk Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Sandisk Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Sandisk Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Alphabet Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Alphabet Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Alphabet Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Alphabet Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Strategy, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Strategy, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Strategy, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Strategy, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Advanced Micro Devices, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Advanced Micro Devices, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Advanced Micro Devices, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Advanced Micro Devices, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Microsoft Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Microsoft Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Microsoft Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Microsoft Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Meta Platforms, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Meta Platforms, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Meta Platforms, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Meta Platforms, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Palantir Technologies Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Palantir Technologies Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Palantir Technologies Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Palantir Technologies Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Coinbase Global, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Coinbase Global, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Coinbase Global, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Coinbase Global, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Amazon.com, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Amazon.com, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Amazon.com, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Amazon.com, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Taiwan Semiconductor Manufacturing Company Limited Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Taiwan Semiconductor Manufacturing Company Limited. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Taiwan Semiconductor Manufacturing Company Limited faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Taiwan Semiconductor Manufacturing Company Limited could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

AppLovin Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with AppLovin Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. AppLovin Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting AppLovin Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

AST SpaceMobile, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with AST SpaceMobile, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. AST SpaceMobile, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting AST SpaceMobile, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Broadcom Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Broadcom Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Broadcom Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Broadcom Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Oracle Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Oracle Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Oracle Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Oracle Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

ASML Holding N.V. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with ASML Holding N.V. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. ASML Holding N.V. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting ASML Holding N.V. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Super Micro Computer, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Super Micro Computer, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Super Micro Computer, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Super Micro Computer, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

IonQ, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with IonQ, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. IonQ, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting IonQ, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Rocket Lab USA, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Rocket Lab USA, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Rocket Lab USA, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Rocket Lab USA, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Apple Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Apple Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Apple Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Apple Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

UnitedHealth Group Incorporated Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with UnitedHealth Group Incorporated. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. UnitedHealth Group Incorporated faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting UnitedHealth Group Incorporated could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Oklo Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Oklo Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Oklo Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Oklo Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Netflix, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Netflix, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Netflix, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Netflix, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Berkshire Hathaway Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Berkshire Hathaway Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Berkshire Hathaway Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Berkshire Hathaway Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

CoreWeave, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with CoreWeave, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. CoreWeave, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting CoreWeave, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Alibaba Group Holding Limited Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Alibaba Group Holding Limited. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Alibaba Group Holding Limited faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Alibaba Group Holding Limited could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Robinhood Markets, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Robinhood Markets, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Robinhood Markets, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Robinhood Markets, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

GE Vernova Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with GE Vernova Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. GE Vernova Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting GE Vernova Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

BitMine Immersion Technologies, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with BitMine Immersion Technologies, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. BitMine Immersion Technologies, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting BitMine Immersion Technologies, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Joby Aviation, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Joby Aviation, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Joby Aviation, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Joby Aviation, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Astera Labs, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Astera Labs, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Astera Labs, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Astera Labs, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Lumentum Holdings Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Lumentum Holdings Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Lumentum Holdings Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Lumentum Holdings Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Tempus AI, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Tempus AI, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Tempus AI, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Tempus AI, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Upstart Holdings, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Upstart Holdings, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Upstart Holdings, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Upstart Holdings, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Western Digital Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Western Digital Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Western Digital Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Western Digital Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Energy Fuels Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Energy Fuels Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Energy Fuels Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Energy Fuels Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

NuScale Power Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with NuScale Power Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. NuScale Power Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting NuScale Power Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

D-Wave Quantum Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with D-Wave Quantum Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. D-Wave Quantum Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting D-Wave Quantum Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

SoFi Technologies, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with SoFi Technologies, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. SoFi Technologies, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting SoFi Technologies, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Rigetti Computing, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Rigetti Computing, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Rigetti Computing, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Rigetti Computing, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Novo Nordisk A/S Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Novo Nordisk A/S. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Novo Nordisk A/S faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Novo Nordisk A/S could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Reddit, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Reddit, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Reddit, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Reddit, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

CrowdStrike Holdings, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with CrowdStrike Holdings, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. CrowdStrike Holdings, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting CrowdStrike Holdings, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Marathon Digital Holdings, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Marathon Digital Holdings, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Marathon Digital Holdings, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Marathon Digital Holdings, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Iris Energy Limited Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Iris Energy Limited. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Iris Energy Limited faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Iris Energy Limited could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Nebius Group Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Nebius Group. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Nebius Group faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Nebius Group could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Vertiv Holdings Co. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Vertiv Holdings Co. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Vertiv Holdings Co faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Vertiv Holdings Co could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

ServiceNow, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with ServiceNow, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. ServiceNow, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting ServiceNow, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Rivian Automotive, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Rivian Automotive, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Rivian Automotive, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Rivian Automotive, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Credo Technology Group Holding Ltd. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Credo Technology Group Holding Ltd. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Credo Technology Group Holding Ltd faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Credo Technology Group Holding Ltd could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Galaxy Digital Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Galaxy Digital. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Galaxy Digital faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Galaxy Digital could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Arm Holdings plc Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Arm Holdings plc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Arm Holdings plc faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Arm Holdings plc could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

GameStop Corp. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with GameStop Corp. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. GameStop Corp. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting GameStop Corp. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Eos Energy Enterprises, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Eos Energy Enterprises, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Eos Energy Enterprises, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Eos Energy Enterprises, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Cipher Mining Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Cipher Mining Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Cipher Mining Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Cipher Mining Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Archer Aviation Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Archer Aviation Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Archer Aviation Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Archer Aviation Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Bloom Energy Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Bloom Energy Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Bloom Energy Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Bloom Energy Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Navitas Semiconductor Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Navitas Semiconductor Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Navitas Semiconductor Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Navitas Semiconductor Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Ondas Holdings Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Ondas Holdings Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Ondas Holdings Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Ondas Holdings Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Hims & Hers Health, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Hims & Hers Health, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Hims & Hers Health, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Marvell Technology, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Marvell Technology, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Marvell Technology, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Lam Research Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Lam Research Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Lam Research Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Stride, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Stride, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Stride, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Teradyne, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Teradyne, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Teradyne, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Coherent Corp. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Coherent Corp. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Coherent Corp. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Ultra Clean Holdings, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Ultra Clean Holdings, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Ultra Clean Holdings, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

nLIGHT, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with nLIGHT, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting nLIGHT, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Axcelis Technologies, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Axcelis Technologies, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Axcelis Technologies, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Silicon Motion Technology Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Silicon Motion Technology Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Silicon Motion Technology Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Camtek Ltd. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Camtek Ltd. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Camtek Ltd. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Monster Beverage Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Monster Beverage Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Monster Beverage Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Cirrus Logic, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Cirrus Logic, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Cirrus Logic, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Amkor Technology, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Amkor Technology, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Amkor Technology, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

United Microelectronics Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with United Microelectronics Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting United Microelectronics Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Applied Materials, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Applied Materials, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Applied Materials, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

ACM Research, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with ACM Research, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting ACM Research, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Onto Innovation Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Onto Innovation Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Onto Innovation Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Keysight Technologies, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Keysight Technologies, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Keysight Technologies, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Rambus Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Rambus Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Rambus Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

AXT, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with AXT, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting AXT, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Monolithic Power Systems, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Monolithic Power Systems, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Monolithic Power Systems, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Maplebear Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Maplebear Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Maplebear Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Motorola Solutions, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Motorola Solutions, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Motorola Solutions, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Circle Internet Group, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Circle Internet Group, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Circle Internet Group, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Regulatory Risk (Applicable to all Funds). Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk (Applicable to all Funds). Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Demand Risk (Applicable to all Funds). Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Technology and Innovation Risk (Applicable to all Funds). Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Litigation and Legal Risk (Applicable to all Funds). Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Management Risk (Applicable to all Funds). Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Execution and Scaling Risk (Applicable to all Funds). Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Capital and Financing Risk (Applicable to NVDA 2x Daily ETF, MU 2x Daily ETF, GOOGL 2x Daily ETF, MSTR 2x Daily ETF, COIN 2x Daily ETF, TSM 2x Daily ETF, ASTS 2x Daily ETF, ORCL 2x Daily ETF, ASML 2x Daily ETF, RKLB 2x Daily ETF, AAPL 2x Daily ETF, NFLX 2x Daily ETF, BRKB 2x Daily ETF, BABA 2x Daily ETF, HOOD 2x Daily ETF, BMNR 2x Daily ETF, JOBY 2x Daily ETF, UPST 2x Daily ETF, SOFI 2x Daily ETF, RDDT 2x Daily ETF, CRWD 2x Daily ETF, MARA 2x Daily ETF, IREN 2x Daily ETF, NOW 2x Daily ETF, GLXY 2x Daily ETF, CIFR 2x Daily ETF, ACHR 2x Daily ETF, LRCX 2x Daily ETF, UCTT 2x Daily ETF, ACLS 2x Daily ETF, AMKR 2x Daily ETF, UMC 2x Daily ETF, AMAT 2x Daily ETF, KEYS 2x Daily ETF, and CRCL 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with capital requirements, access to financing, leverage levels, refinancing risk, dilution, and sensitivity to interest rates. The issuer may depend on external financing to fund operations, growth initiatives, capital expenditures, or acquisitions, and financing may become more expensive or unavailable during periods of market stress or rising interest rates. Higher leverage or covenant constraints may reduce financial flexibility and increase vulnerability to earnings volatility. Equity issuances, convertible securities, or other capital raises may dilute existing shareholders. Any adverse financing developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Geopolitical and Trade Risk (Applicable to NVDA 2x Daily ETF, AMD 2x Daily ETF, TSM 2x Daily ETF, ASTS 2x Daily ETF, AVGO 2x Daily ETF, ASML 2x Daily ETF, SMCI 2x Daily ETF, RKLB 2x Daily ETF, INTC 2x Daily ETF, ALAB 2x Daily ETF, LITE 2x Daily ETF, WDC 2x Daily ETF, VRT 2x Daily ETF, CRDO 2x Daily ETF, ARM 2x Daily ETF, NVTS 2x Daily ETF, COHR 2x Daily ETF, LASR 2x Daily ETF, SIMO 2x Daily ETF, CAMT 2x Daily ETF, UMC 2x Daily ETF, and ACMR 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with geopolitical developments, international trade policy, export controls, tariffs, sanctions, and cross-border regulatory regimes. Geopolitical tensions, armed conflict, political instability, or diplomatic disputes may disrupt operations, reduce demand, or create sudden changes in legal and regulatory requirements. Export controls, tariffs, and sanctions may restrict sales, limit access to critical inputs or technology, alter customer behavior, or increase compliance and operational costs. Cross-border rules may also affect the issuer's ability to source components, manufacture products, or serve customers in certain jurisdictions. Any such events could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Concentration Risk (Applicable to NVDA 2x Daily ETF, MU 2x Daily ETF, SNDK 2x Daily ETF, MSTR 2x Daily ETF, AMD 2x Daily ETF, PLTR 2x Daily ETF, COIN 2x Daily ETF, TSM 2x Daily ETF, APP 2x Daily ETF, ASTS 2x Daily ETF, ASML 2x Daily ETF, RKLB 2x Daily ETF, AAPL 2x Daily ETF, BRKB 2x Daily ETF, CRWV 2x Daily ETF, MRVL 2x Daily ETF, NBIS 2x Daily ETF, VRT 2x Daily ETF, LRCX 2x Daily ETF, TER 2x Daily ETF, UCTT 2x Daily ETF, LASR 2x Daily ETF, ACLS 2x Daily ETF, SIMO 2x Daily ETF, CAMT 2x Daily ETF, CRUS 2x Daily ETF, AMKR 2x Daily ETF, UMC 2x Daily ETF, AMAT 2x Daily ETF, ACMR 2x Daily ETF, ONTO 2x Daily ETF, AXTI 2x Daily ETF, TPL 2x Daily ETF, MPWR 2x Daily ETF, MSI 2x Daily ETF, and CART 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on a limited number of customers, suppliers, products, or markets. Concentration may increase sensitivity to the loss of a significant customer, changes in customer purchasing patterns, contract renewals, pricing negotiations, or the financial condition of key counterparties. Supplier or manufacturing concentration may increase exposure to shortages, delays, quality issues, or adverse terms from a limited set of providers. Product or market concentration may increase vulnerability to demand shifts, competitive pressures, regulatory changes, or technological disruption affecting a particular segment. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Cyclicality Risk (Applicable to NVDA 2x Daily ETF, MU 2x Daily ETF, SNDK 2x Daily ETF, AMD 2x Daily ETF, TSM 2x Daily ETF, AVGO 2x Daily ETF, SMCI 2x Daily ETF, INTC 2x Daily ETF, ALAB 2x Daily ETF, LITE 2x Daily ETF, WDC 2x Daily ETF, MRVL 2x Daily ETF, CRDO 2x Daily ETF, ARM 2x Daily ETF, NVTS 2x Daily ETF, COHR 2x Daily ETF, ACLS 2x Daily ETF, CAMT 2x Daily ETF, AMAT 2x Daily ETF, and MPWR 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with industry or economic cycles, including periods of expansion and contraction in demand, pricing, or capital spending. In cyclical downturns, customers may reduce purchases, delay upgrades, lower capital expenditures, or renegotiate contract terms, which may reduce revenue and profitability. Cycles may also lead to inventory corrections, capacity adjustments, pricing volatility, and changes in competitive dynamics. Because cyclical conditions can change rapidly, the Underlying Security's valuation may be volatile. Any cyclical downturn could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Commodity and Input Cost Risk (Applicable to all Funds except ACMR 2x Daily ETF, AMKR 2x Daily ETF, APP 2x Daily ETF, CAMT 2x Daily ETF, LRN 2x Daily ETF, ONTO 2x Daily ETF, RMBS 2x Daily ETF, SIMO 2x Daily ETF, TER 2x Daily ETF, and UMC 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Semiconductor Industry Risk (Applicable to ACLS 2x Daily ETF, ACMR 2x Daily ETF, ALAB 2x Daily ETF, AMAT 2x Daily ETF, AMD 2x Daily ETF, AMKR 2x Daily ETF, ARM 2x Daily ETF, ASML 2x Daily ETF, AVGO 2x Daily ETF, AXTI 2x Daily ETF, CAMT 2x Daily ETF, COHR 2x Daily ETF, CRDO 2x Daily ETF, INTC 2x Daily ETF, LITE 2x Daily ETF, LRCX 2x Daily ETF, MPWR 2x Daily ETF, MRVL 2x Daily ETF, MU 2x Daily ETF, NVDA 2x Daily ETF, NVTS 2x Daily ETF, ONTO 2x Daily ETF, SIMO 2x Daily ETF, SMCI 2x Daily ETF, SNDK 2x Daily ETF, TER 2x Daily ETF, TSM 2x Daily ETF, UCTT 2x Daily ETF, UMC 2x Daily ETF, and WDC 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with companies in the semiconductor industry, including rapid technological change, product obsolescence, capital intensity, supply-demand imbalances, reliance on complex manufacturing processes, geopolitical trade restrictions, and cyclical industry conditions. Semiconductor markets are often characterized by long lead times, rapid product cycles, and periodic shortages or oversupply, which can create significant volatility in pricing and profitability. The industry typically requires substantial capital investment in tooling, equipment, or process development, and delays or execution issues may adversely affect competitiveness and margins. Many semiconductor-related businesses depend on specialized suppliers, foundries, or manufacturing partners, which may create additional operational and geopolitical sensitivities. Any such factors could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Supply Chain and Manufacturing Risk (Applicable to ACLS 2x Daily ETF, ACMR 2x Daily ETF, ALAB 2x Daily ETF, AMAT 2x Daily ETF, AMD 2x Daily ETF, AMKR 2x Daily ETF, ARM 2x Daily ETF, ASML 2x Daily ETF, ASTS 2x Daily ETF, AVGO 2x Daily ETF, AXTI 2x Daily ETF, BE 2x Daily ETF, CAMT 2x Daily ETF, COHR 2x Daily ETF, CRDO 2x Daily ETF, CRUS 2x Daily ETF, EOSE 2x Daily ETF, GEV 2x Daily ETF, GME 2x Daily ETF, HIMS 2x Daily ETF, INTC 2x Daily ETF, JOBY 2x Daily ETF, KEYS 2x Daily ETF, LASR 2x Daily ETF, LITE 2x Daily ETF, LRCX 2x Daily ETF, MNST 2x Daily ETF, MPWR 2x Daily ETF, MRVL 2x Daily ETF, MU 2x Daily ETF, NVDA 2x Daily ETF, NVTS 2x Daily ETF, OKLO 2x Daily ETF, ONTO 2x Daily ETF, RIVN 2x Daily ETF, SIMO 2x Daily ETF, SMCI 2x Daily ETF, SMR 2x Daily ETF, SNDK 2x Daily ETF, TER 2x Daily ETF, TSLA 2x Daily ETF, TSM 2x Daily ETF, UCTT 2x Daily ETF, UMC 2x Daily ETF, UUUU 2x Daily ETF, VRT 2x Daily ETF, MSI 2x Daily ETF and WDC 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with supply chain disruptions, supplier concentration, manufacturing constraints, component shortages, production delays, logistics interruptions, and reliance on third-party manufacturers or foundries. Supply chain or manufacturing disruptions may arise from natural disasters, labor disputes, capacity constraints, quality issues, cyber incidents, transportation bottlenecks, or geopolitical events. Reliance on a limited number of suppliers or manufacturing partners may reduce flexibility and increase exposure to adverse terms, delays, or shortages. Production or logistics interruptions may prevent the issuer from meeting demand, cause shipment delays, increase costs, or lead to lost customers and reputational harm. Any such disruptions could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Electric Vehicle and Automotive Industry Risk (Applicable to TSLA 2x Daily ETF and RIVN 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with automotive manufacturers, including production scaling challenges, battery supply constraints, commodity cost volatility, regulatory standards, technological competition, and changing consumer adoption trends. Automotive manufacturing is operationally complex, and execution issues in production ramp, quality control, recalls, or warranty costs may adversely affect financial results and brand perception. Demand may be influenced by interest rates, incentives, charging infrastructure, fuel prices, and consumer preferences, which can change rapidly. Battery and component supply constraints, as well as volatility in commodity inputs, may increase costs or limit production volumes. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Digital Asset Industry Risk (Applicable to COIN 2x Daily ETF, MARA 2x Daily ETF, MSTR 2x Daily ETF, IREN 2x Daily ETF, and CIFR 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with digital asset markets, including extreme volatility, regulatory uncertainty, technological vulnerabilities, cybersecurity risks, market manipulation concerns, and changes in investor sentiment. Digital asset prices and related business activity may experience sharp and sudden movements due to market structure, liquidity conditions, macroeconomic factors, and shifts in risk appetite. Regulatory developments may restrict certain activities, increase compliance obligations, or affect market participation and access to banking or payment rails. Technology failures, hacks, custody incidents, or operational disruptions at key market participants may impair confidence and reduce activity. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Aerospace and Space Technology Risk (Applicable to RKLB 2x Daily ETF, ASTS 2x Daily ETF, ACHR 2x Daily ETF, and JOBY 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with aerospace and space-technology companies, including development risk, launch failures, regulatory approvals, capital intensity, technological uncertainty, and reliance on government contracts. These businesses may face long development timelines, complex engineering challenges, and significant research and testing costs before commercialization. Launch or mission failures, delays, or performance issues may result in customer loss, contractual penalties, increased insurance and remediation costs, or reputational harm. Regulatory approvals and licensing may be time-consuming and may restrict operations in certain jurisdictions. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Nuclear and Advanced Energy Industry Risk (Applicable to OKLO 2x Daily ETF, SMR 2x Daily ETF, and UUUU 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with nuclear or advanced energy companies, including regulatory approvals, licensing requirements, public acceptance, construction risk, and technological feasibility. These businesses may be subject to extensive regulation, permitting, inspections, and oversight, and delays or denials of approvals may materially affect timelines and economics. Projects may require substantial upfront capital and may face cost overruns, supply constraints, contractor performance issues, and schedule delays. Public acceptance and political considerations may affect siting, permitting, and long-term operating assumptions. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Financial Technology and Brokerage Industry Risk (Applicable to HOOD 2x Daily ETF and SOFI 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with financial technology companies, including regulatory oversight, customer acquisition costs, credit risk, market sensitivity, and cybersecurity threats. These companies may be subject to complex and evolving rules relating to broker-dealer activities, lending, payments, data privacy, and consumer protection, which may increase compliance costs or restrict operations. Competition may increase customer acquisition and retention costs, while changes in market conditions may reduce trading activity, asset values, or fee-based revenue. If the issuer engages in lending or credit exposure, losses may increase during economic downturns or periods of elevated delinquencies. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Internet Platform and Digital Advertising Industry Risk (Applicable to META 2x Daily ETF, GOOGL 2x Daily ETF, and RDDT 2x Daily ETF). Through its exposure to the Underlying Security, each Fund is subject to risks associated with internet platform companies, including advertising demand volatility, regulatory scrutiny, content moderation issues, platform competition, and data-privacy requirements. Advertising and user engagement may be sensitive to macroeconomic conditions, changes in marketing budgets, shifts in consumer behavior, and competitive offerings. Regulatory scrutiny and data-privacy requirements may limit data collection or targeting capabilities, increase compliance costs, or result in fines and operational restrictions. Content moderation and platform integrity issues may lead to reputational harm, advertiser boycotts, user attrition, or increased operating costs. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Biotechnology and Pharmaceutical Industry Risk (Applicable to NVO 2x Daily ETF). Through its exposure to the Underlying Security, the Fund is subject to risks associated with pharmaceutical and biotechnology companies, including clinical trial outcomes, regulatory approvals, patent protection, pricing pressures, and product liability exposure.

PORTFOLIO HOLDINGS INFORMATION

Each Fund's complete portfolio holdings will be made available on the Funds' website at www.corgifunds.com on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of each Fund's policies and procedures regarding disclosure of portfolio holdings is provided in the Funds' Statement of Additional Information (the "SAI").

MANAGEMENT

Investment Adviser

Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to each Fund. The Adviser was founded in July 2025, and as of [ ], has $[ ] in assets under management and serves as the investment adviser for [ ] other registered funds.

The Adviser is responsible for overall portfolio management and administration of each Fund pursuant to an investment advisory agreement with Corgi ETF Trust I (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for each Fund's operations.

For its services to each Fund, each Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, from the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Trading Sub-Adviser

[ ] ("[ ]"), located at [ ], serves as trading sub-adviser to each Fund, pursuant to an Investment Sub-Advisory agreement (the "Sub-Advisory Agreement"). Subject to the oversight and authority of the Board, the Adviser is responsible for the overall management of the Fund's affairs.[ ] is responsible for trading portfolio securities for the Fund. As compensation for the sub-advisory services it provides to the Fund, the Adviser will pay [ ] a sub-advisory fee pursuant to the Investment Sub-Advisory Agreement. Any sub-advisory fees are paid by the Adviser and not by the Fund.

Advisory Agreement

A discussion of the basis for the Board's approval of the Advisory Agreement and Sub-Advisory Agreement will appear in the Fund's Semi-Annual Report to shareholders for the period ended June 30, 2026, on Form N-CSR.

Portfolio Managers

The individual primarily responsible for the day-to-day management of each Fund is [ ], Portfolio Manager, who has served in this role since 2026.

Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems shares of the Fund ("Shares") only in large blocks called "Creation Units," at a Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with a Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Most investors buy and sell shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on [ ] (the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.

Frequent Purchases and Redemptions of Shares

The Funds do not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover a Fund's costs. Each Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund's NAV is calculated as of the close of regular trading on [ ] (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures.

Fair Value Pricing

The Board has designated the Adviser as each Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in a Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - "Householding"

Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund intends to pay dividends and interest income, if any, annually, and to distribute any net realized capital gains to shareholders at least annually. Each Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in a Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If a Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when a Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Taxes on Distributions

For federal income tax purposes, distributions of the Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions a Fund reports as "qualified dividend income" are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. "Qualified dividend income" generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the distributing Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, a Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act ("FATCA") may require a Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

A Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in a Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.

DISTRIBUTION

[ ] (the "Distributor"), each Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is [ ].

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, a Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Funds do not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at www.corgifunds.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically, or regarding the ability of the Fund to achieve its investment objective of providing two times (2x) the daily performance of the Underlying Security or the performance of the Underlying Security itself.

The issuer of the Underlying Security is not affiliated with the Fund, the Trust, the Adviser, or any of their respective affiliates and has not participated in the preparation of this Prospectus. The issuer of the Underlying Security does not sponsor, endorse, or promote the Fund and makes no representation or warranty regarding the advisability of investing in the Fund.

This Prospectus relates solely to the Shares of the Fund and not to any Unaffiliated Underlying Security. All information regarding Unaffiliated Underlying Securities is derived from publicly available sources, and neither the Fund, the Trust, the Adviser, nor the Sub-Adviser has independently verified such information or participated in its preparation.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand each Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

The Funds

Adviser

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Sub-Adviser

[ ]

Distributor

[ ]

Independent Registered Public Accounting Firm

[ ]

Administrator, Fund Accountant, and Transfer Agent

[ ]

Custodian

[ ]

Investors may find more information about the Fund in the following documents:

Statement of Additional Information: The Fund's SAI includes further details about the Fund's investments and other information. A current SAI dated [], as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's first annual report after operations commence, you will find a discussion of market conditions and investment strategies that materially affected performance. Form N-CSR contains the Fund's annual and semi-annual financial statements.

You can obtain free copies of these documents when available, request other information, or make general inquiries about the Fund by contacting:

Corgi Strategies, LLC, c/o 425 Bush St, Suite 500, San Francisco, CA 94104 or by calling (855) 552-6744.

Shareholder reports and other information about the Fund are also available:

  Free of charge from the SEC's EDGAR database on the SEC's website at http://www.sec.gov; or

  Free of charge from the Fund's Internet website at www.corgifunds.com; or

  For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-24117)

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

SUBJECT TO COMPLETION

March 4, 2026

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Fund

NVDA 2x Daily ETF

TSLA 2x Daily ETF

MU 2x Daily ETF

SNDK 2x Daily ETF

GOOGL 2x Daily ETF

MSTR 2x Daily ETF

AMD 2x Daily ETF

MSFT 2x Daily ETF

META 2x Daily ETF

PLTR 2x Daily ETF

COIN 2x Daily ETF

AMZN 2x Daily ETF

TSM 2x Daily ETF

APP 2x Daily ETF

ASTS 2x Daily ETF

AVGO 2x Daily ETF

ORCL 2x Daily ETF

ASML 2x Daily ETF

SMCI 2x Daily ETF

IONQ 2x Daily ETF

RKLB 2x Daily ETF

AAPL 2x Daily ETF

UNH 2x Daily ETF

OKLO 2x Daily ETF

NFLX 2x Daily ETF

BRKB 2x Daily ETF

CRWV 2x Daily ETF

INTC 2x Daily ETF

BABA 2x Daily ETF

HOOD 2x Daily ETF

GEV 2x Daily ETF

BMNR 2x Daily ETF

JOBY 2x Daily ETF

ALAB 2x Daily ETF

LITE 2x Daily ETF

TEM 2x Daily ETF

UPST 2x Daily ETF

WDC 2x Daily ETF

UUUU 2x Daily ETF

SMR 2x Daily ETF

QBTS 2x Daily ETF

SOFI 2x Daily ETF

HIMS 2x Daily ETF

RGTI 2x Daily ETF

NVO 2x Daily ETF

RDDT 2x Daily ETF

MRVL 2x Daily ETF

CRWD 2x Daily ETF

MARA 2x Daily ETF

IREN 2x Daily ETF

NBIS 2x Daily ETF

VRT 2x Daily ETF

NOW 2x Daily ETF

RIVN 2x Daily ETF

CRDO 2x Daily ETF

GLXY 2x Daily ETF

ARM 2x Daily ETF

GME 2x Daily ETF

EOSE 2x Daily ETF

CIFR 2x Daily ETF

ACHR 2x Daily ETF

BE 2x Daily ETF

NVTS 2x Daily ETF

LRCX 2x Daily ETF

ONDS 2x Daily ETF

LRN 2x Daily ETF

TER 2x Daily ETF

COHR 2x Daily ETF

UCTT 2x Daily ETF

LASR 2x Daily ETF

ACLS 2x Daily ETF

SIMO 2x Daily ETF

CAMT 2x Daily ETF

MNST 2x Daily ETF

CRUS 2x Daily ETF

AMKR 2x Daily ETF

UMC 2x Daily ETF

AMAT 2x Daily ETF

ACMR 2x Daily ETF

ONTO 2x Daily ETF

KEYS 2x Daily ETF

RMBS 2x Daily ETF

AXTI 2x Daily ETF

TPL 2x Daily ETF

MPWR 2x Daily ETF

CRCL 2x Daily ETF

MSI 2x Daily ETF

CART 2x Daily ETF

(each, a "Fund" and collectively "the Funds") each listed on [ ]

STATEMENT OF ADDITIONAL INFORMATION

May [ ], 2026

This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectuses for the Funds, each a series of Corgi ETF Trust I (the "Trust"), dated May [ ], 2026, as they may be supplemented from time to time (each, a "Prospectus"). Unless noted otherwise, capitalized terms used in this SAI have the same meanings as in the applicable Prospectus. A copy of a Prospectus may be obtained without charge by email to contact@corgifunds.com, visiting www.corgifunds.com, or writing to the Trust, c/o 425 Bush St, Suite 500, San Francisco, CA 94104.

The Funds' audited financial statements for the most recent fiscal year, when available, will be incorporated into this SAI by reference to the Funds' most recent annual report on Form N-CSR. You can obtain a copy of the Certified Shareholder Report free of charge by contacting the Fund at the mailing address or email listed above.

TABLE OF CONTENTS

General Information about the Trust
Additional Information about Investment Objectives, Policies, and Related Risks
Description of Permitted Investments
Investment Restrictions
Exchange Listing and Trading
Management of the Trust
Principal Shareholders, Control Persons and Management Ownership
Codes of Ethics
Proxy Voting Policies
Investment Adviser
Portfolio Managers
The Distributor
Administrator
Transfer Agent and ETF Order Management
Custodian
Independent Registered Public Accounting Firm
Portfolio Holdings Disclosure Policies and Procedures
Description of Shares
Limitation of Trustees' Liability
Brokerage Transactions
Portfolio Turnover Rate
Book Entry Only System
Purchase and Redemption of Shares in Creation Units
Determination of NAV
Dividends and Distributions
Federal Income Taxes
Financial Statements

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company with multiple series, including the Funds. This SAI relates to the Funds. The Trust is a Delaware statutory trust formed on July 15, 2025. The Trust is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (together with the rules and regulations thereunder, the "1940 Act"), as an open-end management investment company, and the offering of shares of beneficial interest ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust is governed by its Board of Trustees (the "Board"). The funds seek daily investment results, before fees and expenses, that correspond to 2x the daily performance of its Underlying Security. The Funds are leveraged ETFs that seek 2x the daily performance of its respective Underlying Security. Corgi Strategies, LLC (the "Adviser") will serve as investment adviser to the Funds.

The Funds seek daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of their Underlying Security. Each Fund resets its exposure each trading day to target approximately two times its Underlying Security's daily move and should not be expected to provide 2x the return of its Underlying Security for periods longer than a single day. Because of daily compounding, Underlying Security volatility, financing costs, and expenses, each Fund's results over periods longer than a day will usually differ in amount, and may differ in direction, from its Underlying Security's multi-day return. Each Fund expects to obtain leveraged exposure primarily through derivatives (for example, total return swaps and futures) and to rebalance exposure daily. It is possible to lose the full value of an investment in a Fund in a single day.

Each Fund offers and issues Shares at their net asset value ("NAV") only in aggregations of a specified number of Shares (each, a "Creation Unit"). A Fund generally issues and redeems Creation Units in exchange for a basket of securities ("Deposit Securities") together with a specified cash payment (the "Cash Component"). The Trust may permit or require the substitution of a cash amount ("Deposit Cash") in lieu of some or all Deposit Securities. Shares are expected to be listed on the Exchange and trade on the Exchange at market prices, which may differ from NAV. Shares are redeemable only in Creation Unit aggregations and, in general, in exchange for portfolio securities and a specified cash payment, or instead, entirely for cash. As a practical matter, mostly only institutions or large investors, known as "Authorized Participants" or "APs," purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Because each Fund expects to achieve its objective primarily through derivatives, the Trust generally anticipates effecting creations and redemptions for each Fund in cash rather than in-kind. The Trust may impose transaction fees on cash creations and redemptions designed to cover the Fund's estimated costs, which may include costs of entering into, maintaining, or unwinding derivatives positions and related financing and hedging costs.

Shares may be issued in advance of receipt of some or all Deposit Securities, subject to conditions set forth in the participant agreement among the AP, the distributor, and the transfer agent (the "Participant Agreement"), including a requirement to maintain with the Trust cash at least equal to a specified percentage of the value of any missing Deposit Securities. The Trust may impose a transaction fee on each creation or redemption. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. As with other publicly traded securities, brokers' commissions on secondary-market transactions are negotiated with your broker at customary rates.

Use of derivatives by each Fund is subject to Rule 18f-4 under the 1940 Act. The Trust has adopted a derivatives risk management program, appointed a Derivatives Risk Manager approved by the Board, and manages the Funds' derivatives exposure using value-at-risk (VaR) testing. Under Rule 18f-4, a Fund's VaR must not exceed 200% of the VaR of a designated reference portfolio (generally the Underlying Security) under the relative VaR test or, if a reference portfolio is not appropriate, 20% of the Fund's net assets under the absolute VaR test. Each Fund intends to use its Underlying Security as its designated reference portfolio for the relative VaR test under Rule 18f-4 and monitor compliance accordingly. The Derivatives Risk Manager provides regular reports to the Board regarding the program's implementation and each Fund's compliance.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

The Funds' investment objectives and principal investment strategies are described in the Prospectuses under "Investment Objective" and "Principal Investment Strategies," respectively. The information below supplements, and should be read together with, the Prospectuses. For a description of certain permitted investments, see "Description of Permitted Investments" in this SAI.

With respect to the Funds' investments, unless otherwise noted, if a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease due to market movements or redemptions will not, by itself, result in a violation of that limitation.

Non-Diversification

Each Fund is classified as non-diversified under the 1940 Act. As a result, a Fund is not limited by the 1940 Act with respect to the percentage of its assets that may be invested in the securities of a single issuer. A Fund therefore may invest a larger portion of its assets in the securities of a single issuer or a smaller number of issuers than a diversified fund. Those issuers may represent a greater portion of the Fund's portfolio, which can adversely affect performance or subject Shares to greater price volatility than more diversified investment companies. While each Fund is "non-diversified" under the 1940 Act, to qualify as a RIC the Fund must satisfy Subchapter M diversification tests. Accordingly, with respect to at least 50% of total assets, the Fund will not hold more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of total assets in any one issuer.

Although each Fund is non-diversified for purposes of the 1940 Act, each intends to maintain the diversification required under the Code and otherwise operate so as to qualify as a regulated investment company ("RIC") for federal income tax purposes, thereby generally avoiding fund-level federal income tax on income and gains distributed to shareholders. Compliance with the Code's diversification and other requirements may limit investment flexibility and could make it less likely that a Fund will meet its investment objective. See "Federal Income Taxes" in this SAI for further discussion.

Special Considerations for the Funds

  Daily Objective and Compounding. Each Fund seeks 2x the daily performance of its Underlying Security and resets exposure each trading day. Over periods longer than a day, a Fund's results reflect the compounding of daily returns and the path of daily Underlying Securitymoves and will usually differ from 2x the Underlying Security's return for the same period.

  Volatility Effect. Generally, higher day-to-day volatility in an Underlying Security increases the divergence between a Fund's multi-day results and 2x the Underlying Security's multi-day return. In trending, lower-volatility markets, multi-day results may be closer to or greater than 2x; in choppy or range-bound markets, they are often less than 2x.

  Correlation and Rebalancing. A Fund may not achieve perfect correlation to 2x the daily performance of its Underlying Security for reasons that include derivative pricing and liquidity, intraday Underlying Security movements (including near the close), timing and size of rebalancing, market closures or trading halts, financing costs, and Fund expenses.

  Financing and Cash Management. A Fund's use of swaps, futures, and other instruments involves financing or implied financing charges that reduce returns. A Fund may hold cash and cash equivalents (for example, U.S. Treasury bills, money market instruments, or repurchase agreements) for margin and collateral, which can affect exposure and results.

  Counterparty and Clearinghouse Exposure. A Fund is exposed to the credit of derivatives counterparties, futures commission merchants, and clearinghouses. Defaults or operational disruptions could cause losses, delays in recovery of collateral or margin, or both.

  Use of Instrument-Linked Swaps. To the extent a Fund obtains exposure through swaps referencing instruments that track or are designed to replicate the performance of the Underlying Security, differences between those instruments and the Underlying Security may introduce additional correlation risk.

  Not a Buy-and-Hold Substitute. Each Fund is intended for knowledgeable investors who intend to monitor positions frequently. It is possible to lose the entire investment in a single day.

General Risks

The value of a Fund's portfolio securities may fluctuate with changes in an issuer's or counterparty's financial condition, with issuer-specific or industry-specific developments, and with broader economic or political conditions. An investor in a Fund could lose money over short or long periods.

There is no assurance that a liquid market will exist for all securities held by a Fund. Market liquidity may depend on whether dealers are willing to make markets in particular securities. There can be no assurance that a market will be made or maintained, or that any such market will remain liquid. The price at which securities may be sold, and the value of Shares, can be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Financial markets, domestic and foreign, have at times experienced unusually high volatility. Continuing events and market turbulence may adversely affect Fund performance.

Cyber Security Risk. Investment companies and their service providers face operational and information-security risks from cyber incidents. Cyber events include, among other things, data theft or corruption, denial-of-service attacks, unauthorized release of confidential information, and other breaches. Cyber incidents affecting a Fund or the Adviser, custodian, transfer agent, intermediaries, or other third-party service providers may, among other effects, disrupt the processing of shareholder transactions, impair a Fund's ability to calculate its NAV, cause the release of private shareholder or issuer information, impede trading, result in regulatory fines or financial losses, and damage reputation. A Fund may also incur additional costs for cybersecurity risk management. Similar risks affect issuers in which a Fund invests and could have material adverse consequences for such issuers, potentially reducing the value of the Fund's investments.

DESCRIPTION OF PERMITTED INVESTMENTS

The following describes the investments and techniques each Fund may use, and the related risks. A Fund will employ any investment or practice below only if it is consistent with the Fund's investment objective and permitted by the Fund's stated policies. Some items discussed in this SAI are not principal strategies, as disclosed in the Prospectus; while a Fund is permitted to use them, it is not required to do so.

Borrowing

Although the Funds do not expect to borrow, each may do so to the extent allowed by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. Any borrowing is expected to be for short-term or emergency purposes, not for investment, and would be repaid promptly. Borrowing magnifies the effect on NAV of changes in the market value of the Fund's holdings. Amounts borrowed bear interest (which may or may not be offset by earnings on purchased securities), and maintaining a credit facility may involve minimum balances, commitment fees, or other costs that increase the effective cost of borrowing.

For each Fund, leverage is expected to come primarily from derivatives (for example, total return swaps and futures) rather than from cash borrowings. If a Fund borrows, the Fund will maintain asset coverage of at least 300% of all borrowings as required by Section 18 of the 1940 Act. Short-term borrowings, if any, may include custodial overdrafts or borrowings under a credit facility for settlement, liquidity, or other administrative purposes, and will be repaid promptly.

Equity Securities

Equity securities (for example, common stock) are subject to stock-market risk and may fluctuate significantly as market conditions, investor sentiment, or an issuer's financial position change. Declines in the value of equity holdings may cause a Fund's Shares to fall in value.

An investment in a Fund entails the risks inherent in equity ownership, including the risk that issuer fundamentals deteriorate or that broad market conditions weaken, either of which can reduce the value of portfolio securities and, in turn, the value of Shares. Equity prices can be volatile as investor expectations shift with respect to government, economic, monetary, and fiscal policies; inflation and interest rates; business cycles; and global or regional political, economic, or banking stresses. With respect to each Fund, equity exposure is typically obtained indirectly through derivatives that reference the applicable Underlying Security rather than through direct holdings.

Types of Equity Securities:

Common Stocks - Common stock represents an ownership interest in an issuer, typically with voting rights and the potential to receive dividends. Unlike preferred stock, dividends on common stock are not fixed and are declared at the discretion of the issuer's board of directors.

Holders of common stock generally take on more risk than holders of preferred stock or debt because common shareholders stand behind creditors and preferred shareholders in the issuer's capital structure. Common stock has neither a stated principal amount nor a maturity date and remains subject to market fluctuations as long as it is outstanding.

Preferred Stocks - Preferred stock represents an ownership interest that typically has priority over common stock for dividends and liquidation proceeds, but is junior to the issuer's liabilities. Preferred stock generally has no voting rights. Varieties include adjustable-rate, fixed-dividend, perpetual, and sinking-fund preferred stock.

In general, market values of fixed-rate, non-convertible preferred stock move inversely with interest rates and with changes in perceived credit quality.

Derivatives Used by the Funds

Each Fund seeks daily investment results, before fees and expenses, that correspond to 2x the daily performance of its Underlying Security. To pursue these objectives, each Fund expects to obtain leveraged exposure primarily through the derivatives set out below and to rebalance its exposure on each Business Day. Daily rebalancing and compounding can cause a Fund's return for periods longer than one day to differ, and potentially differ significantly, from 2x the return of its Underlying Security for the same period. Market volatility, holding period, and the path of returns will affect the degree of such divergence.

  Swap Agreements. A Fund may enter into total return swaps and other swap contracts that reference its Underlying Security or an exchange-traded fund designed to track the Underlying Security (or a similar index or asset). Swaps typically require a Fund to exchange periodic payments based on the performance of the Underlying Security for financing and/or fee payments. Swaps may be traded bilaterally (subject to counterparty credit risk and collateral arrangements) or, in some cases, cleared through a central clearinghouse (introducing clearinghouse and futures commission merchant risk). Total return swaps are expected to be a primary tool for obtaining leveraged exposure. Under normal market conditions, a Fund expects the aggregate notional amount of its swap positions, together with other derivatives, to be approximately 200% of the Fund's net assets, before taking into account any cash or cash equivalents held for margin and collateral. Swaps are typically documented under an ISDA Master Agreement with a credit support annex that requires posting and collection of variation margin (and, where applicable, initial margin). Swap exposures may be reset or rebalanced daily to help a Fund maintain its target exposure.

  Futures Contracts. A Fund may use exchange-traded futures on equity indexes or exchange-traded funds that are correlated with its Underlying Security or with the markets in which the Underlying Security trades to manage liquidity, equitize cash, facilitate daily rebalancing, or otherwise assist in implementing its investment strategy. Futures are not expected to be a primary means of obtaining leveraged exposure to the Underlying Security. Futures require initial and variation margin and are marked to market daily. Positions are subject to exchange and clearinghouse margin requirements and may also be subject to exchange or regulatory position limits. A Fund may increase or reduce futures exposure intraday or at the close in connection with its daily rebalance.

  Options. A Fund may use options on futures, indexes, or exchange-traded funds for exposure or to manage risk. Option values can be highly sensitive to changes in the price and volatility of the Underlying Security and to time decay. A Fund expects to use options opportunistically for exposure or risk management and does not expect options to be a primary source of the Fund's leverage.

  Money Market Instruments and Short-Term Investments. A Fund may hold cash, U.S. government securities, repurchase agreements, and interests in money market funds to meet margin and collateral needs, to manage liquidity, or pending investment. To the extent a Fund invests in a money market fund, shareholders bear their proportionate share of the money market fund's fees in addition to the Fund's expenses. Cash and cash equivalents may serve as collateral for the Fund's derivatives and to meet margin calls. Holding cash or cash equivalents may reduce the Fund's ability to maintain its target level of leveraged exposure and may contribute to tracking differences.

  Securities Lending. See Securities Lending below for a fuller discussion. If a Fund engages in lending, it will do so pursuant to Board-approved guidelines; lending involves counterparty, collateral investment, and operational risks.

  Daily Rebalancing and Compounding. To seek 2x of its Underlying Security's daily return, a Fund will generally rebalance its derivatives exposure each Business Day. Because of compounding, the Fund's return over periods longer than one day is likely to differ from 2x the return of its Underlying Security for the same period. The degree of divergence can be positive or negative and depends on factors including volatility, fees and expenses, and the timing and magnitude of Underlying Security moves.

  Derivatives Risk Management and Rule 18f-4. A Fund expects to rely on Rule 18f-4 under the 1940 Act for its derivatives and certain financing transactions. Among other things, a Fund will operate a derivatives risk management program administered by a designated derivatives risk manager, and a Fund will be subject to a value-at-risk (VaR) limit. Generally, a Fund will satisfy the limit if the VaR of its portfolio (including derivatives) does not exceed 200% of the VaR of a designated reference portfolio (the Relative VaR test) or, if that test is not appropriate, 20% of the Fund's net assets (the Absolute VaR test).

  Commodity Interests and CFTC Matters. To the extent a Fund invests in commodity interests (for example, futures, options on futures, or swaps), the Adviser intends to claim an exclusion from the definition of "commodity pool operator" with respect to the Fund, such that the Adviser would not be required to register with the CFTC as a commodity pool operator for the Fund.

Rights and Warrants - Rights give existing shareholders the privilege to subscribe to a new issue of common stock, usually for a short period (often two to four weeks) at a discount to the public offering price; rights are typically transferable. Warrants are long-dated options, often issued with debt or preferred stock, that allow the holder to purchase common shares at a specified price; warrants are usually transferable and may trade on exchanges.

Rights and warrants may involve greater risk than direct investment in the underlying securities. They typically do not convey voting rights, dividends, or ownership in the issuer's assets; their values may not track the underlying securities; and they can expire worthless if not exercised by their expiration dates. Using rights or warrants can increase potential gains and losses compared to investing the same amount directly in the Underlying Security.

When-Issued Securities - A when-issued security has defined terms and an active market but has not yet been issued. In such transactions a Fund relies on the counterparty to deliver. If delivery does not occur, a Fund may miss an opportunity to acquire the security at an attractive price or yield.

Purchasing when-issued securities exposes a Fund to ownership-like risks prior to settlement, including price and yield changes. By settlement, the market value may be higher or lower than the agreed purchase price, and prevailing yields may differ from those available when the trade was executed. Because payment is deferred until delivery, these risks are in addition to the risks of the Fund's other investments.

SEC Rule 18f-4 under the 1940 Act (the "Derivatives Rule") permits investments on a when-issued, forward-settling, or non-standard settlement basis notwithstanding Section 18's senior-security restrictions, provided a Fund intends to physically settle and settlement will occur within 35 days of the trade date (the "Delayed-Settlement Securities" provision). Transactions that do not meet that provision are treated as derivatives under Rule 18f-4.

Short Sales

A Fund may engage in short sales of securities it does not own (and, in some cases, short sales against-the-box, i.e., short sales of stocks it does own). In a short sale, a Fund borrows the security, sells it, and later seeks to purchase the same security to return to the lender. Short sales involve the risk that the borrowed security increases in price before the position is closed, which would result in a loss. A Fund can also be required to close a short position earlier than desired (for example, if the lender recalls the security or borrowing costs rise), which may cause a loss. Because the price of the borrowed security may increase indefinitely, such losses are theoretically uncapped.

Short sales require a Fund to pledge liquid assets and to post margin with the broker. While the short position is open, a Fund generally will pay borrowing fees and any amounts equal to dividends or interest that accrue on the borrowed security. These amounts reduce the return on the position and can create a negative cost of carry. Any payments in lieu of dividends on short positions generally are not qualified dividend income.

For purposes of Rule 18f-4 under the 1940 Act, short sales are treated as derivatives transactions and are subject to the Fund's derivatives risk management program and value-at-risk limits. Short sales also involve counterparty, liquidity, and operational risks, including the risk of buy-in if the broker cannot continue to borrow the security.

ACM Research, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with ACM Research, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting ACM Research, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Advanced Micro Devices, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Advanced Micro Devices, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Advanced Micro Devices, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Advanced Micro Devices, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Aerospace and Space Technology Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with aerospace and space-technology companies, including development risk, launch failures, regulatory approvals, capital intensity, technological uncertainty, and reliance on government contracts. These businesses may face long development timelines, complex engineering challenges, and significant research and testing costs before commercialization. Launch or mission failures, delays, or performance issues may result in customer loss, contractual penalties, increased insurance and remediation costs, or reputational harm. Regulatory approvals and licensing may be time-consuming and may restrict operations in certain jurisdictions. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Alibaba Group Holding Limited Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Alibaba Group Holding Limited. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Alibaba Group Holding Limited faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Alibaba Group Holding Limited could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Alphabet Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Alphabet Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Alphabet Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Alphabet Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Amazon.com, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Amazon.com, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Amazon.com, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Amazon.com, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

American Depositary Receipt Risk. The Underlying Security of each Fund is traded in the form of an American depositary receipt or other similar depositary security that represents equity securities of a foreign issuer. Depositary securities are subject to many of the risks of investing in foreign securities, including risks related to political, economic, regulatory, and market conditions abroad, differences in accounting, auditing, and reporting standards, and currency exchange-rate fluctuations. The terms of a depositary arrangement may provide holders with different rights than those of holders of the underlying foreign shares, and the depositary may charge fees or take actions (including suspending or terminating the depositary arrangement) that could adversely affect the price or liquidity of the Underlying Security. Depositary securities may trade at a premium or discount to the underlying foreign shares and may be less liquid than the underlying foreign shares. Because each Fund seeks daily leveraged exposure to a single Underlying Security, the effects of these risks on a Fund's returns may be magnified.

Amkor Technology, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Amkor Technology, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Amkor Technology, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Apple Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Apple Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Apple Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Apple Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Applied Materials, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Applied Materials, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Applied Materials, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

AppLovin Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with AppLovin Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. AppLovin Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting AppLovin Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Archer Aviation Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Archer Aviation Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Archer Aviation Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Archer Aviation Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Arm Holdings plc Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Arm Holdings plc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Arm Holdings plc faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Arm Holdings plc could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

ASML Holding N.V. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with ASML Holding N.V. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. ASML Holding N.V. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting ASML Holding N.V. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

AST SpaceMobile, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with AST SpaceMobile, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. AST SpaceMobile, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting AST SpaceMobile, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Astera Labs, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Astera Labs, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Astera Labs, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Astera Labs, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Axcelis Technologies, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Axcelis Technologies, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Axcelis Technologies, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

AXT, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with AXT, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting AXT, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Berkshire Hathaway Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Berkshire Hathaway Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Berkshire Hathaway Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Berkshire Hathaway Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Biotechnology and Pharmaceutical Industry Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with pharmaceutical and biotechnology companies, including clinical trial outcomes, regulatory approvals, patent protection, pricing pressures, and product liability exposure.

BitMine Immersion Technologies, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with BitMine Immersion Technologies, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. BitMine Immersion Technologies, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting BitMine Immersion Technologies, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Bloom Energy Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Bloom Energy Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Bloom Energy Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Bloom Energy Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.
Broadcom Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Broadcom Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Broadcom Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Broadcom Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Brokerage Commissions and Bid-Ask Spread Risk. Investors who buy or sell shares of a Fund pay brokerage commissions and other trading costs and bear the bid-ask spread between the price at which shares are purchased and sold. These costs may widen or increase when markets are volatile, when the shares trade in lower volumes, when market makers reduce activity, or when there is limited liquidity in the instruments used to support a Fund's exposure. Higher transaction costs may materially reduce investment results for shareholders, particularly for investors who trade frequently, invest small amounts, or trade at times of heightened volatility or reduced liquidity.

Camtek Ltd. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Camtek Ltd. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Camtek Ltd. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Capital and Financing Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with capital requirements, access to financing, leverage levels, refinancing risk, dilution, and sensitivity to interest rates. The issuer may depend on external financing to fund operations, growth initiatives, capital expenditures, or acquisitions, and financing may become more expensive or unavailable during periods of market stress or rising interest rates. Higher leverage or covenant constraints may reduce financial flexibility and increase vulnerability to earnings volatility. Equity issuances, convertible securities, or other capital raises may dilute existing shareholders. Any adverse financing developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Cash Transactions and Tax Efficiency Risk. If a Fund uses cash creations or redemptions, it may need to buy or sell portfolio securities and derivatives (or adjust financing and derivatives exposures), which can increase transaction costs and market-impact costs. Cash activity may cause a Fund to realize taxable gains (including short-term gains) when positions are sold or unwound, which may reduce tax efficiency relative to ETFs that rely more heavily on in-kind creation and redemption activity. In addition, cash transactions may require a Fund to transact at times that are less favorable (including during periods of volatility or reduced liquidity), and those effects may reduce returns to shareholders.

Cipher Mining Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Cipher Mining Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Cipher Mining Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Cipher Mining Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Circle Internet Group, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Circle Internet Group, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Circle Internet Group, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Cirrus Logic, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Cirrus Logic, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Cirrus Logic, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Coherent Corp. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Coherent Corp. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Coherent Corp. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Coinbase Global, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Coinbase Global, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Coinbase Global, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Coinbase Global, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Commodity and Input Cost Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with volatility in raw-material, energy, or component costs. Input costs may fluctuate due to supply disruptions, geopolitical events, transportation constraints, labor shortages, changes in supplier pricing, or broader inflationary pressures. If the issuer cannot pass higher costs on to customers through pricing or contract adjustments, margins may compress and profitability may decline. Sudden cost increases may also require operational changes, alternative sourcing, or redesigns that create additional expense or delay. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Competitive Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with intense competition, pricing pressure, technological displacement, market-share loss, and new market entrants. Competitors may offer products or services that are more attractive, lower cost, or faster to market, which can reduce demand, compress margins, and increase customer acquisition and retention costs. Competitive pressures may force increased spending on research and development, marketing, or pricing concessions, potentially reducing profitability and cash flow. Any sustained deterioration in competitive position could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Compounding and Daily Rebalancing Risk. Each Fund has a single day investment objective, and each Fund's performance for any other period is the result of its return for each day compounded over the period. Each Fund resets its exposure each trading day to target approximately 2x the daily move of its Underlying Security. As a result, the performance of a Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from two times (2x) the return of the Fund's Underlying Security for the same period, before accounting for fees and expenses. In general, when Underlying Security volatility is higher, the impact of compounding and daily rebalancing will be more pronounced and a Fund's multi-day results will tend to be less than 2x the Underlying Security's return for the same period; when volatility is lower, multi-day results may be closer to or greater than 2x. If an Underlying Security is flat over time, the applicable Fund will likely lose value due to the effects of daily resetting, compounding, financing costs, and expenses. An investor could lose the full principal value of an investment in a Fund within a single day. Deviations can occur over periods as short as one day when measured intraday rather than NAV to NAV.

Concentration Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on a limited number of customers, suppliers, products, or markets. Concentration may increase sensitivity to the loss of a significant customer, changes in customer purchasing patterns, contract renewals, pricing negotiations, or the financial condition of key counterparties. Supplier or manufacturing concentration may increase exposure to shortages, delays, quality issues, or adverse terms from a limited set of providers. Product or market concentration may increase vulnerability to demand shifts, competitive pressures, regulatory changes, or technological disruption affecting a particular segment. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

CoreWeave, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with CoreWeave, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. CoreWeave, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting CoreWeave, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Correlation Risk. Each Fund seeks approximately 2x the daily performance of its Underlying Security, before fees and expenses, but may not achieve its 2x Daily Objective. Fees and expenses; transaction and financing costs; the use, pricing, and liquidity of derivatives; market volatility or disruptions (including trading halts); corporate actions or changes affecting an Underlying Security; and limits on, or timing differences in, rebalancing may cause a Fund's performance to deviate from 2x the Underlying Security's daily return.

Counterparty Risk. Each Fund expects to obtain exposure to its Underlying Security primarily through derivatives, including swaps and futures. Each Fund is exposed to the risk that a derivatives counterparty or a clearinghouse or futures commission merchant will be unwilling or unable to honor its obligations. A Fund could lose margin or collateral it has posted, experience delays in recovery, or recover less than the full amount owed. Concentration of clearing services among a small number of firms and clearinghouses may increase this risk. Contractual provisions or resolution regimes could delay, limit, or eliminate a Fund's ability to exercise remedies.

Credo Technology Group Holding Ltd. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Credo Technology Group Holding Ltd. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Credo Technology Group Holding Ltd faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Credo Technology Group Holding Ltd could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

CrowdStrike Holdings, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with CrowdStrike Holdings, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. CrowdStrike Holdings, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting CrowdStrike Holdings, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Cyclicality Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with industry or economic cycles, including periods of expansion and contraction in demand, pricing, or capital spending. In cyclical downturns, customers may reduce purchases, delay upgrades, lower capital expenditures, or renegotiate contract terms, which may reduce revenue and profitability. Cycles may also lead to inventory corrections, capacity adjustments, pricing volatility, and changes in competitive dynamics. Because cyclical conditions can change rapidly, the Underlying Security's valuation may be volatile. Any cyclical downturn could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

D-Wave Quantum Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with D-Wave Quantum Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. D-Wave Quantum Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting D-Wave Quantum Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Demand Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with fluctuations in customer demand, purchasing behavior, enterprise spending, consumer preferences, and end-market conditions. Demand may be affected by macroeconomic conditions, interest rates, budget constraints, competitive offerings, product cycles, and shifts in customer priorities. Reduced demand can lead to lower revenue, weaker operating leverage, excess inventory or underutilized capacity, and changes in pricing power. Any material deterioration in demand could adversely affect the value of the Underlying Security and, as a result, each Fund.

Derivatives Risk. Each Fund may use derivatives such as total return swaps, futures contracts, options, and similar instruments to pursue its 2x daily objective. Derivatives can be volatile and may involve risks different from, and sometimes greater than, investing directly in the Underlying Security. Such risks include leverage, imperfect correlation with the Underlying Security, pricing and liquidity constraints, valuation complexity, and the potential that the cost to maintain a position exceeds its return. Limited initial margin may magnify losses relative to the amount of margin posted and may require a Fund to post additional margin or collateral.

Digital Asset Industry Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with digital asset markets, including extreme volatility, regulatory uncertainty, technological vulnerabilities, cybersecurity risks, market manipulation concerns, and changes in investor sentiment. Digital asset prices and related business activity may experience sharp and sudden movements due to market structure, liquidity conditions, macroeconomic factors, and shifts in risk appetite. Regulatory developments may restrict certain activities, increase compliance obligations, or affect market participation and access to banking or payment rails. Technology failures, hacks, custody incidents, or operational disruptions at key market participants may impair confidence and reduce activity. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Electric Vehicle and Automotive Industry Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with automotive manufacturers, including production scaling challenges, battery supply constraints, commodity cost volatility, regulatory standards, technological competition, and changing consumer adoption trends. Automotive manufacturing is operationally complex, and execution issues in production ramp, quality control, recalls, or warranty costs may adversely affect financial results and brand perception. Demand may be influenced by interest rates, incentives, charging infrastructure, fuel prices, and consumer preferences, which can change rapidly. Battery and component supply constraints, as well as volatility in commodity inputs, may increase costs or limit production volumes. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Energy Fuels Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Energy Fuels Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Energy Fuels Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Energy Fuels Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Eos Energy Enterprises, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Eos Energy Enterprises, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Eos Energy Enterprises, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Eos Energy Enterprises, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Equity Market Risk. Through their exposure to the Underlying Security, the Funds are exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors, and volatility may be heightened during periods of market stress. Because each Fund provides leveraged exposure, declines in equity markets or in the Underlying Security may result in proportionally larger declines in that Fund's NAV and market price, and the Funds may experience significant short-term fluctuations.

ETF Risks. Each Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

  Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

  Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

  Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

  Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Execution and Scaling Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with execution of business strategy, scaling production, launching new products, integrating acquisitions, or expanding into new markets. Strategic initiatives may require substantial capital, operational changes, and coordination across personnel, suppliers, or partners, and may not be completed on time or within budget. Scaling challenges may result in quality issues, service disruptions, production delays, cost overruns, or failure to meet customer expectations. Integration of acquisitions or expansion into new markets may introduce additional operational, regulatory, cultural, or financial risks. Any such execution failures could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Financial Technology and Brokerage Industry Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with financial technology companies, including regulatory oversight, customer acquisition costs, credit risk, market sensitivity, and cybersecurity threats. These companies may be subject to complex and evolving rules relating to broker-dealer activities, lending, payments, data privacy, and consumer protection, which may increase compliance costs or restrict operations. Competition may increase customer acquisition and retention costs, while changes in market conditions may reduce trading activity, asset values, or fee-based revenue. If the issuer engages in lending or credit exposure, losses may increase during economic downturns or periods of elevated delinquencies. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Financing, Margin, and Interest Rate Risk. Each Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require a Fund to hold significant amounts of cash and short-term instruments. Increases in margin requirements or collateral demands from counterparties or clearinghouses may require a Fund to sell assets at unfavorable times or reduce leveraged exposure, which could adversely affect performance. Rising interest rates may increase a Fund's financing costs, reduce the return on cash and short-term instruments, and adversely affect equity market valuations.

Galaxy Digital Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Galaxy Digital. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Galaxy Digital faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Galaxy Digital could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

GameStop Corp. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with GameStop Corp. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. GameStop Corp. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting GameStop Corp. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

GE Vernova Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with GE Vernova Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. GE Vernova Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting GE Vernova Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Geopolitical and Trade Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with geopolitical developments, international trade policy, export controls, tariffs, sanctions, and cross-border regulatory regimes. Geopolitical tensions, armed conflict, political instability, or diplomatic disputes may disrupt operations, reduce demand, or create sudden changes in legal and regulatory requirements. Export controls, tariffs, and sanctions may restrict sales, limit access to critical inputs or technology, alter customer behavior, or increase compliance and operational costs. Cross-border rules may also affect the issuer's ability to source components, manufacture products, or serve customers in certain jurisdictions. Any such events could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Hims & Hers Health, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Hims & Hers Health, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Hims & Hers Health, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Indirect Investment Risk. The issuer of each Underlying Security is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider any Fund in taking any corporate actions that might affect the value of Shares. Investors in Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to shares of an Underlying Security. The Funds have no control over the Underlying Securities and rely solely on publicly available information about the Underlying Securities.

Internet Platform and Digital Advertising Industry Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with internet platform companies, including advertising demand volatility, regulatory scrutiny, content moderation issues, platform competition, and data-privacy requirements. Advertising and user engagement may be sensitive to macroeconomic conditions, changes in marketing budgets, shifts in consumer behavior, and competitive offerings. Regulatory scrutiny and data-privacy requirements may limit data collection or targeting capabilities, increase compliance costs, or result in fines and operational restrictions. Content moderation and platform integrity issues may lead to reputational harm, advertiser boycotts, user attrition, or increased operating costs. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

IonQ, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with IonQ, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. IonQ, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting IonQ, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Iris Energy Limited Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Iris Energy Limited. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Iris Energy Limited faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Iris Energy Limited could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Joby Aviation, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Joby Aviation, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Joby Aviation, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Joby Aviation, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Keysight Technologies, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Keysight Technologies, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Keysight Technologies, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Lam Research Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Lam Research Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Lam Research Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Leverage Risk. By design, each Fund uses leverage to target 2x the daily performance of its Underlying Security. Leverage magnifies both gains and losses. As a result, small changes in an Underlying Security may produce larger changes in a Fund's NAV, and losses may be substantial. Leverage also increases the sensitivity of each Fund to financing costs, market volatility, and liquidity conditions. In adverse market conditions, a Fund may be required to reduce exposure rapidly or may be unable to maintain its targeted leverage.

Litigation and Legal Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with litigation, investigations, contractual disputes, intellectual-property claims, or other legal proceedings. Legal proceedings may be costly and time-consuming, even when the issuer ultimately prevails, and may divert management attention and resources. Adverse outcomes may result in damages, settlements, fines, injunctions, changes to business practices, loss of key rights or licenses, or reputational harm that negatively affects customer and partner relationships. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Lumentum Holdings Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Lumentum Holdings Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Lumentum Holdings Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Lumentum Holdings Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Management Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with reliance on key executives, founders, or specialized personnel. The issuer's performance may depend on the leadership, vision, and execution capabilities of a limited number of individuals and teams. Loss of key personnel, difficulty attracting or retaining talent, or inadequate succession planning may impair strategic execution, product development, operations, or customer relationships. Any failure of management to execute strategy effectively could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Maplebear Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Maplebear Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Maplebear Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Marathon Digital Holdings, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Marathon Digital Holdings, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Marathon Digital Holdings, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Marathon Digital Holdings, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Marvell Technology, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Marvell Technology, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Marvell Technology, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Meta Platforms, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Meta Platforms, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Meta Platforms, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Meta Platforms, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Micron Technology, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Micron Technology, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Micron Technology, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Micron Technology, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Microsoft Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Microsoft Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Microsoft Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Microsoft Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Monolithic Power Systems, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Monolithic Power Systems, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Monolithic Power Systems, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Monster Beverage Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Monster Beverage Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Monster Beverage Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Motorola Solutions, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Motorola Solutions, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Motorola Solutions, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Navitas Semiconductor Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Navitas Semiconductor Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Navitas Semiconductor Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Navitas Semiconductor Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Nebius Group Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Nebius Group. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Nebius Group faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Nebius Group could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Netflix, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Netflix, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Netflix, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Netflix, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited operating history. There can be no assurance that the Adviser will be successful in implementing each Fund's investment strategy or managing the Funds, including with respect to the use of derivatives, financing arrangements, portfolio rebalancing, and operational processes. A new adviser may have limited experience establishing and coordinating service-provider relationships, managing portfolio operations under varying market conditions, and maintaining risk-management, compliance, and internal controls appropriate for the Funds' strategies. Any failure by the Adviser to implement the Funds' strategies effectively or to manage operational and regulatory requirements could adversely affect the Funds' performance.

New Fund Risk. Each Fund is newly organized and has limited operating history. As new funds, the Funds may not attract sufficient assets to achieve and maintain an economically viable size, and they may be more likely to liquidate or reorganize than funds with longer operating histories and larger asset bases. Limited assets may also contribute to wider bid-ask spreads, lower secondary-market trading volumes, and reduced efficiency in portfolio management and operating expense coverage. Any liquidation or reorganization may occur at a time that is disadvantageous to shareholders, may result in the realization of taxable gains, and may cause shareholders to incur transaction costs.

nLIGHT, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with nLIGHT, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting nLIGHT, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Non-Diversified Fund Risk. Each Fund is non-diversified, which means it may invest a larger percentage of its assets in the securities of a smaller number of issuers or obtain exposure through a smaller number of counterparties than a diversified fund. As a result, a Fund may be more susceptible to a single economic, market, political, or regulatory occurrence, or to a decline in the financial condition of an issuer or counterparty, and such an event may have a disproportionately negative impact on the Fund.

Novo Nordisk A/S Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Novo Nordisk A/S. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Novo Nordisk A/S faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Novo Nordisk A/S could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Nuclear and Advanced Energy Industry Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with nuclear or advanced energy companies, including regulatory approvals, licensing requirements, public acceptance, construction risk, and technological feasibility. These businesses may be subject to extensive regulation, permitting, inspections, and oversight, and delays or denials of approvals may materially affect timelines and economics. Projects may require substantial upfront capital and may face cost overruns, supply constraints, contractor performance issues, and schedule delays. Public acceptance and political considerations may affect siting, permitting, and long-term operating assumptions. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

NuScale Power Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with NuScale Power Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. NuScale Power Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting NuScale Power Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

NVIDIA Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with NVIDIA Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. NVIDIA Corporation faces risks associated with, among other things, its ability to meet the evolving needs of its markets, including data center, artificial intelligence, gaming, professional visualization, and automotive sectors; competition; technological change; changes in customer demand; supply chain constraints; manufacturing delays; dependence on third parties to manufacture, assemble, test, or package its products; mismatches between supply and demand resulting in shortages or excess inventory; product defects; reliance on a limited number of customers or partners; international operations and economic conditions; regulatory developments; protection of intellectual property; cybersecurity incidents; the availability of key personnel; fluctuations in operating results; and other factors affecting its business, financial condition, or market value. Any adverse development affecting NVIDIA Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Oklo Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Oklo Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Oklo Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Oklo Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Ondas Holdings Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Ondas Holdings Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Ondas Holdings Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Ondas Holdings Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Onto Innovation Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Onto Innovation Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Onto Innovation Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Oracle Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Oracle Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Oracle Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Oracle Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Palantir Technologies Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Palantir Technologies Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Palantir Technologies Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Palantir Technologies Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Rambus Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Rambus Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Rambus Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Reddit, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Reddit, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Reddit, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Reddit, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Regulatory Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with regulatory oversight, licensing requirements, governmental approvals, investigations, enforcement actions, and changes in laws, rules, or policies. Regulatory changes may impose new compliance obligations, require costly operational adjustments, restrict products or services, limit market access, or delay strategic initiatives. Investigations or enforcement actions may result in fines, settlements, injunctions, reputational harm, or ongoing monitoring that increases expenses and management distraction. Any such developments could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Rigetti Computing, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Rigetti Computing, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Rigetti Computing, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Rigetti Computing, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Rivian Automotive, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Rivian Automotive, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Rivian Automotive, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Rivian Automotive, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Robinhood Markets, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Robinhood Markets, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Robinhood Markets, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Robinhood Markets, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Rocket Lab USA, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Rocket Lab USA, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Rocket Lab USA, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Rocket Lab USA, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Sandisk Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Sandisk Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Sandisk Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Sandisk Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Semiconductor Industry Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with companies in the semiconductor industry, including rapid technological change, product obsolescence, capital intensity, supply-demand imbalances, reliance on complex manufacturing processes, geopolitical trade restrictions, and cyclical industry conditions. Semiconductor markets are often characterized by long lead times, rapid product cycles, and periodic shortages or oversupply, which can create significant volatility in pricing and profitability. The industry typically requires substantial capital investment in tooling, equipment, or process development, and delays or execution issues may adversely affect competitiveness and margins. Many semiconductor-related businesses depend on specialized suppliers, foundries, or manufacturing partners, which may create additional operational and geopolitical sensitivities. Any such factors could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

ServiceNow, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with ServiceNow, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. ServiceNow, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting ServiceNow, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Silicon Motion Technology Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Silicon Motion Technology Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Silicon Motion Technology Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Single-Stock Risk. Each Fund's exposure is concentrated in the securities of a single issuer. As a result, each Fund is particularly sensitive to factors that affect the Underlying Security, including issuer-specific risks, earnings announcements or guidance, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. Adverse developments affecting the issuer may cause the Underlying Security to be more volatile than the market generally and may lead to substantial declines in value. Because the Funds do not seek exposure to a diversified group of issuers, each Fund may be more volatile and may experience larger drawdowns than funds that track a diversified index or basket of securities.

SoFi Technologies, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with SoFi Technologies, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. SoFi Technologies, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting SoFi Technologies, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Strategy, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Strategy, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Strategy, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Strategy, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Stride, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Stride, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Stride, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Super Micro Computer, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Super Micro Computer, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Super Micro Computer, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Super Micro Computer, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Supply Chain and Manufacturing Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with supply chain disruptions, supplier concentration, manufacturing constraints, component shortages, production delays, logistics interruptions, and reliance on third-party manufacturers or foundries. Supply chain or manufacturing disruptions may arise from natural disasters, labor disputes, capacity constraints, quality issues, cyber incidents, transportation bottlenecks, or geopolitical events. Reliance on a limited number of suppliers or manufacturing partners may reduce flexibility and increase exposure to adverse terms, delays, or shortages. Production or logistics interruptions may prevent the issuer from meeting demand, cause shipment delays, increase costs, or lead to lost customers and reputational harm. Any such disruptions could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Taiwan Semiconductor Manufacturing Company Limited Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Taiwan Semiconductor Manufacturing Company Limited. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Taiwan Semiconductor Manufacturing Company Limited faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Taiwan Semiconductor Manufacturing Company Limited could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Technology and Innovation Risk. Through its exposure to the Underlying Security, each Fund is subject to risks associated with rapid technological change, product obsolescence, platform disruption, software failures, research and development uncertainty, and innovation cycles. The issuer may be required to make significant and ongoing investments in research and development to remain competitive, and such investments may not result in commercially successful products or services. Products may become obsolete due to competing technologies, changing customer requirements, or shifts in industry standards, and product defects or reliability issues may lead to delays, recalls, warranty costs, or reputational harm. Failure to successfully develop, integrate, or commercialize new technologies could materially and adversely affect the value of the Underlying Security and, as a result, each Fund.

Tempus AI, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Tempus AI, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Tempus AI, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Tempus AI, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Teradyne, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Teradyne, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Teradyne, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Tesla, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Tesla, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Tesla, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Tesla, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Trading Halt Risk (Applicable to all Funds). Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, extraordinary volatility, or disruptions affecting trading venues or market participants. Trading halts may prevent a Fund from entering into, adjusting, or closing positions and may impair a Fund's ability to rebalance its portfolio or maintain target exposure. When trading is halted or otherwise disrupted, pricing and liquidity may deteriorate, and a Fund may incur increased transaction costs when trading resumes. In such circumstances, a Fund may be unable to achieve its investment objective and its shares may trade at increased premiums or discounts to net asset value.

Ultra Clean Holdings, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Ultra Clean Holdings, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Ultra Clean Holdings, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Underlying Security Liquidity Risk (Applicable to all Funds). The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for a Fund to obtain, increase, reduce, or rebalance exposure at desired prices, or to do so efficiently. Limited liquidity may increase the volatility of the Underlying Security and may cause a Fund's net asset value and market price to fluctuate more significantly, including through wider bid-ask spreads and premiums or discounts to NAV. Because each Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security or related markets may increase tracking error, amplify losses, and increase volatility.

United Microelectronics Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with United Microelectronics Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting United Microelectronics Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

UnitedHealth Group Incorporated Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with UnitedHealth Group Incorporated. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. UnitedHealth Group Incorporated faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting UnitedHealth Group Incorporated could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Upstart Holdings, Inc. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Upstart Holdings, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Upstart Holdings, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Upstart Holdings, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Valuation and Fair Value Pricing Risk. Each Fund's investments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Market prices may not be readily available or may be deemed unreliable during periods of market stress, trading halts, disrupted market functioning, or other events affecting the Underlying Security or the instruments used to provide a Fund's exposure; in such circumstances, a Fund may use fair value methodologies, and the value of the Fund's derivatives may move materially while market quotations are not readily available.. Fair valuation determinations involve judgment and may require the Trust to estimate the value of instruments for which market quotations are not readily available, and those estimates may be incorrect. A Fund's fair values may differ from values that would be realized upon sale, particularly during periods of market stress, trading halts, disrupted market functioning, or local-market disruptions. These valuation effects may contribute to wider premiums or discounts to NAV, increased tracking error, and increased volatility of a Fund's market price.

Vertiv Holdings Co. Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Vertiv Holdings Co. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Vertiv Holdings Co faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Vertiv Holdings Co could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Western Digital Corporation Investing Risk. The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Western Digital Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Western Digital Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Western Digital Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Illiquid Investments and Restricted Securities

Under Rule 22e-4, the Fund may not acquire any illiquid investment if, immediately after purchase, more than 15% of its net assets would be invested in illiquid investments that are assets. An "illiquid investment" is one the Fund reasonably expects it cannot sell or dispose of, under current market conditions, within seven calendar days without materially affecting the investment's market value. The Fund maintains a liquidity risk management program and procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is observed on an ongoing basis. If the Fund's holdings of illiquid investments exceed 15% of net assets because of market activity, liquidity changes, or other factors, the Fund will report the occurrence to the Board and will make determinations and take steps, consistent with Rule 22e-4 and Board-approved procedures, to reduce illiquid investments to or below 15% of net assets within a reasonable period.

The Fund may purchase restricted securities that may be resold to institutional investors and that, under the Fund's liquidity program, may be determined not to be illiquid. Many such securities trade in the institutional market under Rule 144A of the Securities Act and are referred to as Rule 144A securities.

Illiquid investments generally involve more risk than comparable, readily marketable securities. They may trade at a discount, may be harder to sell at a fair price or in a timely manner, and may prevent the Fund from taking advantage of market opportunities. Risks are most acute when the Fund needs cash (for example, during periods of net redemptions), potentially necessitating borrowing or sales at unfavorable prices.

Illiquid investments are often privately placed and may not be listed or traded on established markets. They may not be freely transferable under applicable law or due to contractual resale restrictions. If privately placed securities can only be sold through private negotiations, the realized price may be below the Fund's purchase price or below fair value. Issuers that are not public may be subject to less stringent disclosure and investor-protection requirements. If registration is required before resale, the Fund may bear those costs. Private placements may involve smaller, less seasoned issuers with limited product lines, markets, financial resources, or management depth, and the Fund may receive material non-public information that can restrict trading.

Investment Company Securities

The Funds may invest in other investment companies, including money market funds and ETFs, subject to Section 12(d)(1) of the 1940 Act and related rules. Investing through another pooled vehicle exposes the Funds to that vehicle's risks. Fund shareholders will indirectly bear their proportionate share of the acquired fund's fees and expenses (including advisory fees), in addition to fees and expenses the Funds bear directly.

Under Section 12(d)(1), immediately after purchase the Funds may not: (1) own more than 3% of the acquired company's outstanding voting stock; (2) invest in the acquired company's securities with an aggregate value exceeding 5% of the Fund's total assets; or (3) invest in the securities of the acquired company and all other investment companies in excess of 10% of the Fund's total assets. To the extent permitted by law or regulation, the Funds may invest in money market funds beyond these limits.

Registered funds may invest in other investment companies beyond Section 12(d)(1) limits if certain conditions are met. The Funds may rely on Rule 12d1-4, which provides an exemption allowing investments in other registered funds, including ETFs, subject to conditions (for example, the Funds and its advisory group may not control, individually or in the aggregate, an acquired fund, generally meaning ownership of no more than 25% of the voting securities of a registered open-end fund).

The Funds may also rely on Section 12(d)(1)(F) and Rule 12d1-3, which provide an exemption permitting investment in other registered funds (including ETFs) if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund; and (2) sales loads on Shares do not exceed FINRA Rule 2830 limits.

The Funds may invest in exchange-traded funds to obtain exposure to its Underlying Security or to securities or instruments correlated with the Underlying Security, including for cash equitization, to facilitate daily rebalancing, or during portfolio transitions. Such use may increase tracking error and costs relative to holding derivatives or the Underlying Security directly.

Money Market Funds

The Funds may invest in underlying money market funds that seek to maintain a stable $1 NAV ("stable NAV" funds) or whose share prices fluctuate ("variable NAV" funds). Investments in stable NAV funds can still lose value. Variable NAV funds can be worth more or less than the Funds paid when sold. Neither type is designed to provide capital appreciation. Money market funds may impose liquidity fees or temporarily suspend redemptions if liquidity falls below required thresholds. Shares of money market funds are not insured or guaranteed by the U.S. government or any government agency, and there is no assurance that a money market fund will maintain a stable price.

Other Short-Term Instruments

For liquidity or other purposes, the Funds may hold short-term instruments on an ongoing basis, including but not limited to: (1) shares of money market funds; (2) obligations of the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits, and other obligations of U.S. and non-U.S. banks (including foreign branches) and any similar institutions; (4) commercial paper rated Prime-1 by Moody's Investors Service or A-1 by S&P Global Ratings, or of comparable quality if unrated as determined by the Adviser; (5) non-convertible corporate debt with remaining maturities of 397 days or less that meets Rule 2a-7 rating criteria; and (6) short-term, U.S. dollar-denominated obligations of non-U.S. banks (including their U.S. branches) that, in the Adviser's opinion, are of comparable quality to eligible U.S. bank obligations. Such instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable bank deposits for a stated period and rate. Bankers' acceptances are time drafts drawn on banks, typically in international trade.

Forward-settling short-term instruments that do not settle within 35 days, or that otherwise use a non-standard settlement cycle, may be treated as derivatives under Rule 18f-4.

Securities Lending

If approved by the Board, the Funds may lend portfolio securities to qualified borrowers. Borrowers must provide collateral at least equal to the current value of the loaned securities and maintain such collateral while the loan is outstanding. The Funds may recall a securities loan at any time and recall the securities. The Funds will receive the value of any interest or cash/non-cash distributions on loaned securities; substitute payments in lieu of dividends generally do not qualify as qualified dividend income.

For cash-collateralized loans, the borrower typically receives a fee based on the cash collateral; the Funds seek to earn more on reinvested cash collateral than it pays to the borrower. For non-cash collateral, the borrower pays the Funds a fee based on the value of securities on loan. Cash collateral may be reinvested in short-term instruments, either directly or through joint accounts or money market funds, which may be managed by the Adviser.

The Funds may share a portion of lending income with borrowers as described above and with one or more lending agents approved by the Board. Lending agents administer the program under Board-approved guidelines, including delivering and recalling securities, obtaining and maintaining collateral, monitoring collateral and loan values daily, requesting collateral adjustments, and providing recordkeeping and accounting.

While securities are on loan, the Funds generally do not have the right to vote those securities. The Funds may recall securities on loan in order to vote if the Adviser determines that a particular vote is expected to have a material effect on the Funds and that recalling the securities is in the best interests of shareholders.

Securities lending involves risks, including operational risk (settlement or accounting issues), "gap" risk (a mismatch between returns on collateral reinvestment and fees owed to the borrower), and credit, legal, counterparty, and market risks. If a borrower fails to return securities, the Funds could incur a loss if collateral liquidation proceeds do not at least equal the value of the loaned securities plus costs to purchase replacements.

Tax Risks

You should consider the tax treatment of an investment in Shares. The tax information in the Prospectus and this SAI is general in nature. Consult your tax adviser about the federal, state, local, and non-U.S. tax consequences of investing in Shares.

Unless Shares are held through a tax-deferred or other tax-advantaged account (such as an individual retirement account), you should consider potential tax consequences when the Funds make distributions or when you sell Shares.

Use of derivatives and short-term instruments may affect the timing, amount, and character of the Fund's income and gains. Certain derivatives may be subject to special tax rules (including, without limitation, the mark-to-market rules for section 1256 contracts, the straddle rules, and wash sale rules). These rules can cause income to be recognized without a corresponding receipt of cash, can accelerate or defer recognition of income or loss, and can convert long-term capital gains into short-term capital gains. The Funds intend to monitor its investments and to structure its activities to qualify each taxable year as a regulated investment company under Subchapter M of the Internal Revenue Code.

Temporary Defensive Strategies

Under normal market conditions, the Funds seek to remain fully invested in accordance with their principal strategies. In adverse market, economic, political, or other conditions, a Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, such as U.S. government obligations, investment-grade debt, and other money market instruments. Taking a defensive position may prevent the Funds from achieving their investment objectives. During any such defensive period, a Fund will not seek to achieve a daily 2x return and may hold a substantial portion of its assets in cash or cash equivalents.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed for a Fund without the approval of the holders of a majority of the Fund's outstanding voting securities. For purposes of the 1940 Act, a "majority of the outstanding voting securities" means the lesser of: (1) 67% or more of the voting securities present (if holders of more than 50% of the outstanding voting securities are present or represented by proxy); or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, a Fund may not:

  Borrow money or issue senior securities, as that term is defined in the 1940 Act, except to the extent permitted by the 1940 Act.

  Make loans, except to the extent permitted under the 1940 Act.

  Purchase or sell real estate, except when obtained through ownership of securities or other instruments and only to the extent allowed by the 1940 Act. This does not prevent the Funds from investing in securities or other instruments backed by real estate, real estate investment trusts ("REITs"), or securities of companies engaged in the real estate business.

  Purchase or sell commodities, except when exposure arises incidentally through other instruments and only as permitted by the 1940 Act. This does not prevent the Funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

  Concentrate its investments (that is, invest more than 25% of total assets) in any one industry or group of related industries, except that the Funds will mirror the Underlying Security's level of industry concentration. For this test, U.S. government securities (and agencies/instrumentalities), repurchase agreements backed by U.S. government securities, investment companies, and municipal securities are not treated as belonging to any industry.

In determining compliance with its concentration policy, each Fund will treat exposure obtained through derivatives referencing its Underlying Security as exposure to the industry or industries of the issuer of that Underlying Security. The Funds do not intend to rely on "look-through" treatment to investment companies except to the limited extent it may invest in such instruments for collateral, liquidity, or cash management purposes.

For purposes of applying the concentration policy, the Funds may classify issuers by industry using any reasonable industry classification system, including SIC, NAICS, GICS, ICB, or a classification system developed by the Adviser. For derivatives referencing an Underlying Security, the Funds will generally assign industry exposure based on the classification of the issuer of the Underlying Security.

For each Fund, exposure obtained through derivatives referencing its respective Underlying Security will generally be treated as exposure to the industry or industries of the issuer of that Underlying Security, typically in proportion to the notional exposure of such derivatives.

If a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease resulting from any change in value or in total or net assets will not, by itself, result in a violation of such restriction, except that the percentage limits on borrowing and on illiquid investments are monitored on a continuous basis.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

The Exchange may halt trading in the Shares for reasons that, in the judgment of the Exchange, make trading inadvisable, including without limitation extraordinary market volatility; trading halts in securities, instruments, or financial indexes underlying the Fund's portfolio; or the unavailability of key information such as an intraday indicative value.

There can be no assurance that the Funds will continue to meet the Exchange's requirements necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of the Funds from listing under any of the following circumstances: (1) the Exchange becomes aware that the Funds are no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) the Funds no longer comply with the Exchange's requirements for Shares; or (3) such other event or condition exists that, in the opinion of the Exchange, makes continued listing imprudent. The Exchange will also delist the Shares upon the Fund's termination.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any such changes would be implemented via stock splits or reverse stock splits.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. As with other mutual funds and ETFs, the day-to-day management and operations of the Trust are carried out by service providers to the Trust, including the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of which is discussed elsewhere in this SAI. The Board has appointed certain senior personnel of the Administrator as officers of the Trust, with responsibility to monitor the Trust's operations and report to the Board. In carrying out its oversight, the Board receives regular reports from these officers and from the Trust's service providers. For example, the Treasurer reports on financial reporting matters and the President reports on operational matters. In addition, the Adviser provides regular reports regarding the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust's compliance program and reports regularly to the Board on compliance matters. These reports are provided as part of formal Board meetings, typically held quarterly and often in person, during which the Board reviews recent operations. Between formal meetings, members of the Board may also meet with management in less formal settings to discuss Trust matters. The role of the Board, and of each Trustee, is one of oversight rather than day-to-day management; this oversight role does not make the Board a guarantor of the Trust's investments, operations, or activities.

As part of its oversight function, the Board receives and reviews a variety of different risk management reports and discusses risk matters with appropriate management and other personnel. Because risk management encompasses many elements (for example, investment risk, issuer and counterparty risk, compliance risk, operational and business continuity risks), oversight of different categories of risk is handled in different ways. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks, and the Audit Committee meets with the Trust's independent registered public accounting firm regarding, among other things, the internal control structure of the Trust's financial reporting function.

The full Board also receives reports from the Adviser regarding the Funds' investment risks. From time to time, the Board receives additional reports from the Administrator and the Adviser regarding enterprise risk management.

The Board recognizes that not all risks that may affect the Funds can be identified or quantified; that it may not be practical or cost-effective to eliminate or mitigate certain risks; that certain risks (such as investment risk) may be necessary to achieve the Funds' goals; and that the processes and controls used to address risks have inherent limitations. Moreover, the risk reports provided to the Board are typically summaries. Most of the Funds' investment management and business affairs are conducted by or through the Adviser and other service providers, each operating under its own risk management policies and practices, which may differ from those of the Trust or from one another in priorities, resources, and control effectiveness. For these and other reasons, the Board's ability to monitor and manage risk, as a practical matter, has limitations.

Members of the Board.

The Board is composed of five members, three of whom are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"). Nicolas S. Laqua serves as Chair of the Board and is an interested person of the Trust. The Board includes a majority (60%) of Independent Trustees.

The Board believes its current leadership structure is appropriate for the Trust. A Lead Independent Trustee acts as the primary liaison between the Independent Trustees and management; Conor M. Murray currently serves as Lead Independent Trustee. The Board further believes this structure supports effective oversight and facilitates the efficient flow of information from Fund management to the Independent Trustees.

Additional information about each Trustee appears below. Unless otherwise noted, the address of each Trustee is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Principal Occupation(s) During Past 5 Years
Independent Trustees(3)

Conor M. Murray (Born: 1983)	Lead Independent Trustee	Indefinite term; since 2025	[]	Co-founder and Chief Executive Officer, OpenInvest (a J.P. Morgan company) (2015 to present).

Bryant C. Lee (Born: 1984)	Trustee	Indefinite term; since 2025	[]

Chief Executive Officer and Co-founder, Vaero (Nov. 2022 to present); Co-founder and Strategic Advisor, Cognition IP (Sep. 2020 to Oct. 2022); Chief Executive Officer, Cognition IP (Jan. 2018 to Aug. 2020).

Jennifer X. Benson (Born: 1998)	Trustee	Indefinite term; since 2025	[]	Partner, Leonis Capital (2022 to present); Researcher, OpenAI (2021 to 2022); Researcher, Epoch AI (2021); Research Fellow, Future of Humanity Institute, University of Oxford (2020).

Interested Trustees(4)

Nicolas S. Laqua (Born: 2000)	Chair; Interested Trustee	Indefinite term; since 2025	[]

Chief Executive Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (since 2021); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

Emily Z. Yuan (Born: 2001)	Interested Trustee	Indefinite term; since 2025	[]

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (since 2021); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

(1)

Each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified, or until his or her earlier death, resignation, removal, or retirement in accordance with Board policy. The Trustees have adopted a retirement policy of retirement at age 75.

(2)	"Fund Complex" refers to the series of Corgi ETF Trust I and any other registered investment companies advised by Corgi Strategies, LLC or its affiliates (together, the "Fund Complex").
(3)	"Independent Trustees" are Trustees who are not "interested persons" of the Trust under the 1940 Act.
(4)	Nicolas S. Laqua and Emily Z. Yuan are "interested persons" of the Trust due to their positions with the Trust and/or their affiliations with Corgi Strategies, LLC (the "Adviser").

Individual Trustee Qualifications.

The Board has determined that each Trustee brings skills, experience, and attributes that, in the aggregate, are appropriate for service on the Board given the Trust's business and structure. Among other things, the Trustees collectively bring experience in technology and data systems, corporate finance and capital markets, and venture formation and growth investing, as well as risk oversight and investment management oversight. The Board conducts an annual self-assessment of its effectiveness and that of its committees.

In addition, the Board has concluded that each Trustee serve based on the following, among other factors:

Conor M. Murray. The Board has concluded that Mr. Murray should serve as a Trustee because of his leadership founding and operating an investment-technology firm and his prior work building systematic investing, risk-control, and portfolio-analytics platforms. In roles including Co-founder and Chief Executive Officer of OpenInvest (a J.P. Morgan company), Technology Associate at Bridgewater Associates, and Analyst in Morgan Stanley's Financial Sponsors M&A Group, he developed expertise in capital markets, portfolio construction and trading systems, data and enterprise technology, and operational oversight. The Board believes Mr. Murray's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee investment and operational risk, valuation and fair-value processes, financial reporting and disclosure controls, information security and business continuity, and service-provider oversight with respect to the Trust.

Bryant C. Lee. The Board has concluded that Mr. Lee should serve as a Trustee because of his operational, legal, and governance experience leading technology-enabled businesses and advising growth companies. As Chief Executive Officer and Co-founder of Vaero and previously as Co-founder/Chief Executive Officer and later Strategic Advisor at Cognition IP, with earlier service as a patent litigation attorney at Covington & Burling LLP, Mr. Lee brings experience in capital raising and budgeting, contract negotiation, intellectual-property strategy, regulatory and compliance oversight, and service-provider management. The Board believes Mr. Lee's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee risk management, financial and operational controls, disclosure and governance practices, and third-party service-provider oversight with respect to the Trust.

Jennifer X. Benson. The Board has concluded that Ms. Benson should serve as a Trustee because of her investment and research experience in artificial intelligence and economics, including capital allocation and due diligence for early-stage technology companies. Ms. Benson serves as a Partner at Leonis Capital and previously conducted research at OpenAI and Epoch AI and served as a Research Fellow at the Future of Humanity Institute (Oxford); she has doctoral-level training at Columbia University focused on AI/ML and economics. The Board believes Ms. Benson's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip her to oversee valuation, risk assessment, technology and data considerations, and strategic planning with respect to the Trust.

Nicolas S. Laqua. The Board has concluded that Mr. Laqua should serve as a Trustee because of his executive leadership and oversight in acquisitions, capital markets, insurance distribution, and software businesses. This includes service as Chief Executive Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with practical familiarity with regulated insurance operations as a director and chief executive of an insurance agency. The Board believes Mr. Laqua's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee financial reporting and disclosure controls, valuation, capital allocation and financing considerations, risk management, and service provider oversight with respect to the Trust.

Emily Z. Yuan. The Board has concluded that Ms. Yuan should serve as a Trustee because of her operational leadership and oversight in acquisitions, capital markets, insurance, and software companies. This is including service as Chief Operations Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with technical training in computer science at Stanford University and her familiarity with regulatory requirements as a director of an insurance agency. The Board believes Ms. Yuan's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, demonstrate the requisite capabilities to carry out oversight responsibilities with respect to the Trust.

The information above is not exhaustive; many Trustee attributes involve qualitative elements such as integrity, diligence, judgment, the ability to work collaboratively, and a demonstrated commitment to shareholder interests.

Board Committees.

The Board has established the following standing committees, each composed solely of Independent Trustees and operating under a Board-approved written charter.

Audit Committee. The Audit Committee is composed of Bryant C. Lee (Chair), Conor M. Murray, and Jennifer X. Benson. The Audit Committee oversees the Trust's accounting, financial reporting, and internal control processes; the quality and integrity of the Trust's financial statements; and the qualifications, independence, and performance of the Trust's independent registered public accounting firm. Among other responsibilities, the Audit Committee pre-approves audit and permissible non-audit services for the Trust, reviews audit plans and results, and serves as a forum for communications among the independent auditors, management, and the Board regarding accounting and financial reporting matters. As of the date of this SAI, the Audit Committee met one time with respect to the Trust.

Qualified Legal Compliance Committee ("QLCC"). The Audit Committee also serves as the Trust's QLCC for purposes of the SEC's attorney conduct rules (17 C.F.R. Secs. 205.2(k), 205.3(c)). An attorney representing the Trust who becomes aware of evidence of a material violation by the Trust or by an officer, director, employee, or agent of the Trust may report such evidence to the QLCC as an alternative to the reporting process described in 17 C.F.R. Sec. 205.3(b). As of the date of this SAI, the QLCC has met one time with respect to the Trust.

Nominating and Governance Committee. The Nominating and Governance Committee is composed of Jennifer X. Benson (Chair), Conor M. Murray, and Bryant C. Lee. The Committee identifies, evaluates, and recommends candidates for nomination to the Board as needed; oversees the Board's annual self-assessment; and reviews Trustee compensation. The Committee considers whether or not to consider shareholder-recommended nominees. The Committee meets as necessary, but at least annually. Because the Funds have not yet commenced operations, the Committee has not yet met as of the date of this SAI.

Principal Officers of the Trust

The officers of the Trust manage its day-to-day operations subject to Board oversight. Unless otherwise noted, the address of each officer is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Emily Z. Yuan (Born: 2001)	President and Principal Executive Officer, Chief Compliance Officer; Secretary; Anti-Money Laundering Officer	Indefinite term; since 2025

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025);

Nicolas S. Laqua (Born: 2000)	Principal Financial Officer; Principal Accounting Officer (Treasurer)	Indefinite term; since 2025

Chief Executive Officer, Corgi Insurance Services, Inc. (since 2024); Director, Bangers Snacks, Inc. a food and beverage company (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025);

Trustee Ownership of Shares.

The Funds are required to show the dollar-amount ranges of each Trustee's beneficial ownership of Shares of each Fund and of the Trust's other series as of the end of the most recently completed calendar year. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

As of the date of this SAI, the Funds have not commenced operations. As of [ ], 2026, no Trustee owned Shares of any series of the Trust.

As of [ ], 2026, none of the Independent Trustees or members of their immediate families owned securities, beneficially or of record, in the Adviser, the Distributor, or any of their affiliates. Accordingly, none of the Independent Trustees or their immediate family members had any direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members engaged in any transaction(s) in an amount exceeding $120,000 in which the Adviser, the Distributor, or any affiliate thereof was a party.

Board Compensation.

Trustees will be reimbursed for reasonable travel and other out-of-pocket expenses incurred in connection with attending meetings. The Trust has no pension or retirement plan. The table below details the amount of compensation the Interested Trustees and Independent Trustees indirectly received from the Fund and Fund Complex through the Adviser during the fiscal year ended December 31, 2026. Amounts exclude any expense reimbursements.

Name	Estimated Aggregate Compensation From the Funds	Estimated Total Compensation From Fund Complex Paid to Trustees(1)
Interested Trustees
Nicolas S. Laqua	$0	$0
Emily Z. Yuan	$0	$0

Independent Trustees
Conor M. Murray	$0	$30,000
Bryant C. Lee	$0	$30,000
Jennifer X. Benson	$0	$30,000

(1)	Compensation is based on estimated amounts for the fiscal year ending December 31, 2026. Expense reimbursements, if any, are not included.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A "principal shareholder" means any person that owns, of record or beneficially, 5% or more of the outstanding Shares of a Fund. A "control person" means any shareholder that beneficially owns, directly or through controlled entities, more than 25% of the voting securities of a company, or otherwise acknowledges the existence of control. Shareholders with more than 25% of a Fund's voting securities may be able to determine the outcome of matters presented for shareholder vote.

As of the date of this SAI, Corgi Strategies, LLC, located at 425 Bush St, Suite 500, San Francisco, CA 94104, owned 100% of the outstanding Shares of the Funds and therefore may be deemed to be a "control person" of the Funds for purposes of the 1940 Act.

CODES OF ETHICS

The Trust and Corgi Strategies, LLC (the "Adviser") have each adopted Codes of Ethics (the "Codes") pursuant to Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Codes are intended to prevent affiliated persons of the Trust and the Adviser from engaging in fraudulent, deceptive or manipulative conduct in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the Codes).

Subject to preclearance and other restrictions, each Code permits personal securities transactions by personnel, including transactions in securities that may also be purchased or held by a Fund. The distributor (the "Distributor") expects to rely on the principal underwriter exception in Rule 17j-1(c)(3) to the extent applicable (including where the Distributor is not affiliated with the Trust or the Adviser and no officer, director or general partner of the Distributor serves in such capacity with the Trust or the Adviser).

There can be no assurance that the Codes will prevent all such conduct. Copies of the Codes may be reviewed at the SEC's website, www.sec.gov.

PROXY VOTING POLICIES

The Board has delegated responsibility for voting proxies for portfolio securities to the Adviser, subject to Board oversight. Proxies are to be voted in the best interests of each Fund and its shareholders and in compliance with applicable law. The Adviser has adopted proxy voting policies and guidelines (the "Proxy Voting Policies"), which the Trust has approved for use when voting proxies on behalf of the Funds.

Generally, absent a conflict of interest, the Adviser will vote for routine matters (for example, the election of directors, ratification of auditors, and conforming amendments to organizational documents), and will evaluate non-routine and contested matters case-by-case. The Proxy Voting Policies address the identification of, and response to, material conflicts of interest.

The Trust's Chief Compliance Officer monitors the effectiveness of the Proxy Voting Policies.

When available, information regarding how a Fund voted proxies during the most recent 12-month period ended June 30 will be available (1) without charge upon request by email to contact@corgifunds.com, (2) on the Funds' website at www.corgifunds.com and (3) on the SEC's website at www.sec.gov.

INVESTMENT ADVISER

Corgi Strategies, LLC, a Delaware limited liability company with its principal office at 425 Bush St, Suite 500, San Francisco, CA 94104, serves as investment adviser to the Funds and is responsible for overall management of the Funds' business and day-to-day portfolio management, subject to the oversight of the Board. Corgi Strategies, LLC is registered as an Adviser with the SEC under the Investment Advisers Act of 1940.

Under an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the "Advisory Agreement"), the Adviser provides investment advice and portfolio management and arranges for necessary operational services, including, without limitation, transfer agency, custody, fund administration and fund accounting, and other services reasonably required for Fund operations. In exchange for a single unitary advisory fee, the Adviser has agreed to pay, from the fee, substantially all ordinary operating expenses of each Fund, except for the "Excluded Expenses" described in the Prospectus. Each Fund pays the Adviser an annual unitary advisory fee, calculated daily and paid monthly based on the Fund's average daily net assets. The fee rates for each Fund are set forth in Schedule A to the Advisory Agreement and may be amended from time to time to add or remove Funds and/or adjust a Fund's fee, in each case upon approval in the manner required by Article 8 of the Advisory Agreement.

The Advisory Agreement will continue in effect for an initial two-year term for each Fund and, thereafter, from year to year if such continuance is approved at least annually (1) by a majority of the Trustees who are not "interested persons" of the Trust or the Adviser, and (2) by either the Board or a vote of a majority of the outstanding Shares of the relevant Fund. The Advisory Agreement will terminate automatically in the event of its assignment and may be terminated by the Trust or the Adviser upon 60 days' written notice.

The Adviser and its affiliates will not be liable to the Trust or any shareholder for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Advisory Agreement, except for losses resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

Each Fund is new and, as of the date of this SAI, no advisory fees have been paid.

PORTFOLIO MANAGERS

Each Fund is managed by [ ], a portfolio manager of the Adviser (the "Portfolio Manager").

Portfolio Manager Fund Ownership. The SEC requires disclosure of the dollar range of each Portfolio Manager's beneficial ownership of Shares of each Fund as of the end of the most recently completed fiscal year, using prescribed ranges. As of the date of this SAI, no Shares were owned by the Portfolio Managers.

Portfolio Manager Compensation. Portfolio managers receive a fixed base salary and an annual discretionary bonus. Bonus determinations consider the Adviser's overall revenues and profitability, the portfolio managers' responsibilities and contributions to the investment process, teamwork, risk management and compliance. Compensation is not based on the investment performance of any particular account, including the Funds. Portfolio managers may also be eligible for long-term incentive awards (e.g., membership units or profit interests) that vest over 4 years.

Conflicts of Interest. Managing multiple accounts (including other registered funds and separate accounts) may create potential conflicts of interest. For example, a Portfolio Manager may have an incentive to favor an account that pays a performance-based fee or a higher advisory fee; knowledge of Fund trades could be used for the benefit of other accounts; or investment opportunities could be allocated among accounts. The Adviser has policies and procedures designed to identify and mitigate such conflicts, including trade aggregation and allocation procedures intended to provide fair and equitable treatment over time.

THE DISTRIBUTOR

The Trust has entered into a distribution agreement (the "Distribution Agreement") with [ ] (the "Distributor"), under which the Distributor will act as principal underwriter for the Funds and will distribute shares of the Funds ("Shares") on a best efforts basis. Shares are offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts smaller than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is [ ].

Acting as agent for the Trust, the Distributor will review and transmit orders for the purchase and redemption of Creation Units. Any subscription or order will not be binding on a Fund until accepted by the Trust or its designee. The Distributor is, or will be, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA.

The Distributor may enter into arrangements with securities dealers and other firms ("Soliciting Dealers") to solicit orders for Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as described in "Procedures for Purchase and Redemption of Creation Units" below) or participants in DTC.

The Distribution Agreement will remain in effect for an initial two-year term from its effective date and may continue from year to year thereafter if such continuance is approved annually (1) by the Board of Trustees (the "Board") or by a vote of a majority of the outstanding voting securities of the applicable Fund and (2) by a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement or any related agreement, cast in person or as otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). The Distribution Agreement may be terminated without penalty by the Trust on 60 days' written notice, when authorized either by a majority vote of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days' written notice, and will terminate automatically in the event of its assignment. The Distribution Agreement limits the Distributor's liability to losses resulting from the Distributor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations thereunder.

The Funds are newly organized. As of the date of this SAI, no underwriting commissions have been incurred and the Distributor has not retained any amounts.

Intermediary Compensation. From its own resources and not from Fund assets, the Adviser or its affiliates may make payments to broker-dealers, banks, and other financial intermediaries ("Intermediaries") in connection with activities related to the Funds, including marketing, education, and training support (for example, conferences, webinars, or printed materials). These arrangements are not financed by the Funds, are not included in the fee and expense information in the Prospectus, and do not affect the price investors pay to buy Shares or the proceeds investors receive when selling Shares. Such payments may be significant to an Intermediary and may create conflicts of interest by incentivizing the Intermediary or its financial professionals to recommend the Funds over other investments. Investors should contact their advisers or other financial professionals for more information about any such compensation. Intermediary information is current only as of the date of this SAI. Any payments made by the Adviser or its affiliates may create an incentive for an Intermediary to encourage customers to purchase Shares.

Such compensation may be provided to Intermediaries that offer services to the Fund, including marketing and educational support (for example, through conferences, webinars, or printed materials). The Adviser will periodically review whether to continue these payments. Compensation to an Intermediary may be significant, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to them. Because Intermediaries may determine which investment options to make available or recommend, and what services to provide in connection with various products, based on the payments they receive or are eligible to receive, these arrangements create conflicts of interest between the Intermediary and its clients. For instance, such financial incentives may lead an Intermediary to recommend the Funds over other investments. The same conflict of interest may arise with respect to your adviser, broker, or other investment professional if they receive similar payments from their Intermediary firm.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for each Fund. No payments under the Plan are expected to be made during the twelve (12) months from the date of this SAI. Fees under the Plan may be imposed only after approval by the Board, including a majority of the Independent Trustees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or in any related agreements (the "Independent Trustees"). The Plan may be continued from year to year only if, at least annually, the Board, including a majority of the Independent Trustees, concludes that continuation of the Plan is likely to benefit shareholders. The Plan may be terminated at any time by a vote of the Board or by a vote of a majority of the outstanding voting securities of the applicable Fund.

The Plan requires quarterly written reports to be provided to the Board of the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding voting securities of the applicable Fund. All material amendments of the Plan require approval by a majority of the Trustees of the Trust and a majority of the Independent Trustees.

Under the Plan, each Fund may pay the Distributor an annual fee of up to 0.25% of the Fund's average daily net assets. The Plan is characterized as a compensation plan because any distribution and/or shareholder servicing fee will be paid to the Distributor without regard to the Distributor's actual distribution expenses or payments to other financial intermediaries. The Trust intends to administer the Plan, if implemented, in accordance with its terms and applicable FINRA rules concerning sales charges.

Subject to applicable law and regulation, payments under the Plan may be used to finance any activity that is primarily intended to result in the sale of Creation Units of a Fund or to provide, or arrange for others to provide, shareholder services and the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering current Prospectuses, reports, notices, and similar materials to prospective purchasers of Creation Units; (2) advertising and other marketing or promotional services; (3) compensating others, including Authorized Participants with whom the Distributor has written agreements, for providing shareholder servicing on behalf of a Fund; (4) compensating certain Authorized Participants for assistance in distributing Creation Units, including related travel and communication expenses and the salaries and/or commissions of sales personnel; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment advisers, broker-dealers, mutual fund supermarkets, and affiliates of the Trust's service providers as compensation for services or reimbursement of expenses related to distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to such beneficial owners (for example, responding to inquiries related to shareholder accounts); and (7) such other services and obligations as may be set forth in the Distribution Agreement.

ADMINISTRATOR

[ ] (the "Administrator") serves as administrator and fund accountant to the Trust and the Funds. The Administrator is located at [ ]. Under an administration agreement between the Trust and the Administrator, the Administrator provides administrative, accounting, and related services to the Trust and the Funds, which may include calculation of net asset value, preparation of financial statements and other regulatory filings, tax and financial reporting support, compliance and governance support, and coordination of service providers. Subject to Board oversight, the Administrator may provide individuals to serve as officers of the Trust.

As compensation for its services, the Administrator is entitled to fees as set forth in the administration agreement, as well as reimbursement of reasonable out-of-pocket expenses. The Funds are new, and the Administrator has not received any fees from the Funds as of the date of this SAI.

TRANSFER AGENT AND ETF ORDER MANAGEMENT

[ ] (the "Transfer Agent") serves as transfer agent, dividend disbursing agent, and ETF order-taking agent for the Funds. The Transfer Agent is located at [ ]. The Transfer Agent maintains the records of Creation Unit holders, processes orders for the purchase and redemption of Creation Units, and performs certain other related services. The Transfer Agent is entitled to fees and reimbursement of certain out-of-pocket expenses as set forth in its agreement with the Trust. In this capacity, the Transfer Agent does not have responsibility for the management of any Fund, the determination of investment policy, or any matter relating to the distribution of Shares.

CUSTODIAN

Pursuant to a custody agreement, [ ] (the "Custodian"), located at [ ], serves as custodian of the Funds' assets. The Custodian holds the assets of the Funds, maintains asset records, collects income, and performs other customary custodial services. The Custodian may appoint domestic and foreign sub-custodians as permitted by applicable law. The Custodian is entitled to fees based on the Funds' assets and to reimbursement of certain out-of-pocket expenses, including settlement charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ] serves as the independent registered public accounting firm for the Trust and the Funds.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has approved written policies and procedures governing the disclosure of information about each Fund's portfolio holdings (the "Holdings Disclosure Policy"). For each Business Day on which a Fund is open for business, the Fund's full portfolio holdings are made publicly available through financial reporting and news services, including on publicly available internet websites, and/or on the Trust's website at www.corgifunds.com. In addition, the composition of the Deposit Securities applicable to purchases and redemptions of Creation Units is generally disseminated prior to the opening of trading on the Exchange (as defined in the Prospectus) through the National Securities Clearing Corporation ("NSCC").

For the avoidance of doubt, each Fund intends to make complete, daily portfolio information available, subject to applicable law and Exchange requirements. For each Fund, daily disclosure includes derivatives and financing positions (for example, total return swaps) and any associated cash and collateral holdings.

The Holdings Disclosure Policy permits disclosure of portfolio information to the Trust's service providers and other parties that have a legitimate business need for the information to provide services to the Trust, including the administrator, custodian, transfer agent and ETF order management agent, distributor, pricing and data vendors, auditors, legal counsel, index calculation agents, and other similar providers (collectively, "Service Providers"). Any such disclosure is made under conditions of confidentiality and solely for the purpose of providing services to the Trust. No Fund, the Adviser, or any affiliate receives compensation or other consideration in connection with the disclosure of non-public portfolio holdings information, other than fees paid to Service Providers for services rendered.

The Trust's Chief Compliance Officer ("CCO") administers the Holdings Disclosure Policy, including maintaining a list of Service Providers and other parties that receive non-public holdings information and the timing of such disclosures, and reports to the Board at least annually regarding the operation of the policy and any material issues that have arisen.

Subject to the Holdings Disclosure Policy, the CCO may authorize immaterial exceptions when the CCO determines that a disclosure serves a legitimate business purpose, is in the best interests of shareholders, and is subject to appropriate confidentiality protections. Any such exceptions will be documented and reported to the Board.

DESCRIPTION OF SHARES

The Agreement and Declaration of Trust (the "Declaration of Trust") of Corgi ETF Trust I (the "Trust") authorizes the issuance of an unlimited number of shares of beneficial interest, no par value per share, in one or more series and classes. Each Fund is a separate series of the Trust. Each share of a Fund represents an equal proportionate interest in the assets of that Fund and is entitled to dividends and distributions, when and if declared by the Board, and to a pro rata share of the Fund's net assets upon liquidation. Shares are fully paid and non-assessable when issued, and shareholders have no preemptive or cumulative voting rights. Each Share entitles its holder to one vote. The Trustees may establish additional series or classes and may divide or combine shares into a greater or lesser number without shareholder approval, as permitted by the Declaration of Trust. All consideration received for Shares of a particular series, and all assets in which such consideration is invested, belong to that series and are subject to its liabilities.

Shares are issued only in book-entry form. The Trust does not issue share certificates. Shares are registered in the name of The Depository Trust Company ("DTC") or its nominee and are held in the account of DTC Participants (or Indirect Participants). Beneficial ownership of Shares is reflected on the records of DTC and its participants, and transfers of ownership are effected only through those records. The Trust, the Funds, and their transfer agent do not have responsibility for the records of beneficial ownership maintained by DTC or its participants.

Shares of all series of the Trust vote together as a single class, except that (i) if a matter affects only one series, that series votes separately, and (ii) if a matter affects a series differently from other series, that series votes separately on that matter. As a Delaware statutory trust, the Trust is neither required nor intends to hold annual shareholder meetings. The Trust will hold meetings of shareholders to elect Trustees or for other purposes as required by the Investment Company Act of 1940, as amended (the "1940 Act"), or as otherwise determined by the Board. The Trust will call a meeting of shareholders to consider the removal of one or more Trustees and certain other matters upon the written request of shareholders holding at least 10% of the outstanding Shares of the Trust entitled to vote at such meeting.

Under the Declaration of Trust, the Board has the authority to liquidate a Fund without shareholder approval. While the Board has no present intention to exercise this authority, the Board may do so if a Fund fails to achieve a viable size within a reasonable period or for such other reasons as the Board determines to be in the best interests of the Funds and their shareholders.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee is liable only for losses resulting from the Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. A Trustee is not liable for errors in judgment or mistakes of fact or law made in good faith.

The Declaration of Trust provides for indemnification of Trustees and officers (and, upon due approval of the Trustees, other covered persons) for claims and expenses arising in connection with their service, except to the extent resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

Nothing in this section protects or indemnifies any person against liability to which they would otherwise be subject under the federal securities laws.

BROKERAGE TRANSACTIONS

The Adviser, or any subadviser it engages with Board approval, is responsible for executing portfolio transactions for the Funds and for allocating brokerage among eligible broker-dealers, subject to the supervision of the Adviser (if a subadviser is engaged) and the Board. In carrying out portfolio transactions, the Adviser or any subadviser seeks the most favorable execution for the Funds, taking into account factors such as price, applicable commissions or dealer spreads, the size and difficulty of the order, market impact, the quality of execution and settlement, and the operational capabilities of the broker-dealer. The lowest available commission is not necessarily the most favorable overall result.

Brokerage Transactions. Generally, equity securities, whether listed or over the counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers acting as market makers will include the dealers markup or reflect a markdown. Money market and other debt securities are usually bought directly from the issuer, an underwriter, or a market maker, and the Funds generally will not pay brokerage commissions for those purchases. When the Funds affect transactions in the over the counter market, it will generally deal with primary market makers unless more favorable prices are otherwise obtainable.

The Trust's policy for purchases and sales of portfolio securities for each Fund is to seek the most favorable overall terms reasonably available. Primary consideration is given to obtaining effective execution at competitive prices; this does not require that the lowest available commission be paid in every case. A constant focus on the lowest commission could, in some circumstances, impair effective portfolio management or the quality of execution and related services.

In evaluating execution quality for a particular transaction, the Adviser may consider a range of factors, including but not limited to: price; commission or commission equivalents; spread; size and difficulty of the order; liquidity and market impact; timing and speed; likelihood of execution and settlement; access to block trading and willingness to commit capital; financial condition and operational capabilities of the broker; reliability and accuracy of communications and clearing; the use of alternative trading systems (including electronic crossing networks); and the value of research and brokerage services, if any, consistent with Section 28(e) of the Securities Exchange Act of 1934. The relative importance of these factors will vary depending on the particular transaction.

The Trust has adopted policies and procedures that prohibit considering the sale of Fund shares as a factor in selecting brokers or dealers. The Adviser owes a fiduciary duty of best execution and selects the broker or dealer it believes is most capable of providing the services necessary to obtain the most favorable execution under the circumstances.

Subject to these policies, brokers or dealers selected to execute the Funds' portfolio transactions may include Authorized Participants or their affiliates (see "Purchase and Redemption of Shares in Creation Units"). An Authorized Participant or its affiliate may be selected in connection with an all-cash creation or redemption or with orders that include cash-in-lieu, provided such selection is consistent with best execution and the Trust's policies.

For swaps and other bilateral derivatives, the Adviser selects counterparties based on a range of factors, which may include pricing, execution quality, creditworthiness, collateral terms, operational capabilities, and overall relationship. These transactions are not executed through traditional brokerage in the same manner as equity trades, and commissions may not be paid. For exchange-traded futures and options, the Funds incur exchange fees and pays commissions or other charges to its futures commission merchants. The Adviser seeks best overall terms reasonably available under the circumstances.

Brokerage Selection. The Trust does not expect to use any single broker-dealer exclusively. When one or more brokers are believed capable of providing the best combination of price and execution, the Adviser (or any subadviser) may consider brokerage or research services provided to the Adviser in selecting among such brokers, and may pay a higher commission than might otherwise be available if it makes a good faith determination that the commission is reasonable in relation to the value of the services provided.

Brokerage and Research Services; Section 28(e). Where permitted by law, the Adviser may cause a Fund to pay a broker a commission in excess of that which another broker might have charged in recognition of brokerage and research services provided, consistent with Section 28(e). Research services may include, among other things, market data and analytics, portfolio analytics, execution management and order handling tools that are directly related to investment research, and access to company or industry information. The Adviser will not cause a Fund to pay a commission greater than is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or the Adviser's overall responsibilities, in accordance with Section 28(e). The Adviser may also receive proprietary research that is bundled with execution services. The Adviser may use research services obtained for the benefit of any account it manages, and not all such services will necessarily be used in connection with the account that generated the commissions. This may create an incentive to select or recommend brokers based on the research services they provide; the Adviser monitors these arrangements and reports to the Board as part of the Trust's brokerage oversight program. The Adviser does not currently use Fund assets for, or participate in, third party soft dollar arrangements and does not receive proprietary research from full service brokers. The Adviser also does not increase commissions to pay up for any such proprietary research. If, in the future, the Adviser (or any subadviser) obtains brokerage or research services from broker-dealers, it would do so only in arrangements consistent with Section 28(e) of the Securities Exchange Act of 1934.

Aggregation and Allocation. When the Adviser considers purchases or sales for a Fund at or about the same time as for other accounts it manages, transactions may be aggregated to seek more favorable execution. Orders are allocated among participating accounts in a manner the Adviser believes to be fair and equitable over time. Aggregation may, in some cases, adversely affect the price or size of the position for a Fund; in other cases, it may be beneficial, for example, by enabling participation in larger transactions or by reducing commissions. From time to time, the Adviser may place a combined order for two or more accounts it manages, including the Funds, when it believes combined execution is in the best interest of each participant and will result in best price and execution. Although joint execution could adversely affect the price or volume obtained by a particular account, in the Adviser's judgment, subject to Board oversight, the advantages of combined orders generally outweigh the possible disadvantages.

Affiliated Brokerage; Principal Transactions. Each Fund may effect brokerage transactions through registered broker-dealer affiliates of the Trust or the Adviser, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), the Exchange Act, and SEC rules, including any applicable procedures adopted by the Board (including procedures consistent with Rule 17e-1 under the 1940 Act). Commissions paid to an affiliate will not exceed amounts that are reasonable and fair compared to commissions charged by others for comparable transactions. Principal transactions with affiliates are prohibited unless permitted by rule, regulation, or exemptive relief.

Directed Brokerage. The Funds do not have any practice of directing brokerage for the promotion or sale of Fund shares. The Funds are newly organized and, as of the date of this SAI, have not paid commissions on brokerage transactions directed to brokers pursuant to any arrangement for research or brokerage services.

Regular Brokers or Dealers. Each Fund is required to identify any securities of its regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the end of the most recent fiscal year. This information is not provided because the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

No brokerage commission information is provided since the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

PORTFOLIO TURNOVER RATE

The portfolio turnover rate is, in general terms, the percentage obtained by dividing the lesser of a Fund's purchases or sales of securities (excluding short-term instruments and securities received or delivered in-kind) by the average value of the Funds during the period. A rate of 100% indicates that the equivalent of the Fund's entire portfolio has been bought and sold during a year. Higher turnover may increase transaction costs and may affect the amount, timing, and character of distributions for tax purposes. To the extent a Fund realizes net short-term capital gains, distributions attributable to those gains will be treated as ordinary income for federal income tax purposes.

Because the Funds rebalance their exposure daily and primarily use derivatives, their portfolio turnover rate (as calculated pursuant to SEC rules) may be higher than that of traditional index funds, and reported turnover may not fully reflect the extent of derivatives activity. Periods of elevated market volatility typically increase trading activity and costs.

Each Fund is new and does not have a portfolio turnover rate to report as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company ("DTC") acts as securities depository for the Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and are deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC is a limited-purpose trust company and a member of the Federal Reserve System, a "clearing agency" registered with the SEC, and a subsidiary of The Depository Trust & Clearing Corporation. DTC holds securities of its participants ("DTC Participants") and facilitates the clearance and settlement of securities transactions among DTC Participants through electronic book-entry changes in accounts of DTC Participants, thereby eliminating the need for physical movement of certificates. DTC Participants include broker-dealers, banks, trust companies, clearing corporations, and other organizations. Access to the DTC system is also available to others such as banks, brokers, and dealers that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants or Indirect Participants (collectively, "Beneficial Owners"). Ownership of beneficial interests in Shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (for DTC Participants) and by DTC Participants (for Indirect Participants and Beneficial Owners). The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners are not entitled to have Shares registered in their names and will not receive physical delivery of Share certificates. Beneficial Owners must rely on the procedures of DTC and the DTC Participant or Indirect Participant through which they hold Shares to exercise rights of a holder of Shares.

Notices, statements, and other communications to Beneficial Owners will be transmitted through DTC and DTC Participants. Distributions of dividends and other amounts with respect to Shares will be made to DTC or its nominee, which will credit DTC Participants' accounts in proportion to their respective beneficial interests. Payments by DTC Participants to Indirect Participants and to Beneficial Owners will be governed by standing instructions and customary practices and are the responsibility of such DTC Participants and Indirect Participants, and not of the Trust, the Funds, or their service providers.

DTC may discontinue providing depository services with respect to Shares at any time by giving reasonable notice in accordance with its procedures and applicable law. Under such circumstances, the Trust will seek a replacement for DTC to perform its functions at a comparable cost; if a replacement is not available, the Trust may make other arrangements, which may include issuing printed certificates, as permitted by applicable law (and, if required, in a manner satisfactory to the Fund's listing exchange). The Trust, the Funds, and their service providers have no responsibility for records, notices, or payments maintained or transmitted by DTC, DTC Participants, or Indirect Participants.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems shares of each Fund (the "Shares") only in aggregations of a specified number of Shares ("Creation Units") on a continuous basis, without a sales load but subject to applicable transaction fees. Creation and redemption orders are effected at the net asset value ("NAV") per Share next determined after an order is received in proper form and accepted on a Business Day by the Trust through its transfer agent (the "Transfer Agent") in accordance with an Authorized Participant Agreement (a "Participant Agreement"). Each Fund's NAV is calculated on each Business Day as of the scheduled close of regular trading on the primary listing exchange for the Shares (generally 4:00 p.m., Eastern Time). A "Business Day" is any day on which the Exchange is open for regular trading. The Funds do not issue fractional Creation Units. Each Creation Unit consists of 25,000 Shares (or such other amount as the Trust may determine and disclose).

The Trust generally expects to permit or require cash creations and redemptions for each Fund in light of the Fund's use of derivatives to achieve its objective. From time to time, a Fund may require all-cash creations and/or redemptions. Cash transactions may cause a Fund to incur costs, including costs of entering into or unwinding derivatives positions, which may be passed through to Authorized Participants via transaction fees designed to approximate the Fund's costs.

Fund Deposit. The consideration for a purchase of a Creation Unit (the "Fund Deposit") generally consists of (i) a designated basket of securities (the "Deposit Securities") together with (ii) a cash amount (the "Cash Component"). The Cash Component equals the difference between the NAV of a Creation Unit and the aggregate value of the Deposit Securities, and may be a positive or negative amount. The Trust may permit or require the substitution of cash in lieu of some or all Deposit Securities ("Deposit Cash"). When a Fund accepts cash (in whole or in part), a Fund may incur costs associated with acquiring portfolio positions that would otherwise have been delivered in kind; such costs may be borne by the Fund, by an Authorized Participant, or otherwise as set forth in the Participant Agreement.

A Funds Deposit (Deposit Securities or Deposit Cash, as applicable, plus the Cash Component) represents the minimum initial and subsequent investment for a Creation Unit. Computation of the Cash Component excludes any stamp duties, transfer taxes, or other similar charges associated with the transfer of beneficial ownership of Deposit Securities, which are the responsibility of the Authorized Participant.

Daily Dissemination. On each Business Day, prior to the opening of regular trading on the Exchange (currently 9:30 a.m., Eastern Time), the names and required quantities of Deposit Securities (or the required amount of Deposit Cash, as applicable) for each Fund, together with the Cash Component, are disseminated via the National Securities Clearing Corporation ("NSCC") based on information as of the close of the prior Business Day. The composition of the Fund Deposit is subject to change and may differ from a Fund's portfolio holdings for a variety of reasons (for example, corporate actions, or operational considerations). Because each Fund may obtain exposure through derivatives such as total return swaps, the Trust may from time to time require cash creations and/or cash redemptions, in whole or in part, to reflect a Fund's investment strategy.

Custom Baskets. Each Fund may accept or deliver "custom baskets" (i.e., baskets that are not a pro rata slice of the Fund's portfolio) consistent with Rule 6c-11 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Adviser has adopted written policies and procedures governing the construction, acceptance, and oversight of custom baskets, which are subject to Board of Trustees (the "Board") oversight.

Eligibility to Transact; Authorized Participants. Orders for Creation Units may be placed only by entities that are (i) participants in the NSCC's Continuous Net Settlement system (each, a "Participating Party") or (ii) participants in The Depository Trust Company ("DTC") (each, a "DTC Participant") and, in each case, that have executed a Participant Agreement with respect to the relevant Fund (each such entity, an "Authorized Participant"). An Authorized Participant agrees, among other things, to pay the Cash Component, applicable creation transaction fees, and any taxes or other charges in connection with an order.

An investor transacting through a broker that is not an Authorized Participant must route orders through an Authorized Participant, and such investor may incur additional charges. At any given time, only a limited number of broker-dealers may have executed a Participant Agreement, and only a subset may support all order types or international settlement capabilities.

Placing Purchase Orders; Cut-Offs. All orders to purchase Shares directly from a Fund must be for one or more whole Creation Units and must be submitted in the manner and by the deadline specified in the Participant Agreement and/or applicable order form. Unless otherwise specified, the purchase order cut-off time is expected to be 4:00 p.m. Eastern Time and may be modified by the Fund. The date on which a purchase order (or a redemption order, as described below) is received in proper form and accepted is the "Order Placement Date." On days when the Exchange closes earlier than normal, the Funds may require that orders be placed earlier. If a market on which a Fund's portfolio investments principally trade is closed, the Fund generally will not accept orders on such day.

Delivery of the Fund Deposit; Settlement; Additional Cash Deposit. Fund Deposits must be delivered by an Authorized Participant through DTC (for equity securities), through the Federal Reserve wire system (for cash), and/or through other arrangements acceptable to the Trust or its agents. The cash portion must be received by the custodian (the "Custodian") no later than the contractual settlement date. The typical settlement cycle for each creation transaction is one Business Day after the trade date ("T+1"), unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Securities Exchange Act of 1934 (the "Exchange Act").

The Funds may permit a creation order to proceed before all Deposit Securities have been received. In such cases, the Authorized Participant must deposit additional cash collateral (the "Additional Cash Deposit") by 4:00 p.m. Eastern Time on the contractual settlement date (or such other time as specified). The Additional Cash Deposit is held in a non-interest bearing account and is subject to increase or decrease until all missing Deposit Securities are received. The Trust may purchase missing Deposit Securities at any time; the Authorized Participant will be liable to the Trust for any costs of such purchases (including any difference between the actual purchase price and the value used for Fund Deposit purposes, plus related transaction costs). Any unused portion of the Additional Cash Deposit will be returned once all missing Deposit Securities have been received or purchased and deposited into the Fund. If the Fund does not receive all required components by the specified time, the order may be canceled; upon written notice to the Transfer Agent, such canceled order may be resubmitted on the next Business Day using the then-current Fund Deposit.

Deemed Receipt; Proper Form. An order is deemed received on the Business Day it is placed only if it is in proper form prior to the applicable cut-off time and federal funds in the appropriate amount are deposited with the Custodian on the contractual settlement date by 4:00 p.m. Eastern Time (or such other time as specified). If proper form or funds are not timely received, the order may be rejected and the Authorized Participant may be liable for any resulting losses.

Issuance of Creation Units. Except as otherwise provided, Creation Units will not be issued until (i) the Transfer Agent has verified receipt of the required Deposit Securities or Deposit Cash, as applicable, (ii) the Custodian has received the Cash Component and any required Additional Cash Deposit, and (iii) all other conditions to creation have been satisfied. Upon confirmation, the Trust will issue and deliver the Creation Units, typically no later than the contractual settlement date. The Authorized Participant is responsible for any losses resulting from untimely delivery of required components.

Acceptance or Rejection of Purchase Orders. The Trust reserves the right to reject any creation order, including if: (1) the order is not in proper form; (2) the Fund Deposit (including the names or quantities of Deposit Securities or the amount of Deposit Cash) does not match the information disseminated through NSCC for that date; (3) the investor(s), upon obtaining the Shares ordered, would beneficially own 80% or more of the outstanding Shares of the Fund (the Trust reserves the right to require information reasonably necessary to determine beneficial ownership for purposes of this 80% test); (4) acceptance of the Fund Deposit would, in the judgment of the Trust, be unlawful; (5) acceptance or receipt of the order would, in the opinion of counsel to the Trust, be unlawful; or (6) circumstances outside the control of the Trust, the Custodian, any sub-custodian, the Transfer Agent, and/or the Adviser make it impracticable to process orders. Illustrative examples include natural disasters; extreme weather; fires or floods; widespread utility or telecommunications outages; market-wide trading halts; or systems failures affecting the Trust, the distributor, the Custodian or any sub-custodian, the Transfer Agent, DTC, NSCC, the Federal Reserve System, or other participants. The Transfer Agent will notify a prospective creator and/or its Authorized Participant of any rejection. The Trust, the Transfer Agent, the Custodian, any sub-custodian, and the distributor have no duty to notify of defects or irregularities in any Fund Deposit and shall not be liable for failure to give such notice. The Trust will exercise any right to reject orders in a manner consistent with Rule 6c-11 and related SEC guidance, including with respect to limited suspensions and extraordinary circumstances, and in a manner designed not to impair the arbitrage mechanism.

All questions as to the composition of the Fund Deposit, the number of shares of each Deposit Security, and the validity, form, eligibility, and acceptance of any securities or cash tendered will be determined by the Trust, and the Trust's determinations will be final and binding.

Creation Transaction Fees. A fixed creation transaction fee of $300 may be imposed to offset transfer and other transaction costs associated with processing creation orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each creation order regardless of the number of Creation Units purchased in that order. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash creations, partial cash creations, or non-standard orders, a variable fee payable to the Fund of up to 3.00%, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to purchasing portfolio investments with cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring securities to or from their accounts as part of the creation process.

Risks of Purchasing Creation Units. Purchases of Creation Units directly from a Fund involve certain legal risks. Because Shares may be continuously offered, a "distribution" could be occurring at any time. Depending on the facts and circumstances, activities of a shareholder may cause the shareholder to be deemed a statutory underwriter under the Securities Act of 1933 (the "Securities Act") and subject to prospectus delivery and liability provisions. For example, a shareholder may be deemed a statutory underwriter if it purchases Creation Units, breaks them into Shares, and sells those Shares directly to customers, or combines the creation of new Shares with an active selling effort. Whether a person is an underwriter depends on all facts and circumstances. Dealers participating in a distribution and dealing with Shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act may be unable to rely on the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption.

Shares may be redeemed only in Creation Units at the NAV next determined after a redemption request in proper form is received and accepted by the Fund through the Transfer Agent on a Business Day. Except upon liquidation of a Fund, the Trust does not redeem Shares in amounts less than a Creation Unit. Investors who are not Authorized Participants must accumulate sufficient Shares in the secondary market to constitute a Creation Unit to redeem. There can be no assurance that secondary-market liquidity will always permit assembly of a Creation Unit; investors should expect to incur brokerage and other costs in connection with aggregating Shares.

Prior to the opening of regular trading on the Exchange on each Business Day, the Custodian, through NSCC, makes available the list of names and quantities of portfolio securities (the "Fund Securities") and the cash amount, if any, that will be applicable to redemption requests received that day in proper form. Fund Securities received upon redemption may differ from the Deposit Securities applicable to creations.

Redemption proceeds are paid in kind, in cash, or a combination thereof, as determined by the Trust in its discretion. For in-kind redemptions, redemption proceeds for a Creation Unit generally consist of the Fund Securities announced for that day, plus or minus a cash amount equal to the difference between the NAV of the Shares being redeemed and the value of the Fund Securities (the "Cash Redemption Amount"), less applicable fees. When the value of the Fund Securities exceeds the NAV of the Shares being redeemed, the redeeming shareholder will be required to pay the difference in cash through its Authorized Participant. The Trust may, in its discretion, substitute cash for any Fund Security.

The typical settlement cycle for each redemption transaction is T+1, unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Exchange Act. In certain cases (for example, due to local market holidays or other market conditions), settlement of redemption proceeds may occur later.

Redemption Transaction Fees. A fixed redemption transaction fee of $300 may be imposed to offset transfer and other transaction costs associated with processing redemption orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each redemption order, regardless of the number of Creation Units redeemed. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash redemptions, partial cash redemptions, or non-standard orders, a variable fee payable to the Fund of up to 3.00%, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to selling portfolio investments to raise cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring Fund Securities from the Trust to their account or as otherwise directed.

Procedures for Redemption of Creation Units; Cut-Offs. Redemption orders must be submitted in proper form to the Transfer Agent by an Authorized Participant prior to 4:00 p.m. Eastern Time (or such other time as specified in the Participant Agreement and/or applicable order form). A redemption request is in proper form if: (i) the Authorized Participant has transferred, or caused to be transferred, the Creation Unit(s) being redeemed through DTC to the account of the Transfer Agent by the time specified; and (ii) the Transfer Agent has received an acceptable redemption request from the Authorized Participant within the time periods specified. If Shares are not received through DTC's facilities by the required time, or the request otherwise is not in proper form, the redemption request will be rejected.

Additional Redemption Procedures. A redeeming shareholder or an Authorized Participant acting on its behalf must maintain appropriate custody arrangements to receive Fund Securities. The Trust may, in its discretion, require or permit cash redemptions. In either case, the redeeming investor will receive a cash amount equal to the NAV of the Shares next determined after receipt of a redemption request in proper form, less applicable fees and charges (including any variable fee for cash redemptions). Upon request, the Trust may deliver a basket of securities that differs from the announced Fund Securities but does not differ in NAV.

Redemptions in kind are subject to applicable federal and state securities laws. The Trust reserves the right to redeem Creation Units for cash to the extent it could not lawfully deliver specific Fund Securities or could not do so without first registering such securities. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular Fund Security may receive an equivalent amount of cash. An Authorized Participant that is not a "qualified institutional buyer" ("QIB") as defined in Rule 144A under the Securities Act will be unable to receive Fund Securities that are restricted securities eligible for resale under Rule 144A; the Trust may require written confirmation of QIB status as a condition to delivery of such securities.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed: (1) for any period when the Exchange is closed (other than customary weekend and holiday closings); (2) for any period when trading on the Exchange is suspended or restricted; (3) for any period when an emergency exists that makes it not reasonably practicable to dispose of Shares or determine NAV; or (4) in such other circumstances as are permitted by the SEC. The Trust will administer any suspension in a manner consistent with Rule 6c-11 and related SEC guidance and in a manner designed not to impair the arbitrage mechanism.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the Fund's net assets (the value of total assets minus total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees (including any management fees) accrue daily and are reflected in the determination of NAV.

The NAV of each Fund is calculated by the Administrator as of the scheduled close of regular trading on the Fund's primary listing exchange (generally 4:00 p.m., Eastern Time) on each day that the exchange is open for regular trading. If market closures or early closes affect particular asset classes (for example, an early close for certain fixed-income markets announced by the Securities Industry and Financial Markets Association, "SIFMA"), valuations for those holdings may reflect the earlier close on such day.

In valuing portfolio investments, each Fund generally uses market-based valuations. Prices may be obtained from one or more pricing services, directly from an exchange or trading venue, from quotations of major market makers or dealers, or, where appropriate, using amortized cost for short-term instruments. For investments that trade on an exchange, a market valuation generally refers to the last reported sale price or official closing price. Investments and other assets (and liabilities) denominated in currencies other than U.S. dollars are converted to U.S. dollars at current market rates as quoted by one or more sources on the valuation date.

When market quotations are not "readily available" or are deemed unreliable, the Fund will determine a fair value in accordance with Rule 2a-5 under the Investment Company Act of 1940. The Board has adopted valuation policies and procedures and has designated the Adviser as the Fund's valuation designee (the "Valuation Designee") pursuant to Rule 2a-5 to perform fair value determinations, subject to Board oversight. Fair value methodologies may consider, among other things, evaluated prices from pricing services, model inputs, observable market data, corporate actions, trading halts, significant events occurring after market close, and, for derivatives, counterparty quotations and collateral. The use of fair value prices may result in values that differ from quoted or published prices and may cause the Fund's NAV to differ from the value of an index at a point in time.

Derivatives used to obtain leveraged exposure (for example, swaps, futures, and options) are valued pursuant to the Fund's valuation procedures. Depending on the instrument, valuation inputs may include exchange settlement prices, quotations from one or more dealers or pricing services, models that reference observable market data, and, when appropriate, values of related instruments such as an exchange-traded fund designed to track the Fund's relevant Underlying Security or benchmark (particularly if that benchmark level is not computed as of the U.S. market close). When market quotations are not readily available or are deemed unreliable, such instruments are valued at fair value in good faith under the Fund's Rule 2a-5 procedures.

DIVIDENDS AND DISTRIBUTIONS

The following supplements, and should be read with, the Prospectus section titled "Dividends, Distributions, and Taxes."

General policies. Each Fund intends to distribute substantially all of its net investment income, if any, at least annually, and to distribute any net realized capital gains to shareholders at least annually. The Funds may make additional distributions as necessary to meet distribution requirements under the Internal Revenue Code of 1986, as amended (the "Code"), in a manner consistent with the Investment Company Act of 1940 and to minimize federal excise taxes.

Distributions of income and capital gains, if any, are declared and paid in cash. Dividends and other distributions on Shares are made on a pro rata basis to beneficial owners of record through Depository Trust Company ("DTC") participants and indirect participants, with proceeds transmitted by the Trust to DTC for allocation to DTC participants and then to beneficial owners.

The Trust may declare special dividends or other distributions if, in its reasonable discretion, such action is necessary or advisable to maintain a Fund's status as a regulated investment company ("RIC") or to avoid Fund-level income or excise taxes on undistributed amounts. Each Fund intends to make distributions in amounts and at times intended to avoid the 4% federal excise tax described under "Federal Income Taxes" below.

Use of derivatives may cause each Fund to recognize income, gain, or loss for tax and accounting purposes without a corresponding receipt or payment of cash in the same period. As a result, the Fund may be required to sell investments, including derivatives, at times it would not otherwise do so in order to meet distribution requirements.

Dividend reinvestment service. The Trust does not offer a DTC book-entry dividend reinvestment service. However, certain broker-dealers may offer a dividend reinvestment service for beneficial owners through DTC participants. Investors should contact their brokers to determine availability, applicable procedures, and any deadlines. If such a service is used, distributions will be reinvested in additional whole Shares at the then-current NAV, and such reinvested amounts will be taxable to the same extent as if received in cash.

FEDERAL INCOME TAXES

The following is a summary of certain U.S. federal income tax considerations generally affecting the Funds and their shareholders. It supplements the Prospectus and is not a complete discussion of all tax matters that may be relevant. This summary is based on current provisions of the Code, Treasury regulations, judicial decisions, and administrative rulings and guidance, all of which are subject to change (possibly with retroactive effect). Investors should consult their own tax advisers about federal, state, local, and foreign tax consequences to them in light of their particular circumstances.

Taxation of the Funds. Each Fund intends to elect and qualify each year for treatment as a RIC under the Code. If a Fund qualifies as a RIC and distributes its income and gains in a timely manner to shareholders, the Fund generally will not be subject to U.S. federal income tax on the income and gains it distributes. To qualify as a RIC, among other requirements, a Fund must (1) distribute in each taxable year at least 90% of its "investment company taxable income" and 90% of its net tax-exempt income, if any (the "Distribution Requirement"); (2) derive at least 90% of its gross income each taxable year from certain qualifying sources such as dividends, interest, gains from the sale or other disposition of stock, securities, or foreign currencies, or income derived with respect to its business of investing in such stock, securities, or currencies (the "Qualifying Income Requirement"); and (3) satisfy certain asset diversification tests at the end of each quarter (the "Diversification Requirement").

To the extent a Fund invests in instruments that may generate income that is not qualifying income (which can include certain derivatives), the Fund intends to monitor and limit such investments so that its non-qualifying income does not exceed 10% of gross income. If a Fund were to fail the Qualifying Income Requirement or the Diversification Requirement, relief provisions may be available in limited circumstances if the failure is due to reasonable cause and not willful neglect and the Fund pays a penalty tax and/or takes corrective action. If relief were not available and a Fund failed to qualify for RIC treatment for a taxable year, the Fund would be subject to tax at the Fund level on all of its taxable income at corporate rates, and distributions from earnings and profits (including distributions of net capital gain) would be taxable to shareholders as ordinary income. The Fund could be required to recognize and distribute earnings and profits as a condition to requalifying as a RIC in a subsequent year.

A Fund may elect to treat part or all of certain "late-year losses" as incurred in the following taxable year for purposes of determining its taxable income and distributions. Net capital losses (capital losses in excess of capital gains) generally may be carried forward indefinitely by a RIC to offset future capital gains, subject to limitations. The carryover of losses may be limited following certain ownership changes.

Each Fund may be subject to a 4% nondeductible federal excise tax on certain undistributed amounts if it does not distribute during each calendar year at least (i) 98% of its ordinary income for the calendar year and (ii) 98.2% of its capital gain net income for the one-year period ending on October 31 (or, if the Fund makes an election, for its fiscal year), plus any shortfalls from the prior year. The Funds intend to make distributions in amounts and at times intended to minimize excise tax, but there can be no assurance that all such liability will be eliminated.

If a Fund retains net capital gain, it may designate the retained amount as "undistributed capital gains" in a notice to shareholders. In that case, shareholders would (i) be required to include their share of such undistributed amount in income as long-term capital gain, (ii) be entitled to a credit for their share of the tax paid by the Fund on such undistributed amount, and (iii) increase their tax basis in Shares by the excess of the amount included in income over the tax deemed paid.

Taxation of shareholders - distributions. Distributions of a Fund's "investment company taxable income" (computed without regard to the dividends-paid deduction) are taxable to shareholders as ordinary income, whether paid in cash or reinvested. Distributions of a Fund's net capital gain (net long-term capital gains in excess of net short-term capital losses) are taxable as long-term capital gains, regardless of how long a shareholder has held Shares. A portion of ordinary income dividends paid to non-corporate shareholders may be eligible to be taxed at the reduced rates applicable to "qualified dividend income" if certain holding period and other requirements are met by both the Fund and the shareholder. To the extent properly reported, certain dividends received by corporate shareholders may be eligible for the dividends-received deduction, subject to holding period and other limitations.

Distributions are generally taxable when paid; however, any dividend declared in October, November, or December with a record date in such month and paid in January is treated for U.S. federal income tax purposes as received on December 31 of the year declared. Distributions may also be subject to state and local taxes.

If a Fund's distributions exceed its current and accumulated earnings and profits, all or a portion of such excess will be treated as a return of capital to shareholders, reducing each shareholder's tax basis in Shares (and, after such basis is reduced to zero, resulting in capital gain).

Taxation of shareholders - sale or exchange of Shares. A sale or other taxable disposition of Shares generally will result in a capital gain or loss equal to the difference between the amount realized and the shareholder's adjusted tax basis in the Shares. The gain or loss will be long-term if the Shares were held for more than one year, and short-term otherwise. Any loss realized on a disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any amounts treated as long-term capital gain that were distributed (or deemed distributed) with respect to such Shares. Losses may be disallowed under the "wash sale" rules if substantially identical Shares are acquired within 30 days before or after the disposition. Shareholders should consult their brokers regarding available cost-basis reporting methods and elections.

Special and Complex Rules Applicable to Derivatives.

Each Funds' investments in derivatives are subject to special and complex U.S. federal income tax rules that can affect the character, timing, and amount of the Fund's income, gains, losses, and distributions.

Certain exchange-traded futures and options may be treated as "Section 1256 contracts" and are required to be marked to market at year end. Gains or losses on Section 1256 contracts generally are treated as 60% long-term and 40% short-term capital gain or loss, regardless of holding period, and may be required to be recognized for tax purposes even if no corresponding cash is received.

Payments (or accruals) under swap agreements and other non-Section 1256 derivatives generally are treated as ordinary income or loss. The "straddle," "wash sale," and "constructive sale" rules may defer losses, accelerate recognition of gains, or otherwise affect the character of the Fund's income and gains. The Fund's use of derivatives could also affect whether the Fund has made sufficient distributions to maintain its qualification as a regulated investment company and to avoid fund-level tax. Shareholders should consult their tax advisers regarding how these rules may affect their own tax situation. See Federal Income Taxes in this SAI for additional details.

Creations and redemptions by Authorized Participants. An Authorized Participant that exchanges securities for Creation Units generally will recognize gain or loss equal to the difference between the market value of the Creation Units at the time and the sum of the Authorized Participant's aggregate basis in the securities surrendered plus the cash paid, if any. An Authorized Participant that redeems Creation Units generally will recognize gain or loss equal to the difference between the Authorized Participant's basis in the Creation Units and the sum of the aggregate market value of any securities received plus the cash received, if any. The Internal Revenue Service may take the position that a loss realized upon an exchange of securities for Creation Units may be disallowed under the wash sale rules (for an exchanger that does not mark-to-market) or on the basis that there has been no significant change in economic position. If, after a creation, a purchaser (or group) would own 80% or more of a Fund's outstanding Shares and Section 351 of the Code otherwise would apply, the Fund may reject the order and may require beneficial ownership information reasonably necessary to evaluate the application of Section 351. If the Fund nonetheless issues Creation Units in such circumstances, the Authorized Participant may not recognize gain or loss on the exchange. Authorized Participants should consult their own tax advisers.

Taxation of Fund investments. Certain investments (including, without limitation, derivatives, foreign currency contracts, and transactions subject to the "straddle," "constructive sale," or "mark-to-market" rules) may be subject to complex provisions of the Code that, among other things, could affect the character of gains and losses realized by a Fund, accelerate the recognition of income to a Fund, defer losses, or affect whether income is qualifying income for RIC purposes. These rules may also require a Fund to recognize income or gains without a corresponding receipt of cash, potentially requiring the Fund to sell securities to meet the Distribution Requirement. Each Fund intends to monitor transactions, make appropriate elections, and maintain books and records as required to mitigate adverse tax consequences and preserve RIC status.

Backup withholding and reporting. A Fund may be required to withhold federal income tax ("backup withholding") from dividends, capital gain distributions, and redemption proceeds payable to shareholders who fail to provide a correct taxpayer identification number, who are subject to backup withholding due to under-reporting, who fail to certify that they are not subject to backup withholding, or who fail to certify their U.S. status. Backup withholding is not an additional tax and amounts withheld may be credited against a shareholder's federal income tax liability.

Net investment income tax. Certain individuals, trusts, and estates are subject to a 3.8% tax on their "net investment income," (the "NII tax") which generally includes distributions from a Fund and net gains from the sale or other disposition of Shares.

Non-U.S. shareholders. Distributions to non-U.S. shareholders generally will be subject to U.S. withholding tax at the rate of 30% (or a lower applicable treaty rate) to the extent derived from ordinary income. Subject to certain requirements, a Fund may report a portion of its distributions as "interest-related dividends" or "short-term capital gain dividends," which generally are exempt from such withholding for non-U.S. shareholders; special rules and exceptions apply, including for individuals present in the United States for 183 days or more during the year. Gains realized by non-U.S. shareholders on the sale of Shares generally are not subject to U.S. federal income tax, subject to certain exceptions. Non-U.S. shareholders may be subject to backup withholding if they fail to provide required certifications.

FATCA. Under the Foreign Account Tax Compliance Act ("FATCA"), a Fund may be required to withhold 30% on ordinary income distributions paid to certain foreign financial institutions and non-financial foreign entities that fail to satisfy documentation, reporting, or other requirements. FATCA may also affect a Fund's returns on certain investments. Investors should consult their tax advisers regarding FATCA.

Tax-exempt shareholders. Tax-exempt investors (including retirement plans and IRAs) are generally exempt from federal income tax on Fund distributions and gains, except to the extent that such amounts constitute unrelated business taxable income ("UBTI"). In certain circumstances, investments by a Fund (for example, in residual interests of real estate mortgage investment conduits or certain real estate investment trusts) could generate UBTI to tax-exempt shareholders. Tax-exempt investors should consult their tax advisers.

Certain reporting. Shareholders may be required to file IRS Form 8886 if they recognize a loss on a disposition of Shares that exceeds applicable thresholds. Significant penalties may apply for failure to comply with reporting requirements. The fact that a loss is reportable does not affect whether the treatment of the loss is proper.

The tax information provided here is only a summary of certain considerations. Prospective investors should consult their own tax advisers regarding the U.S. federal, state, local, and foreign tax consequences of an investment in the Funds.

FINANCIAL STATEMENTS

The Funds have not yet commenced investment operations and, therefore, have not produced financial statements. Once produced, you can obtain copies of the Annual Report without charge by calling the Fund at [ ] or visiting the SEC's website at www.sec.gov.

CORGI ETF TRUST I

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit
(a)(i)	Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(i).
(a)(ii)

Certificate of Amendment to Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(ii).

(a)(iii)	Agreement and Declaration of Trust. Incorporated by reference to Accession No. 0002078265-25-000002, Exhibit (a)(iii).
(b)	By-Laws. Incorporated by reference to Accession No. 0002078265-25-000002, Exhibit (b).
(c)	Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)(i)

Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (d)(i).

(d)(ii)	Investment Sub-Advisory Agreement - to be filed by subsequent amendment.
(e)(i)

Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(i).

(e)(ii)

Form of Authorized Participant Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(ii).

(f)	Not applicable.
(g)

Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (g).

(h)(i)

Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (h)(i).

(h)(ii)	Not separately filed. The services described in Item 28(h)(ii) are provided under the agreement filed as Exhibit (h)(i).
(h)(iii)	Not separately filed. The services described in Item 28(h)(iii) are provided under the agreement filed as Exhibit (h)(i).
(i)	Opinion and Consent of Counsel - to be filed by subsequent amendment.
(j)	Consent of Independent Registered Public Accounting Firm - to be filed by subsequent amendment.
(k)	Not applicable.
(l)

Form of Subscription Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (l).

(m)	Rule 12b-1 Plan. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (m).
(n)	Not applicable.
(o)	Reserved.
(p)(i)

Joint Code of Ethics for the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (p)(i).

(p)(ii)	Code of Ethics for Sub-Adviser - to be filed by subsequent amendment.
(q)	Powers of Attorney. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (q).

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article IX of the Registrant's Agreement and Declaration of Trust. In general, that provision authorizes indemnification of Trustees, officers, employees, and agents of the Trust for liabilities and expenses arising in connection with their service to the Trust, subject to the limitations set forth therein and under applicable law.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. If a claim for indemnification against such liabilities is made (other than reimbursement by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless its counsel determines that the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Securities Act, and the Registrant will be bound by the court's final adjudication of the issue."

Item 31. Business and Other Connections of Investment Adviser

Corgi Strategies, LLC - SEC File No. 801-134212

This item incorporates by reference the Uniform Application for Investment Adviser Registration (Form ADV) of Corgi Strategies, LLC, which is on file with the Securities and Exchange Commission. The Form ADV is available at www.adviserinfo.sec.gov.

[ ] (Sub-Adviser) - SEC File No. 801-[ ]

Information regarding the business and other connections of the sub-adviser is set forth in its Form ADV on file with the SEC and incorporated by reference. The Form ADV is available at www.adviserinfo.sec.gov.

The other business activities of the officers and managing members of the adviser and sub-adviser are described in their respective Forms ADV, including Schedules A and D, which are incorporated by reference.

Item 32. Principal Underwriter

The principal underwriter for the Funds (the "Distributor") will be [ ].

(a)	[ ]

(b)	None.

(c)	None.

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	[ ] [ ]

Registrant's Custodian	[ ] [ ]

Registrant's Principal Underwriter	[ ] [ ]

Registrant's Investment Adviser	Corgi Strategies, LLC 425 Bush St, Suite 500 San Francisco, CA 94104

Registrant's Sub-Adviser	[ ] [ ]

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in San Francisco, California, on March 4, 2026.

Corgi ETF Trust I

/s/ Emily Z. Yuan
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on March 4, 2026.

Signature	Title

/s/ Emily Z. Yuan	President and Principal Executive Officer; Trustee
Emily Z. Yuan

/s/ Nicolas S. Laqua	Trustee; Chair; Principal Financial Officer;
Nicolas S. Laqua	Principal Accounting Officer (Treasurer)

/s/ Conor M. Murray	Lead Independent Trustee
Conor M. Murray

/s/ Bryant C. Lee	Trustee
Bryant C. Lee

/s/ Jennifer X. Benson	Trustee
Jennifer X. Benson